                                                         File Numbers 333-120704
                                                                        811-4585

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment Number



                     Post-Effective Amendment Number 7



                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              Amendment Number 80


                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
             (Address of Depositor's Principal Executive Offices)

                                1-651-665-3500
              (Depositor's Telephone Number, including Area Code)


                             Dwayne C. Radel, Esq.

                   Senior Vice President and General Counsel
                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (Check appropriate box):


       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---


    X  on April 30, 2010 pursuant to paragraph (b) of Rule 485
   ---



       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---


       on (date) pursuant to paragraph (a)(1) of Rule 485
   ---


If appropriate, check the following:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
   ---

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies.

--------------------------------------------------------------------------------

PART A:  INFORMATION REQUIRED IN A PROSPECTUS

Item Number Caption in Prospectus
----------- ---------------------

     1.     Front and Back Cover Pages

     2.     Benefit Summary: Benefits and Risks

     3.     Risk/Benefit Summary: Fee Table

     4.     General Description of Minnesota Life Variable Life Account, Minnesota Life
            Insurance Company and Portfolio Companies

     5.     Charges

     6.     General Description of Contracts

     7.     Premiums

     8.     Death Benefits and Contract Values

     9.     Surrenders, Partial Surrenders, and Partial Withdrawals

    10.     Loans

    11.     Lapse and Reinstatement

    12.     Taxes

    13.     Legal Proceedings

    14.     Financial Statements

Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Insurance Policy

    This prospectus describes a Variable Adjustable Life Second Death Insurance Policy ("VAL Survivor") issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

    VAL Survivor policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The account value of each Policy will vary with the investment experience of these options.

    You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your registered representative or financial adviser.

The Variable Life Account invests its assets in the following Fund Portfolios:

[LOGO] Advantus /R/ CAPITAL MANAGEMENT

Advantus Series Fund, Inc.
..  Bond Portfolio -- Class 2 Shares
..  Index 400 Mid-Cap Portfolio -- Class 2 Shares
..  Index 500 Portfolio -- Class 2 Shares
..  International Bond Portfolio -- Class 2 Shares
..  Money Market Portfolio
..  Mortgage Securities Portfolio -- Class 2 Shares
..  Real Estate Securities Portfolio -- Class 2 Shares


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AllianceBernstein Variable Products Series Fund, Inc.

..  International Value Portfolio -- Class B Shares


                                     [LOGO]
                                American Century
                                 Investments/R/

American Century Variable Portfolios, Inc.
..  VP Income & Growth Fund -- Class II Shares
..  VP Ultra(R) Fund -- Class II Shares
..  VP Value Fund -- Class II Shares


American Century Variable Portfolios II, Inc.
..  VP Inflation Protection Fund -- Class II Shares


[LOGO] CREDIT SUISSE

Credit Suisse Trust

..  International Equity III Portfolio


[LOGO]
Fidelity/R/
INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..  Contrafund(R) Portfolio -- Service Class 2 Shares
..  Equity-Income Portfolio -- Service Class 2 Shares

..  High Income Portfolio -- Service Class 2 Shares

..  Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust
..  Franklin Large Cap Growth Securities Fund -- Class 2 Shares

..  Franklin Small Cap Value Securities Fund -- Class 2 Shares

.. Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares .. Mutual Shares Securities Fund -- Class 2 Shares
..  Templeton Developing Markets Securities Fund -- Class 2 Shares


[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
..  Goldman Sachs Government Income Fund -- Service Shares

[LOGO] i.b.botson.
       ETF allocation
           series.....

Financial Investors Variable Insurance Trust
.. Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares* .. Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares*
..  Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares*
..  Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
.. Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares* *These portfolios are structured as fund of funds that invest directly in shares of underlying funds.

[LOGO] Invesco



AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
..  Invesco V.I. Basic Balanced Fund -- Series II Shares
..  Invesco V.I. Capital Appreciation Fund -- Series II Shares
..  Invesco V.I. Core Equity Fund -- Series II Shares
..  Invesco V.I. Small Cap Equity Fund -- Series II Shares
..  **Invesco Van Kampen V.I. Capital Growth Fund -- Series II Shares
..  **Invesco Van Kampen V.I. Comstock Fund -- Series II Shares
.. **Invesco Van Kampen V.I. Growth and Income Fund -- Series II Shares .. **Invesco Van Kampen V.I. Mid Cap Value Fund -- Series II Shares **Available on or about June 1, 2010


[LOGO] IVY FUNDS
Variable Insurance Portfolios




Ivy Funds Variable Insurance Portfolios

..  Ivy Funds VIP Asset Strategy
..  Ivy Funds VIP Balanced
..  Ivy Funds VIP Core Equity

..  Ivy Funds VIP Global Natural Resources

..  Ivy Funds VIP Growth

..  Ivy Funds VIP International Core Equity

..  Ivy Funds VIP International Growth


..  Ivy Funds VIP Micro Cap Growth

..  Ivy Funds VIP Mid Cap Growth

..  Ivy Funds VIP Science and Technology
..  Ivy Funds VIP Small Cap Growth
..  Ivy Funds VIP Small Cap Value
..  Ivy Funds VIP Value

[LOGO]

Janus Aspen Series
..  Balanced Portfolio -- Service Shares
..  Forty Portfolio -- Service Shares

..  Overseas Portfolio -- Service Shares
..  Perkins Mid Cap Value Portfolio -- Service Shares


[LOGO] MFS/(R)/
       INVESTMENT MANAGEMENT




MFS(R) Variable Insurance Trust
..  Investors Growth Stock Series -- Service Class Shares
..  Mid Cap Growth Series -- Service Class Shares
..  New Discovery Series -- Service Class Shares
..  Value Series -- Service Class Shares

[LOGO]

The Universal Institutional Funds, Inc.
..  Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..  Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares




Oppenheimer Variable Account Funds
..  Capital Appreciation Fund/VA -- Service Shares
..  High Income Fund/VA -- Service Shares

..  Main Street Small Cap Fund(R)/VA -- Service Shares


Panorama Series Fund, Inc.
..  International Growth Fund/VA -- Service Shares


[LOGO] Pimco Your Global Investment Authority.

PIMCO Variable Insurance Trust
..  PIMCO Low Duration Portfolio -- Advisor Class Shares
..  PIMCO Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments


Putnam Variable Trust

..  Putnam VT Equity Income Fund -- Class IB Shares

..  Putnam VT Growth and Income Fund -- Class IB Shares
..  Putnam VT International Equity Fund -- Class IB Shares
..  Putnam VT New Opportunities Fund -- Class IB Shares
..  Putnam VT Voyager Fund -- Class IB Shares


[LOGO]VAN KAMPEN
      INVESTMENTS

The Universal Institutional Funds, Inc.
..  Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II Shares

Van Kampen Life Investment Trust
..  Capital Growth Portfolio -- Class II Shares
..  Comstock Portfolio -- Class II Shares
..  Growth and Income Portfolio -- Class II Shares




    Please note that the Policy and the Fund portfolios:
       .   are not guaranteed to achieve their goals;
       .   are not federally insured;
       .   are not endorsed by any bank or government agency; and
       .   are subject to risks, including loss of the amount invested.

    This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.

    The Policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   [LOGO] MINNESOTA LIFE
    400 Robert Street North . St. Paul, Minnesota 55101-2098
    Ph 651/665-3500 . http:/www.minnesotalife.com


    Dated: April 30, 2010

Table of Contents


     Summary of Benefits and Risks                                                           1

     General Descriptions                                                                    5
           Minnesota Life Insurance Company                                                  5
           Variable Life Account                                                             6
           The Funds                                                                         6
           Additions, Deletions or Substitutions                                            12
           The Guaranteed Interest Account                                                  13
           Payments Made by Underlying Mutual Funds                                         14


       Detailed Information about the Variable Adjustable Life Survivor Insurance Policy    15
           Adjustable Life Insurance                                                        15
           Policy Adjustments                                                               16
           Applications and Policy Issue                                                    19
           Policy Premiums                                                                  20
           Account Value                                                                    23
           Death Benefit Options                                                            27
           Policy Loans                                                                     28
           Surrender                                                                        29
           Free Look                                                                        30
           Policy Charges                                                                   30
           Other Policy Provisions                                                          32
           Additional Benefits                                                              34

     Other Matters                                                                          35
           Federal Tax Status                                                               35
           Voting Rights                                                                    41
           Compensation Paid for the Sale of Policies                                       41
           Legal Proceedings                                                                43
           Registration Statement                                                           43

     Statement of Additional Information                                                    44

                 [This page has been left blank intentionally]

Summary of Benefits and Risks

The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life second death insurance policy called VAL Survivor providing a death benefit on the second death. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. This kind of policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle due to the costs of insurance and the expenses charged.

What are some of the benefits of the Policy?

The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features.

What is the guaranteed plan of insurance?

For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have insurance coverage for life, with premiums payable for 30 years. See "Adjustable Life Insurance."

What makes the Policy "Adjustable"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."

The maximum plan of insurance available is a whole life plan where the Policy becomes paid-up after the payment of ten annual base premiums. The minimum plan of insurance that we offer at original issue is a protection plan that provides guaranteed insurance coverage for ten years with premiums payable for ten years. See "Adjustable Life Insurance." A protection plan of insurance guarantees insurance coverage and a certain premium level, for a specified number of years, always less than for whole life. A protection plan offers the most insurance protection with the lowest initial level of premiums and with the least cash value.

For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

What makes the Policy "Variable"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the

Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed interest account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed interest account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Interest Account."

What death benefit options are offered under the Policy?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased account values. The death benefit will vary only if necessary to satisfy the definition of life insurance.

The Protection Option provides a variable death benefit equal to the guaranteed face amount plus the policy value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased account values. See "Death Benefit Options."

Do you have access to your policy values?

Yes. Your policy value is the account value plus any policy loan. See "Account Value." You may transfer account values among the available investment options, make a partial surrender of the account values, or surrender the Policy. There may be a Surrender Charge when the Policy is surrendered. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value less surrender charge as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

What are some of the risks of the Policy?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the Policy. See "Account Value."

There is a risk that a Policy will terminate. This will occur if there is insufficient account value to cover policy charges, or if there is no account value when there is a policy loan. Policy loans may increase the risk that the Policy will terminate. If a Policy with a substantial loan terminates, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may fully surrender the Policy; in some situations there will be a Surrender Charge. Surrendering your Policy may have significant tax consequences.

You may make a partial surrender of the account values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

Summary Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

Transaction Fees

This table describes the fees and expenses that you will pay at the time that you buy the Policy, pay premiums, surrender the Policy, adjust the Policy or make transfers between the investment options.

         Charge             When Charge is Deducted        Amount Deducted
Premium Charge             Upon premium payment       Maximum of 5.75 percent
                                                      of premium in all years(1)
Policy Adjustment          At policy adjustment for   $95
Transaction Charge(2)      changes in premium, face
                           amount, plan of
                           insurance, and death
                           benefit option
Partial Surrender          At partial surrender       Lesser of $25 or 2
Transaction Charge                                    percent of partial
                                                      surrender amount
Transfer Transaction       At transfer of cash values Maximum of $25; currently
Charge                                                $10(3)
Surrender Charge           At policy surrender or     Maximum of the sum of all
                           termination                monthly Policy Issue
                                                      Charges, remaining unpaid
                                                      from the time of
                                                      surrender or termination
                                                      to the end of the
                                                      applicable ten year
                                                      period(4)

(1) The premium charge applies to base premiums and non-repeating premiums. It does not apply to premiums for Additional Benefits. See "Additional Benefits." This charge is currently 5.75 percent on base premiums and 3 percent on non-repeating premiums. Base premiums are premiums paid for the basic policy before any premiums for additional benefits. Non-repeating premiums are premiums paid in addition to planned premiums.

(2) See "Policy Adjustments."

(3) The transfer transaction charge only applies to non-systematic transfers in excess of 12 per year. See "Transfers."

(4) The Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in premium or net amount at risk. See Periodic Charges table below. If the Policy is terminated or surrendered during that ten year period, we will assess a Surrender Charge. The maximum Surrender Charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value.

       Periodic Charges Other Than Investment Option Operating Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.


         Charge             When Charge is Deducted        Amount Deducted
Monthly Policy Charge      Monthly                    Maximum of $15 plus $0.03
                                                      per $1,000 of face
                                                      amount; currently $10
                                                      plus $0.02 per $1,000 of
                                                      face amount
Policy Issue Charge(1)     Monthly                    Maximum of $2.80 and
                                                      minimum of $0.08 per
                                                      $1,000 of face amount

                                                      The charge for a
                                                      representative male and
                                                      female nonsmoker standard
                                                      risk both age 55 would be
                                                      $0.18 per $1,000 of face
                                                      amount
Cost of Insurance Charge   Monthly                    Maximum of $83.33 and
                                                      minimum of $0.00 per
                                                      $1,000 of net amount at
                                                      risk(2)

                                                      The charge for a
                                                      representative male and
                                                      female nonsmoker standard
                                                      risk both age 55 would be
                                                      $0.01 per $1,000 of net
                                                      amount at risk(3)
Cash Extra Charge(3)       Monthly                    Maximum of $76 and
                                                      minimum of $0.00 per
                                                      $1,000 of net amount at
                                                      risk(2)

                                                      The charge for a
                                                      representative male and
                                                      female nonsmoker risk
                                                      both age 55 would be
                                                      $0.01 per $1,000 of face
                                                      amount(3)
Mortality and Expense      Daily                      An annual rate of 0.50
Risk Charge                                           percent of average daily
                                                      net assets of Variable
                                                      Life Account
Loan Interest Charge(4)    Annually and upon policy   Loan interest accrues
                           adjustment                 daily at an annual rate
                                                      of 5 percent of loan
                                                      amount
Additional Benefits:
 a)Waiver of Premium       Upon premium payment        a)Maximum of $11.24 and
   Agreement                                             minimum of $0.12 per
                                                         $1,000 of face amount
                                                         annually

                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 45 would be
                                                      $0.67 per $1,000 of face
                                                      amount annually(3)

         Charge             When Charge is Deducted        Amount Deducted
 b)Estate Preservation     Upon premium payment        b)Maximum of $1.02 and
   Agreement                                             minimum of $0.05 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                         before term election.
                                                         The charge for a
                                                         representative male
                                                         and female both
                                                         nonsmoker age 45 with
                                                         the female as the
                                                         designated life, would
                                                         be $0.20 per $1,000 of
                                                         agreement coverage
                                                         annually

                                                      Maximum of $269.80 and
                                                      minimum of $0.31 per
                                                      $1,000 after election
                                                      annually. The charge for
                                                      a representative male
                                                      nonsmoker age 65 would be
                                                      $4.70 per $1,000
                                                      annually(3)


(1) A Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in premium or in the net amount at risk. The charge varies by the ages and underwriting classes of the insureds. The charge may not be representative of the charge for particular insureds. More information regarding the charge for specific insureds is available upon request to us.

(2) Net amount at risk is defined as death benefit minus policy value.

(3) The charge varies by the ages and underwriting classes of the insureds. The charge may not be representative of the charge for particular insureds. More information regarding the charge for specific insureds is available upon request to us.

(4) See "Policy Loan Interest".

                 Total Annual Operating Expenses of the Funds

This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.


                          Charge                  Minimum Maximum
                  Total Fees and Expenses(1)       0.49%   2.40%


(1) The total fees and expenses include the investment management fee, distribution (12b-1) fee and other expense for the Funds.

General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company, a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named Minnesota Mutual Companies, Inc. The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named Minnesota Life Insurance Company. All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named Securian Financial Group, Inc., which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

Variable Life Account

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. Minnesota Life is obligated to pay all amounts promised to policy owners and beneficiaries under the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 70 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


The Funds

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.




       Fund Name                Investment Adviser                    Investment Objective
       ---------                ------------------                    --------------------
Advantus Series Fund, Inc.:
Bond Portfolio --        Advantus Capital Management, Inc. Seeks as high a level of a long-term total
Class 2 Shares                                             rate of return as is consistent with
                                                           prudent investment risk. The Portfolio
                                                           also seeks preservation of capital as a
                                                           secondary objective.

       Fund Name                  Investment Adviser                    Investment Objective
       ---------                  ------------------                    --------------------
Index 400 Mid-Cap        Advantus Capital Management, Inc.    Seeks investment results generally
Portfolio --                                                  corresponding to the aggregate price and
Class 2 Shares                                                dividend performance of the publicly
                                                              traded common stocks that comprise the
                                                              Standard & Poor's 400 MidCap Index
                                                              (the S&P 400).
Index 500 Portfolio --   Advantus Capital Management, Inc.    Seeks investment results that correspond
Class 2 Shares                                                generally to the price and yield
                                                              performance of the common stocks
                                                              included in the Standard & Poor's 500
                                                              Composite Stock Price Index (the
                                                              S&P 500).
International Bond       Advantus Capital Management, Inc.    Seeks to maximize current income,
Portfolio --             Sub-Adviser: Franklin Advisers, Inc. consistent with the protection of
Class 2 Shares                                                principal.
Money Market Portfolio   Advantus Capital Management, Inc.    Seeks maximum current income to the
                                                              extent consistent with liquidity and the
                                                              preservation of capital.(1)
Mortgage Securities      Advantus Capital Management, Inc.    Seeks a high level of current income
Portfolio --                                                  consistent with prudent investment risk.
Class 2 Shares
Real Estate Securities   Advantus Capital Management, Inc.    Seeks above average income and long-
Portfolio -- Class 2                                          term growth of capital.
Shares
AIM Variable Insurance
Funds (Invesco Variable
Insurance Funds):
Invesco V.I. Basic       Invesco Advisers, Inc.               The fund's investment objective is long-
Balanced Fund                                                 term growth of capital and current
--Series II Shares                                            income. The investment objective of the
                                                              fund may be changed by the Board of
                                                              Trustees (the Board) without
                                                              shareholder approval.
Invesco V.I. Capital     Invesco Advisers, Inc.               The fund's investment objective is
Appreciation Fund --                                          growth of capital. The investment
Series II Shares                                              objective of the fund may be changed by
                                                              the Board of Trustees (the Board)
                                                              without shareholder approval.
Invesco V.I. Core        Invesco Advisers, Inc.               The fund's investment objective is
Equity Fund --                                                growth of capital. The investment
Series II Shares                                              objective of the fund may be changed by
                                                              the Board of Trustees (the Board)
                                                              without shareholder approval.
Invesco V.I. Small Cap   Invesco Advisers, Inc.               The fund's investment objective is long-
Equity Fund --                                                term growth of capital. The investment
Series II Shares                                              objective of the fund may be changed by
                                                              the Board of Trustees (the Board)
                                                              without shareholder approval.
Invesco Van Kampen V.I.  Invesco Advisers, Inc.               Seeks capital appreciation.
Capital Growth Fund --
Series II Shares
(available on or about
June 1, 2010)
Invesco Van Kampen V.I.  Invesco Advisers, Inc.               Seeks capital growth and income through
Comstock Fund -- Series                                       investments in equity securities,
II Shares                                                     including common stocks, preferred
(available on or about                                        stocks and securities convertible into
June 1, 2010)                                                 common and preferred stocks.

       Fund Name                  Investment Adviser                     Investment Objective
       ---------                  ------------------                     --------------------
Invesco Van Kampen V.I.  Invesco Advisers, Inc.                Seeks long-term growth of capital and
Growth and Income Fund                                         income.
-- Series II Shares
(available on or about
June 1, 2010)
Invesco Van Kampen V.I.  Invesco Advisers, Inc.                Seeks above-average total return over a
Mid Cap Value Fund --                                          market cycle of three to five years by
Series II Shares                                               investing in common stocks and other
(available on or about                                         equity securities.
June 1, 2010)
AllianceBernstein
Variable Products
Series Fund, Inc.:
International Value      AllianceBernstein L.P.                The Portfolio's investment objective is
Portfolio --                                                   long-term growth of capital.
Class B Shares
American Century
Variable Portfolios,
Inc.:
VP Income & Growth Fund  American Century Investment           The fund seeks capital growth by
-- Class II Shares       Management, Inc.                      investing in common stocks. Income is a
                                                               secondary objective.
VP Ultra(R) Fund --      American Century Investment           The fund seeks long-term capital growth.
Class II Shares          Management, Inc.
VP Value Fund --         American Century Investment           The fund seeks long-term capital growth.
Class II Shares          Management, Inc.                      Income is a secondary objective.
American Century
Variable Portfolios II,
Inc.:
VP Inflation Protection  American Century Investment           The fund pursues long-term total return
Fund -- Class II Shares  Management, Inc.                      using a strategy that seeks to protect
                                                               against U.S. inflation.
Credit Suisse Trust:
International Equity     Credit Suisse Asset Management, LLC   Seeks long-term capital appreciation.
III Portfolio            Sub-Adviser: Credit Suisse Asset
                         Management Limited (London), Credit
                         Suisse Asset Management Limited
                         (Australia), Credit Suisse Asset
                         Management Limited (Japan)
Fidelity(R) Variable
Insurance Products
Funds:
Contrafund(R) Portfolio  Fidelity Management & Research        Seeks long-term capital appreciation.
-- Service Class 2       Company
Shares                   Sub-Adviser: FMR Co. Inc., Fidelity
                         Management & Research (U.K.) Inc.
                         Fidelity Research & Analysis Company,
                         Fidelity Investments Japan Limited,
                         Fidelity International Investment
                         Advisors, Fidelity International
                         Investment Advisors (U.K.) Limited
Equity-Income Portfolio  Fidelity Management & Research        Seeks reasonable income. The fund will
-- Service Class 2       Company                               also consider the potential for capital
Shares                   Sub-Adviser: FMR Co. Inc., Fidelity   appreciation. The fund's goal is to
                         Management & Research (U.K.) Inc.     achieve a yield which exceeds the
                         Fidelity Research & Analysis Company, composite yield on the securities
                         Fidelity Investments Japan Limited,   comprising the Standard & Poor's 500/SM/
                         Fidelity International Investment     Index (S&P 500(R)).
                         Advisors, Fidelity International
                         Investment Advisors (U.K.) Limited

       Fund Name                   Investment Adviser                     Investment Objective
       ---------                   ------------------                     --------------------
High Income Portfolio    Fidelity Management & Research         Seeks a high level of current income,
-- Service Class 2       Company                                while also considering growth of capital.
Shares                   Sub-Adviser: FMR Co. Inc., Fidelity
                         Management & Research (U.K.) Inc.
                         Fidelity Research & Analysis Company,
                         Fidelity Investments Japan Limited,
                         Fidelity International Investment
                         Advisors, Fidelity International
                         Investment Advisors (U.K.) Limited
Mid Cap Portfolio --     Fidelity Management & Research         Seeks long-term growth of capital.
Service Class 2 Shares   Company
                         Sub-Adviser: FMR Co. Inc., Fidelity
                         Management & Research (U.K.) Inc.
                         Fidelity Research & Analysis Company,
                         Fidelity Investments Japan Limited,
                         Fidelity International Investment
                         Advisors, Fidelity International
                         Investment Advisors (U.K.) Limited
Franklin Templeton
Variable Insurance
Products Trust:
Franklin Large Cap       Franklin Advisers, Inc.                Seeks capital appreciation. The fund
Growth Securities Fund                                          normally invests in both equity and debt
-- Class 2 Shares                                               securities.
Franklin Small Cap       Franklin Advisory Services, LLC        Seeks long-term total return. The fund
Value Securities Fund                                           normally invests at least 80% of its net
-- Class 2 Shares                                               assets in investments of small
                                                                capitalization companies.
Franklin Small-Mid Cap   Franklin Advisers, Inc.                Seeks long-term capital growth. The fund
Growth Securities Fund                                          normally invests at least 80% of its net
-- Class 2 Shares                                               assets in investments of small
                                                                capitalization and mid capitalization
                                                                companies.
Mutual Shares            Franklin Mutual Advisers, LLC          Seeks capital appreciation with income
Securities Fund --                                              as a secondary goal. The fund normally
Class 2 Shares                                                  invests primarily in U.S. and foreign
                                                                equity securities that the manager
                                                                believes are undervalued. The fund also
                                                                invests, to a lesser extent, in risk
                                                                arbitrage securities and distressed
                                                                companies.
Templeton Developing     Templeton Asset Management Ltd.        Seeks long-term capital appreciation.
Markets Securities Fund
-- Class 2 Shares
Financial Investors
Variable Insurance
Trust (Ibbotson):
Ibbotson Aggressive      ALPS Advisors, Inc.                    Seeks to provide investors with capital
Growth ETF Asset         Sub-Adviser: Ibbotson Associates, Inc. appreciation.
Allocation Portfolio --
Class II Shares
Ibbotson Balanced ETF    ALPS Advisors, Inc.                    Seeks to provide investors with capital
Asset Allocation         Sub-Adviser: Ibbotson Associates, Inc. appreciation and some current income.
Portfolio -- Class II
Shares
Ibbotson Conservative    ALPS Advisors, Inc.                    Seeks to provide investors with current
ETF Asset Allocation     Sub-Adviser: Ibbotson Associates, Inc. income and preservation of capital.
Portfolio -- Class II
Shares
Ibbotson Growth ETF      ALPS Advisors, Inc.                    Seeks to provide investors with capital
Asset Allocation         Sub-Adviser: Ibbotson Associates, Inc. appreciation.
Portfolio -- Class II
Shares

       Fund Name                   Investment Adviser                      Investment Objective
       ---------                   ------------------                      --------------------
Ibbotson Income and      ALPS Advisors, Inc.                    Seeks to provide investors with current
Growth ETF Asset         Sub-Adviser: Ibbotson Associates, Inc. income and capital appreciation.
Allocation Portfolio --
Class II Shares
Goldman Sachs Variable
Insurance Trust:
Goldman Sachs            Goldman Sachs Asset Management,        Seeks a high level of current income,
Government Income Fund   L.P.                                   consistent with safety of principal.
-- Service Shares
Ivy Funds Variable
Insurance Portfolios:
Ivy Funds VIP Asset      Waddell & Reed Investment              Seeks high total return over the long
Strategy                 Management Company                     term.
Ivy Funds VIP Balanced   Waddell & Reed Investment              Seeks, as a primary objective, to provide
                         Management Company                     current income to the extent that, in the
                                                                opinion of WRIMCO, the Portfolio's
                                                                investment manager, market and
                                                                economic conditions permit. As a
                                                                secondary objective, the Portfolio seeks
                                                                long-term appreciation of capital.
Ivy Funds VIP Core       Waddell & Reed Investment              Seeks capital growth and income.
Equity                   Management Company
Ivy Funds VIP Global     Waddell & Reed Investment              Seeks to provide long-term growth. Any
Natural Resources        Management Company                     income realized will be incidental.
                         Sub-Adviser: Mackenzie Financial
                         Corporation
Ivy Funds VIP Growth     Waddell & Reed Investment              Seeks capital growth, with current
                         Management Company                     income as a secondary objective.
Ivy Funds VIP            Waddell & Reed Investment              Seeks long-term capital growth.
International Core       Management Company
Equity
Ivy Funds VIP            Waddell & Reed Investment              Seeks, as a primary objective, long-term
International Growth     Management Company                     appreciation of capital. As a secondary
                                                                objective, the Portfolio seeks current
                                                                income.
Ivy Funds VIP Micro Cap  Waddell & Reed Investment              Seeks long-term capital appreciation.
Growth                   Management Company
                         Sub-Adviser: Wall Street Associates
Ivy Funds VIP Mid Cap    Waddell & Reed Investment              Seeks to provide growth of your
Growth                   Management Company                     investment.
Ivy Funds VIP Science    Waddell & Reed Investment              Seeks long-term capital growth.
and Technology           Management Company
Ivy Funds VIP Small Cap  Waddell & Reed Investment              Seeks growth of capital.
Growth                   Management Company
Ivy Funds VIP Small Cap  Waddell & Reed Investment              Seeks long-term accumulation of capital.
Value                    Management Company
Ivy Funds VIP Value      Waddell & Reed Investment              Seeks long-term capital appreciation.
                         Management Company
Janus Aspen Series:
Balanced Portfolio --    Janus Capital Management LLC           The Portfolio pursues its investment
Service Shares                                                  objective by normally investing 35-65%
                                                                of its assets in equity securities and the
                                                                remaining investments in fixed-income
                                                                securities and cash equivalents.

       Fund Name                 Investment Adviser                    Investment Objective
       ---------         ------------------                 --------------------
Forty Portfolio --       Janus Capital Management LLC       Seeks long-term growth of capital.
Service Shares
Overseas Portfolio --    Janus Capital Management LLC       Seeks long-term growth of capital.
Service Shares
Perkins Mid Cap Value    Janus Capital Management LLC       Seeks capital appreciation.
Portfolio --Service      Sub-Adviser: Perkins Investment
Shares                   Management LLC
MFS(R) Variable Insurance Trust:
Investors Growth Stock   Massachusetts Financial Services   The fund's investment objective is to
Series --Service Class   Company                            seek capital appreciation. The fund's
Shares                                                      objective may be changed without
                                                            shareholder approval.
Mid Cap Growth Series    Massachusetts Financial Services   The fund's investment objective is to
-- Service Class Shares  Company                            seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
New Discovery Series --  Massachusetts Financial Services   The fund's investment objective is to
Service Class Shares     Company                            seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
Value Series -- Service  Massachusetts Financial Services   The fund's investment objective is to
Class Shares             Company                            seek capital appreciation. The fund's
                                                            objective may be changed without
                                                            shareholder approval.
Neuberger Berman
Advisers Management
Trust:
Neuberger Berman AMT     Neuberger Berman Management Inc.   Seeks long-term growth of capital by
Socially Responsive      Sub-Adviser: Neuberger Berman, LLC investing primarily in securities of
Portfolio -- S Class                                        companies that meet the Fund's financial
Shares                                                      criteria and social policy. To pursue this
                                                            goal, the Fund invests mainly in common
                                                            stocks of mid- to large-capitalization
                                                            companies. The Fund seeks to reduce
                                                            risk by investing across many different
                                                            industries.
Oppenheimer Variable
Account Funds:
Capital Appreciation     OppenheimerFunds, Inc.             Seeks capital appreciation by investing in
Fund/VA --Service Shares                                    securities of well-known established
                                                            companies.
High Income Fund/VA --   OppenheimerFunds, Inc.             Seeks a high level of current income by
Service Shares                                              investing in high-yield lower-rated fixed-
                                                            income securities.
Main Street Small Cap    OppenheimerFunds, Inc.             Seeks capital appreciation. Invests
Fund(R)/VA --Service                                        mainly in common stocks of "small-cap"
Shares                                                      companies.
Panorama Series Fund, Inc.:
International Growth     OppenheimerFunds, Inc.             Seeks long-term growth of capital by
Fund/VA --Service Shares                                    investing under normal circumstances, at
                                                            least 90% of its total assets in equity
                                                            securities of companies wherever located,
                                                            the primary stock market of which is
                                                            outside the United States.

       Fund Name                  Investment Adviser                    Investment Objective
       ---------                  ------------------                    --------------------
PIMCO Variable Insurance Trust:
PIMCO Low Duration       Pacific Investment Management        Seeks maximum total return, consistent
Portfolio --Advisor      Company LLC ("PIMCO")                with preservation of capital and prudent
Class Shares                                                  investment management.
PIMCO Total Return       Pacific Investment Management        Seeks maximum total return, consistent
Portfolio --Advisor      Company LLC ("PIMCO")                with preservation of capital and prudent
Class Shares                                                  investment management.
Putnam Variable Trust:
Putnam VT Equity Income  Putnam Investment Management, LLC    Seeks capital growth and current income.
Fund --Class IB Shares
Putnam VT Growth and     Putnam Investment Management, LLC    Seeks capital growth and current income.
Income Fund -- Class IB
Shares
Putnam VT International  Putnam Investment Management, LLC    Seeks capital appreciation.
Equity Fund -- Class IB
Shares
Putnam VT New            Putnam Investment Management, LLC    Seeks long-term capital appreciation.
Opportunities Fund --
Class IB Shares
Putnam VT Voyager Fund   Putnam Investment Management, LLC    Seeks capital appreciation.
-- Class IB Shares
The Universal
Institutional
Funds, Inc.:
Morgan Stanley UIF       Morgan Stanley Investment            Seeks long-term capital appreciation by
Emerging Markets Equity  Management Inc.                      investing primarily in growth-oriented
Portfolio -- Class II                                         equity securities of issuers in emerging
Shares                                                        market countries.
Van Kampen UIF U.S. Mid  Morgan Stanley Investment            Seeks above-average total return over a
Cap Value Portfolio --   Management Inc., which does business market cycle of three to five years by
Class II Shares          in certain instances as Van Kampen   investing in common stocks and other
                                                              equity securities.
Van Kampen Life
Investment Trust:
Capital Growth           Van Kampen Asset Management          Seeks capital appreciation.
Portfolio --
Class II Shares
Comstock Portfolio --    Van Kampen Asset Management          Seeks capital growth and income through
Class II Shares                                               investments in equity securities,
                                                              including common stocks, preferred
                                                              stocks and securities convertible into
                                                              common and preferred stocks.
Growth and Income        Van Kampen Asset Management          Seeks long-term growth of capital and
Portfolio -- Class II                                         income.
Shares




(1) Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may also become extremely low and possibly negative.


Additions, Deletions or Substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The Guaranteed Interest Account

The guaranteed interest account is a general account option. You may allocate net premiums and may transfer your account value subject to Policy limitations to the guaranteed interest account which is part of our general account.


Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a VAL Survivor insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed interest account, please see the VAL Survivor Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed interest account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed interest account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed interest account. We guarantee that interest credited to each policy owner's account value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy's account value in the guaranteed interest account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your account value in the guaranteed interest account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

Payments Made by Underlying Mutual Funds

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

Detailed Information about the
Variable Adjustable Life Survivor Insurance Policy

Adjustable Life Insurance

This Policy pays a death benefit at the death of the second to die of two named insureds. This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. Based on your selection of the premium, face amount and death benefit option, we will calculate the guaranteed plan of insurance.

Generally speaking, as long as premiums are paid as planned, a plan of insurance refers to the period during which insurance is guaranteed and the period during which you have planned to pay premiums. In defining the guaranteed plan of insurance, we use certain assumptions for mortality, expenses and investment returns. The tabular value represents what the policy value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of ages, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility at Issue Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance.

Whole life plans of insurance provide life insurance in an amount at least equal to the face amount at the second death whenever that occurs. Premiums may be payable for a specified number of years or until the second death.

Protection plans of insurance provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for the same specified period.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of ten annual base premium payments. A Policy becomes paid-up when its policy value is such that no further premiums are required to provide the death benefit until the second death, provided there is no policy indebtedness.

Examples of whole life plans include Policies which become paid-up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up.

Your Policy may contain the Enhanced Guarantee Choice Agreement which provides for an improved guaranteed plan of insurance if you elect to participate in an Acceptable Allocation Program (AAP). For whole life plans of insurance, an improved guaranteed plan of insurance means that premiums are required for a shorter period of time; for protection plans of insurance, an improved guaranteed plan of insurance means that the specified period of coverage will be longer. For each AAP, we will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, you must agree to certain limitations regarding the allocation of premiums, transfers of policy values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time we may change the AAPs which we offer.

The lowest annual base premium allowed for any plan of insurance is $600. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date.

The minimum initial face amount on a Policy is $200,000.

Policy Adjustments

Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount, the death benefit option or your premium. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

Changes in premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. All adjustments may be made singly or in combination with another.

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If you add or remove the Enhanced Guarantee Choice Agreement or change to another AAP, we will adjust the policy. The face amount and premium of the policy will remain unchanged, but the resulting plan of insurance may be different as a result of the policy adjustment.

Ordinarily the payment of a non-repeating premium does not cause an adjustment to the Policy; however, when a non-repeating premium is received in connection with a Section 1035 exchange, we will automatically adjust your Policy.

When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of account value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust your Policy so that the base premium is zero. An adjustment providing for no further base premium is also referred to as a "stop premium" mode and is described in "Non-Payment of Premiums and Termination" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

In computing a new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "tabular value" or 75 percent of the Policy's "policy value" at the time of the change. The "policy value" is the account value of the Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the policy value is less than the tabular value, using the tabular value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment. For any policy adjustment on a policy with the Enhanced Guarantee Choice Agreement, we will calculate a new plan of insurance on the basis of the greater of the tabular value or 80 percent of the policy value. After the adjustment, the new tabular value will equal the greater of 80 percent of the policy value or the old tabular value.

On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, premium, plan of insurance and attained ages of both insureds.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process your application for adjustment only within 30 days of the effective date of the change. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments

                                                                        Page 17

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may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.

(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $300.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $600.

(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $50,000, except for a partial surrender.

(4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.

(5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years.

(6) After an adjustment involving an increase in premium or net amount of risk, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment.

(7) An adjustment to stop premium requires that a Policy have an account value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary, unless the next anniversary is less than four months following the adjustment date. In that case there must be sufficient account value to keep the Policy in force until the second anniversary following the adjustment date.

(8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the anniversary at or following four months from the date of adjustment; (b) ten years from the policy date; or (c) the anniversary at or following ten years from the last adjustment that resulted in an increase in either the base premium or net amount at risk.

(9) No adjustments may be made during the first policy year.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in death benefit. In addition, except for partial surrenders to pay premiums on any benefits and riders, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

We may also require evidence of insurability to change underwriting classification or to add additional benefits.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a $95 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium or net amount at risk, we will assess a policy issue charge for an adjustment. See "Policy Charges."

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The chart below illustrates the effect of certain policy adjustments:

                    Adjustment          Effect
             Decrease the face amount   The guaranteed period of
             and keep premiums the same coverage will generally
                        OR              be longer
             Keep the face amount the              OR
             same and increase premiums The premium paying period
                        OR              will generally be shorter
             Keep the face amount and
             premiums the same, and
             switch from the
             Protection Option to the
             Cash Option
             Increase the face amount   The guaranteed period of
             and keep premiums the same coverage will generally
                        OR              be shorter
             Keep the face amount the              OR
             same and decrease premiums The premium payment
                        OR              period will generally be
             Keep the face amount and   longer
             premiums the same, and
             switch from the Cash
             Option to the Protection
             Option

Applications and Policy Issue

Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $200,000 and we require an annual base premium on each Policy of at least $600. The minimum plan of insurance at policy issue is a protection plan of insurance which has a level face amount for a period of ten years. Both insureds must be between age 20 and age 90 inclusive when the policy is issued. Before issuing any Policy, we require evidence of insurability on both insureds satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, and a listing of any additional benefits are stated on the policy information pages of the policy form, page 1.

Policy Premiums

The Policies have a level premium. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed in "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.

The initial premium will depend on the Policy's initial face amount, the death benefit option, the plan of insurance, the ages at issue, genders, risk classifications and tobacco use of each insured and the additional benefits associated with the Policy. The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, insurance may be in effect under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.

Premiums on the Policy are payable on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A premium may be paid no earlier than twenty days prior to the date that it is due. You may pay the premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day grace period. Insurance will continue during this 61-day period. If the second death occurs during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds. If premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the account value has decreased to zero. However, should the account value decrease to zero while there is an outstanding policy loan the Policy will terminate, even if the Policy was paid-up and all premiums had been paid.

Charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed interest account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed interest account or sub-accounts of the Variable Life Account.

You select your allocation of net premiums on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours, or by contacting us through our Internet Online Service Center. The allocation to the guaranteed interest account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment involving an increase in premium. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, we will allocate net premiums to the money market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.

We reserve the right to restrict the allocation of premiums to the guaranteed interest account. If we do so, no more than 25 percent of the net premium may be allocated to the guaranteed interest account. We also reserve the right to restrict the allocation of premiums to the guaranteed interest account if the current interest rate we credit to the guaranteed interest account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.

If you have a policy with the Enhanced Guarantee Choice Agreement, you must allocate net premiums according to the Acceptable Allocation Program that you have chosen. You may change to another Acceptable Allocation Program once every three years.

Non-repeating Premiums The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the planned premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount.

We will bill annually, semi-annually or quarterly for non-repeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments under our automatic payment plan through pre-authorized transfers from your bank or other financial institution; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.

The payment of a non-repeating premium may have Federal income tax consequences. See "Federal Tax Status."

Paid-Up Policies A Policy is paid-up when no additional premiums are required to provide the face amount of insurance. We may or may not accept additional premiums. However, the account value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the account value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans."

We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a notice.

Non-Payment of Premiums and Termination  If your Policy has an Automatic
Premium Loan (APL) provision, and if a premium is not paid by the end of the 61-day grace period, we will make an automatic premium loan. In order to do this, the amount available for a loan must be enough to pay at least a quarterly premium and any policy loan interest due. We will make automatic premium loans unless you have requested us not to. See "Policy Loans."

If there is not enough loan value to make an Automatic Premium Loan, we will automatically adjust your Policy to stop paying base premiums. Your Policy must have sufficient account value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient account value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional base premium and, unless you instruct us otherwise, we will maintain the death benefit in effect at the time of the adjustment. You will be required to pay premiums for additional benefits.

If there is not sufficient account value to adjust to stop premium, you will have a grace period of 61 days from the premium due date during which you may make a payment sufficient to keep the Policy in force. We will send a notice to you stating the amount of payment required to keep your Policy in force. If the payment is not made by the end of the 61-day grace period, your Policy will terminate. However, even if your Policy terminates, we will pay you any remaining surrender value as described in " Payment of Proceeds" under "Other Policy Provisions."

If your Policy does not have an Automatic Premium Loan provision, and if a premium is not paid by the end of the 61-day grace period, we will automatically adjust your Policy to stop paying base premiums. Your Policy must have sufficient account value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient account value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional base premium and, unless you instruct us otherwise, we will maintain the death benefit in effect at the time of the adjustment. You will be required to pay premiums for additional benefits. If there is not sufficient account value to adjust to stop premium, you will have a grace period of 61 days from the premium due date during which you may make a payment sufficient to keep the Policy in force. We will send a notice to you stating the amount of payment required to keep your Policy in force. If the payment is not made by the end of the 61-day grace period, your Policy will terminate. However, even if your Policy terminates, we will pay you any remaining surrender value as described in " Payment of Proceeds" under "Other Policy Provisions."

In addition, your Policy will terminate if it has indebtedness and no account value. See "Policy Loans."

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid. We will require:

   (1) your written request to reinstate the Policy; and

   (2) that you submit to us at our home office during the lifetime of both insureds evidence satisfactory to us of the insurability of both insureds so that we may have time to act on the evidence during the lifetime of both insureds; and

   (3) a payment which is equal to any unpaid monthly charges at the end of the grace period, all back premiums for additional benefits and all back policy issue charges, all with interest at the reinstatement rate shown on page 1 of the Policy; and

   (4) a payment sufficient to pay all premiums due on your Policy to your next policy anniversary but no less than a quarterly premium; and

   (5) if necessary, a payment that would assure that the resulting guaranteed plan of insurance after the reinstatement satisfies the plan limitations at reinstatement.

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

The plan limitations at reinstatement require that, after reinstatement, the Policy must provide a level face amount of insurance to the latest of:

   (1) ten years from the policy date; or

   (2) the anniversary at or following ten years from the most recent adjustment that resulted in an increase in either the base premium or net amount at risk; or

   (3) the anniversary at or following four months from the reinstatement.

Account Value

The Policy has an account value which varies with the investment experience of the guaranteed interest account and the sub-accounts of the Variable Life Account. The account value equals the value of the guaranteed interest account and the value of the sub-accounts of the Variable Life Account. It is determined separately for the account value of your guaranteed interest account and for the account value of your separate account. The account value of the separate account will include all sub-accounts of the Variable Life Account. However, account value does not include the loan account. See "Policy Loans."

Unlike a traditional fixed benefit life insurance policy, a Policy's account value cannot be determined in advance, even if premiums are paid as planned, because the account value of the separate account varies daily with the investment performance of the sub-accounts. Even if you continue to pay premiums as planned, the account value of the separate account of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, we will tell you the account value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's account values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your Policy's current account value through our Internet Service Center at www.minnesotalife.com.

The account value of the guaranteed interest account is the sum of all net premium payments allocated to the guaranteed interest account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed interest account. Asset credits are determined using experience factors based on anticipated mortality, expenses and investment returns. Asset credits are not guaranteed. Currently the amount credited is 1/12 of an annual percentage which varies between 0.35 percent and 0.75 percent depending on the amount of the account value.

This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against the account value of your guaranteed interest account. We credit interest on the account value of the guaranteed interest account of your Policy daily at a rate of not less than 3 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the account value of the guaranteed interest account. The account value of the guaranteed interest account is guaranteed by us. It cannot be reduced by any investment experience of the general account.

We determine each portion of the account value of the separate account separately. The account value of the separate account is not guaranteed. We determine the account value of the separate account by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the Policy is surrendered or terminated.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

   (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

   (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

   (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

   (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

   (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds and

   (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the account value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the second death and on a policy adjustment, surrender, and termination. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your account value, namely the monthly policy charge, the policy issue charge, the cost of insurance charge, the cash extra charge, the surrender charge (if applicable) and the asset credit. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, policy charges, and the existence of policy loans.

Transfers The Policy allows for transfers of the account value between the guaranteed interest account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed interest account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your account value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed interest account to at least $250. If the account value in an account is less than $250, the entire account value attributable to that sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the account value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account account value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of account value among the sub-accounts and the guaranteed interest account. Currently, there is no charge for systematic transfers. There is a $10 charge only for non-systematic transfers in excess of 12 per year.

If you have a policy with the Enhanced Guarantee Choice Agreement, we will automatically rebalance your sub-accounts quarterly. No other transfers will be permitted.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955, or by contacting us through our Internet Online Service Center at www.minnesotalife.com.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

We reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account. In addition, transfers to or from the guaranteed interest account may be limited to one such transfer per policy year.

Transfers to or from the guaranteed interest account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

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Market-Timing and Disruptive Trading  This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of - or otherwise modify, condition or terminate - any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);
  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;
  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;
  .  the number of transfers in the previous calendar quarter;
  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a

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written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Death Benefit Options

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The death benefit will never be less than the minimum death benefit required under Section 7702 of the Internal Revenue Code so that the Policy qualifies as a life insurance policy under the cash value accumulation test. Under that test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to the account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor depending on the age, gender and risk class of each insured at any point in time, multiplied by the account value.

Cash Option  Under the Cash Option, the death benefit will be the larger of:

   (a) the face amount at the time of the second death; or

   (b) the minimum death benefit required to qualify under Section 7702.

The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.

Protection Option Under the Protection Option, the death benefit will be the larger of:

   (a) the face amount, plus the policy value, at the time of the second death;
       or

   (b) the minimum death benefit required to qualify under Section 7702.

The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select.

The Protection Option is only available until the policy anniversary nearest the younger insured's age 120; at that time we will convert the death benefit option to the Cash Option.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing account values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger account value which exists at the time of the second death because of the favorable policy performance.

You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insurability of both insureds before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."

Policy Loans

You may borrow from us using only your Policy as the security for the loan. The total amount of all loans you request may not exceed 90 percent of your policy value less the surrender charge. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."

The policy value is the account value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the account value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from the account value of the guaranteed interest account and the account value of the separate account on a pro-rata basis, and from each sub-account in the separate account on a pro-rata basis. If you have a policy with the Enhanced Guarantee Choice Agreement, we will take all policy loans on a pro-rata basis.

The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account balance is the sum of all outstanding loans under the Policy, and it continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your account value and any policy loan.

The account value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause the account value of the separate account to decline to zero. If your Policy has indebtedness and no account value, the Policy will terminate and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered. Currently the interest rate is 5 percent.

Policy loan interest is due:

  .  on the date of the second death

  .  on a policy adjustment, surrender, termination, or policy loan transaction

  .  on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your account value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

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

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your account value as of the date of the second death, on a policy adjustment, surrender, termination, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed interest account and separate account following your instructions for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, we will credit your loan at a rate which is equal to the policy loan rate minus 0.25 percent per year.

Policy loans may also be used as automatic premium loans to keep your Policy on a premium paying basis if a premium is unpaid at the end of the grace period. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, we will follow the procedures described in "Non-Payment of Premiums and Termination" under "Policy Premiums."

Policy Loan Repayments If your Policy is in force, you may repay your loan in part or in full at any time before the second death. Your loan may also be repaid within 60 days after the date of the second death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed interest account until all loans from the guaranteed interest account have been repaid. Thereafter we allocate loan repayments to the guaranteed interest account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the account value of the guaranteed interest account and the account value of the separate account on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis. We reserve the right to restrict the amount of any loan repayment allocated to the guaranteed interest account.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender

You may request a surrender or partial surrender of your Policy at any time while either insured is living. The surrender value of the Policy is the account value plus asset credits and loan interest credits and minus unpaid loan interest and any unpaid policy charges which are assessed against the account value and less the surrender charge. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option.

If you surrender your Policy during the ten year period following policy issue or following a policy adjustment that resulted in an increase in base premium or net amount at risk, we will assess a surrender charge. See "Policy Charges."

We also permit a partial surrender of the account value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and account value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums on any benefits and riders issued as part of the Policy. Transaction charges otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed interest account. If you do not, we will deduct partial surrenders from the account value of the guaranteed interest account and the account value of the separate account on a pro-rata basis, and from each sub-account of the separate account on a pro-rata basis. If you have a policy with the Enhanced Guarantee Choice Agreement, we will deduct all partial surrenders on a pro-rata basis. We reserve the right to restrict the amount of any partial surrender taken from the guaranteed interest account. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the account value to be surrendered is attributable to a premium or non-repeating premium payment made by nonguaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look

It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent within 30 days after you receive it.

If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

If the Policy is adjusted, as described under "Policy Adjustments," and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within 30 days after you receive it. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Policy Charges

Premium Charges From base and non-repeating premiums, we deduct a premium charge not to exceed 5.75 percent of each premium. Non-repeating premiums are currently subject to a premium charge of 3 percent. See "Policy Premiums," and the "Transaction Fees Table" under "Summary of Benefits and Risks." This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.

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

Account Value Charges We assess against your account value (1) a monthly policy charge, (2) a policy issue charge, (3) a cost of insurance charge, (4) a cash extra charge, (5) certain transaction charges, and (6) a surrender charge.

   (1) The monthly policy charge will not exceed $15.00 plus $0.03 per $1,000 of face amount. This charge is to cover certain administrative expenses, including those attributable to the records we create and maintain for your Policy.

   (2) The policy issue charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in base premium or net amount at risk. The minimum guaranteed monthly charge is $0.08 per $1,000 of face amount and the maximum guaranteed monthly charge is $2.80 per $1,000 of face amount. This charge is to recover the expense of issuing, underwriting and distributing the Policy.

   (3) The cost of insurance charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the age, gender and risk class of each insured. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. The net amount at risk varies with investment performance, payment of premiums and policy charges. The rate will not exceed the rate shown in the Maximum Monthly Cost of Insurance Rates table on page 1 of the Policy. This charge compensates us for providing the death benefit under this Policy.

   (4) The cash extra charge is a monthly charge which compensates us for providing the death benefit when certain mortality risks exceed the standard. The minimum guaranteed monthly charge is $0.00 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $76.00 per $1,000 of net amount at risk. If there is one, the cash extra charge will be shown on page 1 of your Policy.

   (5) Transaction Charges:

       (a)A policy adjustment transaction charge of $95 is charged at every policy adjustment. This charge is for expenses associated with processing a policy adjustment. See "Policy Adjustments." If an adjustment results in an increase in base premium, face amount or net amount at risk, there will also be a new policy issue charge. See "Account Value Charges."

       (b)A partial surrender transaction charge of the lesser of $25 or 2 percent of the amount of the partial surrender is charged at a partial surrender. This charge is for expenses associated with processing a partial surrender.

       (c)A transfer transaction charge of no more that $25 is charged for each transfer of account value among the guaranteed interest account and the sub-accounts of the separate account. Currently there is a $10 charge only for non-systematic transfers in excess of 12 per year. This charge is for expenses associated with processing a transfer.

   (6) A surrender charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in base premium or net amount at risk. The maximum surrender charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value. This charge is to recover any policy issue charges that have not yet been assessed.

We assess the monthly policy charge, policy issue charge, cost of insurance charge and cash extra charge against your account value monthly on the monthly policy anniversary and on the occurrence of the second death, policy surrender, or policy termination. Transaction charges for a policy adjustment, a partial surrender or a transfer are assessed against your account value at the time of a policy adjustment, a partial surrender or a transfer. Transaction charges for a transfer are assessed against the amount transferred. A surrender charge is assessed against the account value when the policy is surrendered or terminates.

Ordinarily, we assess charges against the account value of the guaranteed interest account and the account value of the separate account on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if you instruct us in writing, we will assess the monthly policy charge, the policy issue charge, the cost of insurance charge and the cash extra charge against the guaranteed interest account or the sub-account(s) that you specify. If you have a policy with the Enhanced Guarantee Choice Agreement, we will assess all monthly charges on a pro-rata basis.

Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

Portfolio Company Charges Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectus for those companies.

Charges for Additional Benefits We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

Waiver of Premium Agreement -- the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

Estate Preservation Agreement -- The minimum guaranteed annual charge is $0.05 per $1,000 of agreement coverage before term election and the maximum guaranteed annual charge is $30.24 per $1,000 of agreement coverage before term election. The minimum guaranteed annual charge is $0.31 per $1,000 of agreement coverage after term election and the maximum guaranteed annual charge is $269.80 per $1,000 of agreement coverage after term election. See "Additional Benefits."

Other Policy Provisions

Beneficiary When we receive proof satisfactory to us of the second death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

If a beneficiary dies before the second death, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries living at the second death will be eligible to share in the death proceeds. If no beneficiary is living at the second death we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the second death occurs

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

before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the second death will be the death benefit provided by the Policy, plus any additional insurance payable at the second death provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the cash option is in effect at the second death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the second death occurred to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of the second death, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

   (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

   (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the second death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the second death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, until the second death, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $50.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

    Option 1 -- Interest Payments

    We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

    Option 2 -- Payments for a Specified Period

    We will make payments for a specified number of years.

                                                                        Page 33

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    Option 3 -- Life Income

    We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.

    Option 4 -- Payments of a Specified Amount

    We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the second death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age or Gender If the age or gender of either insured has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the correct age or gender.

Incontestability After a Policy has been in force during the lifetime of both insureds for two years from the original policy date, we may not contest the Policy, except for fraud. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of both insureds, from the effective date of the policy adjustment, reinstatement or change.

Suicide If either insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if either insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change, our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

Reports At least once each year we will send you a report. This report will include the account value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Additional Benefits

You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the covered insured's disability. You may add the waiver on either or both insureds.

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Enhanced Guarantee Choice Agreement  The Enhanced Guarantee Choice Agreement
requires no additional premium and provides for an improved guaranteed plan of insurance if you elect to participate in an Acceptable Allocation Program
(AAP). For each AAP, we will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, you must agree to certain limitations regarding the allocation of premiums, transfers of policy values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time we may change the AAPs which we offer.

Estate Preservation Agreement The Estate Preservation Agreement permits you to purchase additional four-year term insurance on the death of the designated insured, without evidence of insurability. This right to purchase additional term insurance extends for a period of 90 days after the death of that person. Typically, the person you designate will be the younger of the two persons insured under this Policy. In the event that both insureds under this Policy die simultaneously, we will pay nothing under this Agreement. The Estate Preservation Agreement is useful if there is a need to have the Policy owned initially by one or both of the insureds and subsequently to change the ownership to a trust.

Other Matters

Federal Tax Status

Introduction The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

Taxation of Minnesota Life and the Variable Life Account We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

                                                                        Page 35

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Tax Status of Policies  Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

Diversification of Investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

Owner Control In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

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The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits On the death of the second insured, we believe that the death benefit provided by the Policies will be excludable from the gross second income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from cash option to protection option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is terminated or surrendered.

A complete surrender or partial surrender of the account values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or termination of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age

                                                                        Page 37

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59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

The modified endowment contract provisions of the Code apply to all Policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed interest account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any non-repeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

Multiple Policies Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of

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its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

Withholding To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Taxes The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the younger insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

Other Transactions Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

Business Uses of Policy The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Employer-owned Life Insurance Contracts The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either
(1) certain rules relating to the insured employee's status are satisfied or
(2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

                                                                        Page 39

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Split Dollar Arrangements  A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Economic Growth and Tax Relief Reconciliation Act of 2001 The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. For 2010, the estate tax has been


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repealed and replaced with the carryover basis income tax regime. The estate tax repeal is set to expire on December 31, 2010, and the pre-EGTRRA rules will be in effect.


The complexity of EGTRRA, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

Voting Rights

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's account value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

  . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

  . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Compensation Paid for the Sale of Policies

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Association. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of

                                                                        Page 41

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Minnesota Life, is the principal underwriter of the Policies. Securian
Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

Payments to Registered Representatives of Securian Financial Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 2 percent.

In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives and to the business unit responsible for the operation of our distribution system. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

Payments to Broker-Dealers We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

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Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

Registration Statement

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement including the amendments thereto and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at:
Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:
     General Information and History
     Additional Information about Operation of Contracts and Registrant Underwriters
     Additional Information about Charges
     Illustrations
     Financial Statements

Rule 12h-7 Representation


Minnesota Life, as depositor of the Minnesota Life Variable Life Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.


Investment Company Act No. 811-4585

PART B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

      Item Number Caption in Prospectus
      ----------- ---------------------

          15.     Cover Page and Table of Contents

          16.     General Information and History

          17.     Services

          18.     Premiums

          19.     Additional Information About Operation of Contracts and
                  Minnesota Life Variable Life Account

          20.     Underwriters

          21.     Additional Information About Charges

          22.     Lapse and Reinstatement

          23.     Loans

          24.     Financial Statements

          25.     Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)


                             Dwayne C. Radel, Esq.

                   Senior Vice President and General Counsel

                           Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)


                       Statement of Additional Information


           The date of this document and the prospectus is: April 30, 2010


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements


                                                                   VAL Survivor

General Information and History

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 70 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

Additional Information about Operation of Contracts and Registrant

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

Underwriters

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.


Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 2 percent. Amounts paid by Minnesota Life to the underwriter for 2009, 2008 and 2007 were $38,119,109, $54,312,446, and $58,878,903, respectively, which include amounts paid for other contracts issued through the Minnesota Life Variable Life Account.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.


In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of up to .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

Additional Information About Charges

a) Sales Load

See the description of the policy issue charge in the prospectus.

b) Underwriting Procedures

We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

c) Increases in Face Amount

An increase in face amount is a policy adjustment and is subject to a $95 transaction charge. An increase in face amount will also result in a new policy issue charge.

Illustrations


An illustration is provided for two standard non-tobacco risks, a male age 55 and a female age 55. The illustration shows the projected policy values, death benefits and premiums. The Cash Death Benefit Option is shown. The plan of insurance for the illustration is a protection plan, with an initial face amount of $2,500,000 and a premium of $18,250. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.


Guaranteed maximum cost of insurance charges will vary by the age, sex and risk class of each insured. We use the male, female and unisex smoker-distinct 2001 Commissions Standard Ordinary Mortality Table ("2001 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In many cases we intend to impose cost of insurance charges which are lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the risk category of each insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The illustration shows how actual policy values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent and 6 percent. The actual policy values and death benefits would be different from those shown if the returns averaged 0 percent and 6 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.


The amounts shown for the hypothetical cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of .50 percent. The investment management fee illustrated is .67 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .22 percent, representing the arithmetic average of the 2009 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represent the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent and 6 percent correspond to approximate net annual rates of return of -1.64 percent and 4.36 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent and 6 percent than it does now.

Upon request, we will furnish a personalized illustration based upon the age, sex and risk classification of each insured, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this statement, depending upon the proposed insureds' actual situation. For example, illustrations for insureds who are tobacco users or who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insureds may be the same age as the proposed insureds in our sample illustrations.

                                  VAL-SURVIVOR
                        DEATH BENEFIT OPTION-CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                        INITIAL FACE AMOUNT - $2,500,000


                          $18,250 INITIAL BASE PREMIUM


                              USING CURRENT CHARGES

                 -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -



                                   0% Gross                                6% Gross
                                  -1.64% Net                               4.36% Net

                                       CASH                                    CASH
POL   ATTDAGE     BASE     ACCOUNT   SURRENDER      DEATH       ACCOUNT      SURRENDER       DEATH
YR   #1     #2   PREMIUM    VALUE      VALUE       BENEFIT       VALUE         VALUE        BENEFIT
--  ----------   --------  --------  ---------   -----------  -----------   -----------   -----------
1     56    56     18,250    11,993          0     2,500,000       12,891             0     2,500,000
2     57    57     18,250    23,777          0     2,500,000       26,339           477     2,500,000
3     58    58     18,250    35,352      5,462     2,500,000       40,368        10,478     2,500,000
4     59    59     18,250    46,705     21,085     2,500,000       54,991        29,371     2,500,000
5     60    60     18,250    57,815     36,465     2,500,000       70,213        48,863     2,500,000

6     61    61     18,250    68,657     51,577     2,500,000       86,034        68,955     2,500,000
7     62    62     18,250    79,205     66,395     2,500,000      102,463        89,653     2,500,000
8     63    63     18,250    89,425     80,885     2,500,000      119,511       110,971     2,500,000
9     64    64     18,250    99,288     95,018     2,500,000      137,172       132,902     2,500,000
10    65    65     18,250   108,759    108,759     2,500,000      155,433       155,433     2,500,000

11    66    66     18,250   122,050    122,050     2,500,000      178,649       178,649     2,500,000
12    67    67     18,250   134,796    134,796     2,500,000      202,632       202,632     2,500,000
13    68    68     18,250   146,918    146,918     2,500,000      227,341       227,341     2,500,000
14    69    69     18,250   158,319    158,319     2,500,000      252,718       252,718     2,500,000
15    70    70     18,250   168,872    168,872     2,500,000      278,701       278,701     2,500,000

16    71    71     18,250   178,514    178,514     2,500,000      305,263       305,263     2,500,000
17    72    72     18,250   187,047    187,047     2,500,000      332,252       332,252     2,500,000
18    73    73     18,250   194,366    194,366     2,500,000      359,599       359,599     2,500,000
19    74    74     18,250   200,197    200,197     2,500,000      387,077       387,077     2,500,000
20    75    75     18,250   204,268    204,268     2,500,000      414,458       414,458     2,500,000

21    76    76     18,250   206,122    206,122     2,500,000      441,340       441,340     2,500,000
22    77    77     18,250   205,445    205,445     2,500,000      467,447       467,447     2,500,000
23    78    78     18,250   201,738    201,738     2,500,000      492,336       492,336     2,500,000
24    79    79     18,250   194,399    194,399     2,500,000      515,469       515,469     2,500,000
25    80    80     18,250   182,734    182,734     2,500,000      536,224       536,224     2,500,000

26    81    81     18,250   165,944    165,944     2,500,000      553,883       553,883     2,500,000
27    82    82     18,250   143,116    143,116     2,500,000      567,627       567,627     2,500,000
28    83    83     18,250   113,206    113,206     2,500,000      576,516       576,516     2,500,000
29    84    84     18,250    75,015     75,015     2,500,000      579,465       579,465     2,500,000
30    85    85     18,250         0          0             0      575,130       575,130     2,500,000

31    86    86     18,250         0          0             0      561,367       561,367     2,500,000
32    87    87     18,250         0          0             0      536,092       536,092     2,500,000
33    88    88     18,250         0          0             0      497,358       497,358     2,500,000
34    89    89     18,250         0          0             0      442,268       442,268     2,500,000
35    90    90     18,250         0          0             0      367,297       367,297     2,500,000

36    91    91     18,250         0          0             0      268,105       268,105     2,500,000



The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0% and 6% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                  VAL-SURVIVOR
                        DEATH BENEFIT OPTION-CASH OPTION
                          MALE NON-TOBACCO ISSUE AGE 55
                         FEMALE NON-TOBACCO ISSUE AGE 55

                        INITIAL FACE AMOUNT - $2,500,000


                         $18,250 INITIAL BASE PREMIUM



                        USING GUARANTEED MAXIMUM CHARGES

                 -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -



                                     0% Gross                                6% Gross
                                    -1.64% Net                               4.36% Net

                                       CASH                                    CASH
POL   ATTDAGE     BASE     ACCOUNT   SURRENDER      DEATH       ACCOUNT      SURRENDER       DEATH
YR   #1     #2   PREMIUM    VALUE      VALUE       BENEFIT       VALUE         VALUE        BENEFIT
--  ----------   --------  --------  ---------   -----------  -----------   -----------   -----------

 1    56    56     18,250    11,545          0     2,500,000       12,429             0     2,500,000
 2    57    57     18,250    22,748          0     2,500,000       25,243             0     2,500,000
 3    58    58     18,250    33,568      3,679     2,500,000       38,412         8,522     2,500,000
 4    59    59     18,250    43,967     18,347     2,500,000       51,905        26,285     2,500,000
 5    60    60     18,250    53,897     32,548     2,500,000       65,683        44,333     2,500,000

 6    61    61     18,250    63,299     46,219     2,500,000       79,689        62,609     2,500,000
 7    62    62     18,250    72,092     59,282     2,500,000       93,845        81,036     2,500,000
 8    63    63     18,250    80,173     71,633     2,500,000      108,047        99,507     2,500,000
 9    64    64     18,250    87,428     83,158     2,500,000      122,171       117,901     2,500,000
10    65    65     18,250    93,736     93,736     2,500,000      136,082       136,082     2,500,000

11    66    66     18,250   103,193    103,193     2,500,000      153,976       153,976     2,500,000
12    67    67     18,250   111,348    111,348     2,500,000      171,519       171,519     2,500,000
13    68    68     18,250   118,038    118,038     2,500,000      188,521       188,521     2,500,000
14    69    69     18,250   123,052    123,052     2,500,000      204,743       204,743     2,500,000
15    70    70     18,250   126,165    126,165     2,500,000      219,919       219,919     2,500,000

16    71    71     18,250   127,041    127,041     2,500,000      233,664       233,664     2,500,000
17    72    72     18,250   125,278    125,278     2,500,000      245,516       245,516     2,500,000
18    73    73     18,250   120,256    120,256     2,500,000      254,782       254,782     2,500,000
19    74    74     18,250   111,464    111,464     2,500,000      260,846       260,846     2,500,000
20    75    75     18,250    98,306     98,306     2,500,000      262,988       262,988     2,500,000

21    76    76     18,250    80,018     80,018     2,500,000      260,295       260,295     2,500,000
22    77    77     18,250    55,715     55,715     2,500,000      251,695       251,695     2,500,000
23    78    78     18,250    24,186     24,186     2,500,000      235,760       235,760     2,500,000
24    79    79     18,250         0          0     2,500,000      210,684       210,684     2,500,000
25    80    80     18,250         0          0     2,500,000      174,296       174,296     2,500,000

26    81    81     18,250         0          0     2,500,000      124,003       124,003     2,500,000



The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0% and 6% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Financial Statements


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries (the company) and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2009, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

The audit report covering the December 31, 2009 consolidated financial statements and supplementary schedules of the company refers to a change in the method of accounting for other-than-temporary impairments of fixed maturity investment securities.

        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2009 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 9, 2010

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                      ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                             ADVANTUS     ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                               BOND         MONEY        500      SECURITIES       BOND        MID-CAP    SECURITIES
                                              CLASS 2      MARKET      CLASS 2      CLASS 2      CLASS 2       CLASS 2     CLASS 2
                                           ------------  ----------  -----------  ----------  -------------  ----------  -----------
                   ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio Class 2, 68,941,097
      shares at net asset value of $1.58
      per share (cost $96,550,932)         $108,840,136          --           --          --            --           --          --
   Money Market Portfolio, 31,355,316
      shares at net asset value of $1.00
      per share (cost $31,354,281)                   --  31,354,281           --          --            --           --          --
   Index 500 Portfolio Class 2,
      51,419,722 shares at net asset
      value of $3.82 per share
      (cost $179,615,670)                            --          --  195,842,194          --            --           --          --
   Mortgage Securities Portfolio Class 2,
      31,767,397 shares at net asset
      value of $1.48 per share
      (cost $42,551,592)                             --          --           --  46,974,800            --           --          --
   International Bond Portfolio Class 2,
      16,253,470 shares at net asset
      value of $1.85 per share
      (cost $23,608,093)                             --          --           --          --    30,038,590           --          --
   Index 400 Mid-Cap Portfolio Class 2,
      32,327,044 shares at net asset
      value of $1.72 per share
      (cost $48,023,936)                             --          --           --          --            --   55,384,180          --
   Real Estate Securities Portfolio
      Class 2, 19,680,774 shares at net
      asset value of $1.92 per share
      (cost $38,047,330)                             --          --           --          --            --           --  37,697,184
                                           ------------  ----------  -----------  ----------    ----------   ----------  ----------
                                            108,840,136  31,354,281  195,842,194  46,974,800    30,038,590   55,384,180  37,697,184
Receivable from Minnesota Life for
   Policy purchase payments                      85,023      15,640       13,919          --        12,466           --       9,932
Receivable for investments sold                      --          --           --       5,400            --        1,919          --
                                           ------------  ----------  -----------  ----------    ----------   ----------  ----------
      Total assets                          108,925,159  31,369,921  195,856,113  46,980,200    30,051,056   55,386,099  37,707,116
                                           ------------  ----------  -----------  ----------    ----------   ----------  ----------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                     --          --           --       5,400            --        1,919          --
Payable for investments purchase                 85,023      15,640       13,919          --        12,466           --       9,932
                                           ------------  ----------  -----------  ----------    ----------   ----------  ----------
      Total liabilities                          85,023      15,640       13,919       5,400        12,466        1,919       9,932
                                           ------------  ----------  -----------  ----------    ----------   ----------  ----------
      Net assets applicable to policy
         owners                            $108,840,136  31,354,281  195,842,194  46,974,800    30,038,590   55,384,180  37,697,184
                                           ============  ==========  ===========  ==========    ==========   ==========  ==========
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                   $108,840,136  31,354,281  195,842,194  46,974,800    30,038,590   55,384,180  37,697,184
                                           ============  ==========  ===========  ==========    ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                                                              AMERICAN                            CREDIT SUISSE
                                           AIM V.I.    AIM V.I.    AIM V.I.   CENTURY     AMERICAN    AMERICAN        TRUST
                                             BASIC      CAPITAL      CORE      INCOME      CENTURY     CENTURY    INTERNATIONAL
                                           BALANCED  APPRECIATION   EQUITY   AND GROWTH     ULTRA       VALUE    EQUITY FLEX III
                                           --------  ------------  --------  ----------  ----------  ----------  ---------------
                   ASSETS
Investments in shares of the AIM Variable
   Insurance Funds:
   Balanced Fund, 80,457 shares at net
      asset value of $8.66 per share
      (cost $795,701)                      $696,761           --         --          --          --          --            --
   Capital Appreciation Fund, 230,328
      shares at net asset value of $20.00
      per share (cost $5,517,257)                --    4,606,567         --          --          --          --            --
   Core Equity Fund, 22,602 shares at net
      asset value of $24.75 per share
      (cost $574,905)                            --           --    559,388          --          --          --            --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income & Growth Fund, 303,974 shares
      at net asset value of $5.38 per
      share (cost $1,811,771)                    --           --         --   1,635,378          --          --            --
   Ultra Fund, 3,374,230 shares at net
      asset value of $8.04 per share
      (cost $31,129,984)                         --           --         --          --  27,128,810          --            --
   Value Fund, 3,774,721 shares at net
      asset value of $5.29 per share
      (cost $24,795,788)                         --           --         --          --          --  19,968,274            --
Investments in shares of Credit Suisse
   Trust:
   International Equity Flex III, 451,494
      shares at net asset value of $5.86
      per share (cost $3,375,549)                --           --         --          --          --          --     2,645,754
                                           --------    ---------    -------   ---------  ----------  ----------     ---------
                                            696,761    4,606,567    559,388   1,635,378  27,128,810  19,968,274     2,645,754
Receivable from Minnesota Life for Policy
   purchase payments                             --           --         --          --          --      17,216            86
Receivable for investments sold                  28        3,319         26         279      24,356          --            --
                                           --------    ---------    -------   ---------  ----------  ----------     ---------
      Total assets                          696,789    4,609,886    559,414   1,635,657  27,153,166  19,985,490     2,645,840
                                           --------    ---------    -------   ---------  ----------  ----------     ---------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                 28        3,319         26         279      24,356          --            --
Payable for investments purchased                --           --         --          --          --      17,216            86
                                           --------    ---------    -------   ---------  ----------  ----------     ---------
      Total liabilities                          28        3,319         26         279      24,356      17,216            86
                                           --------    ---------    -------   ---------  ----------  ----------     ---------
      Net assets applicable to policy
         owners                            $696,761    4,606,567    559,388   1,635,378  27,128,810  19,968,274     2,645,754
                                           ========    =========    =======   =========  ==========  ==========     =========
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                   $696,761    4,606,567    559,388   1,635,378  27,128,810  19,968,274     2,645,754
                                           ========    =========    =======   =========  ==========  ==========     =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                       FRANKLIN    FRANKLIN               TEMPLETON
                                                                                       LARGE CAP    MUTUAL     FRANKLIN   DEVELOPING
                                           FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH      SHARES       SMALL      MARKETS
                                            CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES  SECURITIES    MID CAP   SECURITIES
                                           ------------  -------------  ------------  ----------  ----------  ----------  ----------
                   ASSETS
Investments in shares of Fidelity
   Variable Insurance Products Fund:
   Contrafund Portfolio, 3,413,878 shares
      at net asset value of $20.29 per
      share (cost $93,113,496)              $69,267,582            --            --           --          --          --          --
   Equity Income Portfolio, 4,087,060
      shares at net asset value of $16.57
      per share (cost $88,760,583)                   --    67,722,578            --           --          --          --          --
   Mid-Cap Portfolio, 1,987,143 shares at
      net asset value of $25.10 per share
      (cost $59,901,620)                             --            --    49,877,286           --          --          --          --
Investments in shares of Franklin
   Templeton Variable Insurance Products
   Trust:
   Large Cap Growth Securities Fund,
      259,779 shares at net asset value
      of $13.43 per share (cost $3,887,424)          --            --            --    3,488,832          --          --          --
   Mutual Shares Securities Fund, 905,661
      shares at net asset value of $14.58
      per share (cost $16,410,173)                   --            --            --           --  13,204,530          --          --
   Small Mid Cap Fund, 1,198,618 shares
      at net asset value of $16.87 per
      share (cost $22,134,722)                       --            --            --           --          --  20,220,686          --
   Developing Mkts Securities Fund,
      4,212,532 shares at net asset
      value of $9.78 per share
      (cost $43,736,158)                             --            --            --           --          --          --  41,198,559
                                            -----------    ----------    ----------    ---------  ----------  ----------  ----------
                                             69,267,582    67,722,578    49,877,286    3,488,832  13,204,530  20,220,686  41,198,559
Receivable from Minnesota Life for Policy
   purchase payments                                 --            --            --           --          --          --          --
Receivable for investments sold                   7,298        28,730         7,545          247      12,669       5,191       7,780
                                            -----------    ----------    ----------    ---------  ----------  ----------  ----------
      Total assets                           69,274,880    67,751,308    49,884,831    3,489,079  13,217,199  20,225,877  41,206,339
                                            -----------    ----------    ----------    ---------  ----------  ----------  ----------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                  7,298        28,730         7,545          247      12,669       5,191       7,780
Payable for investments purchased                    --            --            --           --          --          --          --
                                            -----------    ----------    ----------    ---------  ----------  ----------  ----------
      Total liabilities                           7,298        28,730         7,545          247      12,669       5,191       7,780
                                            -----------    ----------    ----------    ---------  ----------  ----------  ----------
      Net assets applicable to policy
         owners                             $69,267,582    67,722,578    49,877,286    3,488,832  13,204,530  20,220,686  41,198,559
                                            ===========    ==========    ==========    =========  ==========  ==========  ==========
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                    $69,267,582    67,722,578    49,877,286    3,488,832  13,204,530  20,220,686  41,198,559
                                            ===========    ==========    ==========    =========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------------------
                                             TEMPLETON     JANUS      JANUS      JANUS ASPEN        MFS        MFS       MFS
                                           GLOBAL ASSET    ASPEN      ASPEN     INTERNATIONAL    INVESTORS   MID CAP     NEW
                                            ALLOCATION    BALANCED    FORTY         GROWTH     GROWTH STOCK   GROWTH   DISCOVERY
                                           ------------  ---------  ----------  -------------  ------------  -------  ----------
                   ASSETS
Investments in shares of Franklin
   Templeton Variable Insurance Products
   Trust:
   Global Asset Allocation Fund,
      1,284,184 shares at net asset value
      of $9.16 per share
      (cost $14,663,141)                    $11,763,122         --          --            --            --        --          --
Investments in shares of Janus Aspen
   Series - Service Shares:
   Balanced Portfolio, 157,322 shares at
      net asset value of $27.93 per share
      (cost $4,178,356)                              --  4,394,002          --            --            --        --          --
   Forty Portfolio, 1,381,142 shares at
      net asset value of $33.17 per share
      (cost $38,739,480)                             --         --  45,812,468            --            --        --          --
   International Growth Portfolio,
      1,857,781 shares at net asset value
      of $45.08 per share
      (cost $75,531,138)                             --         --          --    83,748,771            --        --          --
Investments in shares of the MFS Variable
   Insurance Trust:
   Investors Growth Stock Series, 705,971
      shares at net asset value of $9.62
      per share (cost $6,303,352)                    --         --          --            --     6,791,445        --          --
   Mid Cap Growth Series, 154,562 shares
      at net asset value of $4.52 per
      share (cost $713,563)                          --         --          --            --            --   698,619          --
   New Discovery Series, 780,462 shares
      at net asset value of $13.05 per
      share (cost $10,457,825)                       --         --          --            --            --        --  10,185,023
                                            -----------  ---------  ----------    ----------     ---------   -------  ----------
                                             11,763,122  4,394,002  45,812,468    83,748,771     6,791,445   698,619  10,185,023
Receivable from Minnesota Life for Policy
   purchase payments                                 --     11,564          --            --         5,856        --          --
Receivable for investments sold                   1,820         --         322         6,068            --       320      10,273
                                            -----------  ---------  ----------    ----------     ---------   -------  ----------
      Total assets                           11,764,942  4,405,566  45,812,790    83,754,839     6,797,301   698,939  10,195,296
                                            -----------  ---------  ----------    ----------     ---------   -------  ----------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                  1,820         --         322         6,068            --       320      10,273
Payable for investments purchased                    --     11,564          --            --         5,856        --          --
                                            -----------  ---------  ----------    ----------     ---------   -------  ----------
      Total liabilities                           1,820     11,564         322         6,068         5,856       320      10,273
                                            -----------  ---------  ----------    ----------     ---------   -------  ----------
      Net assets applicable to policy
         owners                             $11,763,122  4,394,002  45,812,468    83,748,771     6,791,445   698,619  10,185,023
                                            ===========  =========  ==========    ==========     =========   =======  ==========
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                    $11,763,122  4,394,002  45,812,468    83,748,771     6,791,445   698,619  10,185,023
                                            ===========  =========  ==========    ==========     =========   =======  ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                        OPPENHEIMER              OPPENHEIMER   PUTNAM VT   PUTNAM VT     PUTNAM VT
                                               MFS        CAPITAL   OPPENHEIMER INTERNATIONAL GROWTH AND INTERNATIONAL      NEW
                                              VALUE    APPRECIATION HIGH INCOME     GROWTH      INCOME       EQUITY    OPPORTUNITIES
                                           ----------- ------------ ----------- ------------- ---------- ------------- -------------
                   ASSETS
Investments in shares of the MFS Variable
   Insurance Trust:
   Value Fund, 3,014,038 shares at net
      asset value of $11.68 per share
      (cost $36,402,486)                   $35,203,968          --          --            --         --           --           --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 120,436
      shares at net asset value
      of $36.64 per share
      (cost $4,624,449)                             --   4,412,774          --            --         --           --           --
   High Income Fund, 4,701,872 shares at
      net asset value of $1.99 per share
      (cost $15,757,037)                            --          --   9,356,726            --         --           --           --
Investments in shares of the
   OppenheimerFunds, Inc.:
   International Growth, 6,499,651 shares
      at net asset value of $1.71 per
      share (cost $11,983,674)                      --          --          --    11,114,404         --           --           --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund, 36,032
      shares at net asset value of $14.40
      per share (cost $493,722)                     --          --          --            --    518,863           --           --
   International Equity Fund, 544,493
      shares at net asset value of $11.08
      per share (cost $7,592,223)                   --          --          --            --         --    6,032,981           --
   New Opportunities Fund, 14,609 shares
      at net asset value of $17.08 per
      share (cost $196,502)                         --          --          --            --         --           --      249,528
                                           -----------   ---------   ---------    ----------    -------    ---------      -------
                                            35,203,968   4,412,774   9,356,726    11,114,404    518,863    6,032,981      249,528
Receivable from Minnesota Life for Policy
   purchase payments                            22,804       2,097          --        10,501         --           --           --
Receivable for investments sold                     --          --          79            --        117          838            7
                                           -----------   ---------   ---------    ----------    -------    ---------      -------
      Total assets                          35,226,772   4,414,871   9,356,805    11,124,905    518,980    6,033,819      249,535
                                           -----------   ---------   ---------    ----------    -------    ---------      -------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                    --          --          79            --        117          838            7
Payable for investments purchased               22,804       2,097          --        10,501         --           --           --
                                           -----------   ---------   ---------    ----------    -------    ---------      -------
      Total liabilities                         22,804       2,097          79        10,501        117          838            7
                                           -----------   ---------   ---------    ----------    -------    ---------      -------
      Net assets applicable to policy
         owners                            $35,203,968   4,412,774   9,356,726    11,114,404    518,863    6,032,981      249,528
                                           ===========   =========   =========    ==========    =======    =========      =======
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                   $35,203,968   4,412,774   9,356,726    11,114,404    518,863    6,032,981      249,528
                                           ===========   =========   =========    ==========    =======    =========      =======

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                                                IVY           IVY
                                            PUTNAM VT                 IVY          IVY        FUNDS VIP     FUNDS VIP      IVY
                                             EQUITY    PUTNAM VT   FUNDS VIP    FUNDS VIP   INTERNATIONAL   SMALL CAP   FUNDS VIP
                                             INCOME     VOYAGER     BALANCED     GROWTH         VALUE        GROWTH       VALUE
                                           ----------  ---------  -----------  -----------  -------------  ----------  ----------
                   ASSETS
Investments in shares of the Putnam
   Variable Trust:
   Equity Income Fund, 187,148 shares at
      net asset value of $12.16 per share
      (cost $3,362,813)                    $2,275,723         --           --           --            --           --          --
   Voyager Fund, 39,361 shares at net
      asset value of $32.40 per share
      (cost $1,072,375)                            --  1,275,306           --           --            --           --          --
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Balanced Portfolio, 14,290,941 shares
      at net asset value of $8.48 per
      share (cost $112,374,236)                    --         --  121,161,457           --            --           --          --
   Growth Portfolio, 18,017,798 shares at
      net asset value of $9.28 per share
      (cost $164,826,908)                          --         --           --  167,170,928            --           --          --
   International Value Portfolio,
      10,966,375 shares at net asset
      value of $15.38 per share
      (cost $181,632,592)                          --         --           --           --   168,669,429           --          --
   Small Cap Growth Portfolio, 9,881,285
      shares at net asset value of $8.17
      per share (cost $92,281,465)                 --         --           --           --            --   80,755,788          --
   Value Portfolio, 10,925,102 shares at
      net asset value of $5.14 per share
      (cost $61,382,566)                           --         --           --           --            --           --  56,205,278
                                           ----------  ---------  -----------  -----------   -----------   ----------  ----------
                                            2,275,723  1,275,306  121,161,457  167,170,928   168,669,429   80,755,788  56,205,278
Receivable from Minnesota Life for Policy
   purchase payments                              112      9,496       21,329           --            --       28,153          --
Receivable for investments sold                    --         --           --          170        16,554           --       3,993
                                           ----------  ---------  -----------  -----------   -----------   ----------  ----------
      Total assets                          2,275,835  1,284,802  121,182,786  167,171,098   168,685,983   80,783,941  56,209,271
                                           ----------  ---------  -----------  -----------   -----------   ----------  ----------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                   --         --           --          170        16,554           --       3,993
Payable for investments purchased                 112      9,496       21,329           --            --       28,153          --
                                           ----------  ---------  -----------  -----------   -----------   ----------  ----------
      Total liabilities                           112      9,496       21,329          170        16,554       28,153       3,993
                                           ----------  ---------  -----------  -----------   -----------   ----------  ----------
      Net assets applicable to policy
         owners                            $2,275,723  1,275,306  121,161,457  167,170,928   168,669,429   80,755,788  56,205,278
                                           ==========  =========  ===========  ===========   ===========   ==========  ==========
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                   $2,275,723  1,275,306  121,161,457  167,170,928   168,669,429   80,755,788  56,205,278
                                           ==========  =========  ===========  ===========   ===========   ==========  ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------------
                                               IVY         IVY         IVY        IVY                     IVY  FUNDS
                                            FUNDS VIP    FUNDS VIP    FUNDS     FUNDS VIP  IVY FUNDS VIP      VIP
                                            MICRO-CAP    SMALL CAP   VIP CORE     ASSET    INTERNATIONAL  SCIENCE &
                                             GROWTH        VALUE      EQUITY    STRATEGY       GROWTH     TECHNOLOGY       TOTAL
                                           ------------ ----------  ---------  ----------  -------------  ----------  --------------
                   ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Micro-Cap Growth Portfolio, 935,460
      shares at net asset value of $15.70
      per share (cost $13,796,453)         $14,686,904          --         --          --           --            --
   Small Cap Value Portfolio, 4,151,153
      shares at net asset value of $13.29
      per share (cost $60,545,022)                  --  55,148,073         --          --           --            --
   Core Equity Portfolio, 855,430 shares
      at net asset value of $9.95 per
      share (cost $9,412,452)                       --          --  8,513,068          --           --            --
   Asset Strategy Portfolio, 7,858,642
      shares at net asset value of $9.23
      per share (cost $81,050,897)                  --          --         --  72,498,327           --            --
   International Growth Portfolio,
      722,992 shares at net asset value
      of $7.49 per share
      (cost $6,308,181)                             --          --         --          --    5,416,221            --
   Science & Technology Portfolio,
      470,257 shares at net asset value
      of $15.30 per share
      (cost $7,276,950)                             --          --         --          --           --     7,193,241
                                           -----------  ----------  ---------  ----------    ---------     ---------  -------------
                                            14,686,904  55,148,073  8,513,068  72,498,327    5,416,221     7,193,241  1,819,604,787
Receivable from Minnesota Life for Policy
   purchase payments                                --          --      1,700       3,163        1,114            --        272,171
Receivable for investments sold                  1,224       5,059         --          --           --         3,696        155,327
                                           -----------  ----------  ---------  ----------    ---------     ---------  -------------
      Total assets                          14,688,128  55,153,132  8,514,768  72,501,490    5,417,335     7,196,937  1,820,032,285
                                           -----------  ----------  ---------  ----------    ---------     ---------  -------------
                 LIABILITIES
Payable to Minnesota Life for Policy
   terminations, withdrawal payments and
   mortality and expense charges                 1,224       5,059         --          --           --         3,696        155,327
Payable for investments purchased                   --          --      1,700       3,163        1,114            --        272,171
                                           -----------  ----------  ---------  ----------    ---------     ---------  -------------
      Total liabilities                          1,224       5,059      1,700       3,163        1,114         3,696        427,498
                                           -----------  ----------  ---------  ----------    ---------     ---------  -------------
      Net assets applicable to policy
         owners                            $14,686,904  55,148,073  8,513,068  72,498,327    5,416,221     7,193,241  1,819,604,787
                                           ===========  ==========  =========  ==========    =========     =========  =============
           POLICY OWNERS' EQUITY
      Total Policy Owners' equity
         (notes 6 and 7)                   $14,686,904  55,148,073  8,513,068  72,498,327    5,416,221     7,193,241  1,819,604,787
                                           ===========  ==========  =========  ==========    =========     =========  =============

See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2009

                                                                       SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------------------
                                                                 ADVANTUS    ADVANTUS      ADVANTUS      ADVANTUS    ADVANTUS
                                       ADVANTUS     ADVANTUS       INDEX     MORTGAGE   INTERNATIONAL   INDEX 400   REAL ESTATE
                                         BOND        MONEY         500      SECURITIES       BOND        MID-CAP    SECURITIES
                                       CLASS 2       MARKET       CLASS 2    CLASS 2       CLASS 2       CLASS 2      CLASS 2
                                     -----------  -----------  -----------  ----------  -------------  -----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                       $        --       90,987           --          --            --           --           --
   Mortality and expense charges
      (note 3)                          (496,431)    (168,222)    (856,424)   (236,184)     (132,143)    (227,476)    (147,956)
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
      Investment income (loss) - net    (496,431)     (77,235)    (856,424)   (236,184)     (132,143)    (227,476)    (147,956)
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                  --           --           --          --            --           --           --
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales              8,024,549   24,746,476   18,191,235   7,624,732     2,938,160    3,880,133    3,624,818
      Cost of investments sold        (6,992,613) (24,746,476) (19,115,863) (6,712,698)   (1,928,775)  (3,188,605)  (2,816,676)
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
                                       1,031,936           --     (924,628)    912,034     1,009,385      691,528      808,142
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
      Net realized gains (losses) on
         investments                   1,031,936           --     (924,628)    912,034     1,009,385      691,528      808,142
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                  13,393,306           --   41,668,552   2,730,990     3,269,468   14,220,904    7,269,760
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
      Net gains (losses) on
         investments                  14,425,242           --   40,743,924   3,643,024     4,278,853   14,912,432    8,077,902
                                     -----------  -----------  -----------  ----------    ----------   ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                  $13,928,811      (77,235)  39,887,500   3,406,840     4,146,710   14,684,956    7,929,946
                                     ===========  ===========  ===========  ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------
                                                                          AMERICAN                            CREDIT SUISSE
                                      AIM V.I.    AIM V.I.     AIM V.I.   CENTURY     AMERICAN    AMERICAN        TRUST
                                       BASIC      CAPITAL        CORE      INCOME     CENTURY     CENTURY     INTERNATIONAL
                                      BALANCED  APPRECIATION    EQUITY   AND GROWTH    ULTRA       VALUE     EQUITY FLEX III
                                     ---------  ------------  --------  -----------  ----------  ----------  ---------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                       $  30,954      11,442       7,863      68,023       39,200     845,240        61,020
   Mortality and expense charges
      (note 3)                          (3,067)    (19,692)     (2,424)     (7,713)    (113,662)    (81,310)      (12,424)
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
      Investment income (loss) - net    27,887      (8,250)      5,439      60,310      (74,462)    763,930        48,596
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                --          --          --          --           --          --            --
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales              169,552     552,898     109,422     661,489    2,223,508   1,496,312       690,050
      Cost of investments sold        (254,850)   (765,931)   (133,984) (1,163,874)  (3,195,325) (2,674,023)   (1,021,703)
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
                                       (85,298)   (213,033)    (24,562)   (502,385)    (971,817) (1,177,711)     (331,653)
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
      Net realized gains (losses) on
         investments                   (85,298)   (213,033)    (24,562)   (502,385)    (971,817) (1,177,711)     (331,653)
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   229,323     952,782     140,022     721,768    8,012,500   3,592,916       996,101
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
      Net gains (losses) on
         investments                   144,025     739,749     115,460     219,383    7,040,683   2,415,205       664,448
                                     ---------    --------    --------  ----------   ----------  ----------    ----------
      Net increase (decrease) in net
         assets resulting from
         operations                  $ 171,912     731,499     120,899     279,693    6,966,221   3,179,135       713,044
                                     =========    ========    ========  ==========   ==========  ==========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------------------------------------------------------
                                                                                FRANKLIN                               TEMPLETON
                                                   FIDELITY VIP                LARGE CAP      FRANKLIN     FRANKLIN   DEVELOPING
                                     FIDELITY VIP    EQUITY-     FIDELITY VIP    GROWTH    MUTUAL SHARES    SMALL       MARKETS
                                      CONTRAFUND      INCOME        MID-CAP    SECURITIES    SECURITIES    MID-CAP    SECURITIES
                                     ------------  ------------  ------------  ----------  -------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                       $    701,024    1,222,477       198,594      40,536       229,258            --   1,299,468
   Mortality and expense charges
      (note 3)                           (296,217)    (287,024)     (217,222)    (14,744)      (60,047)      (83,991)   (158,524)
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
      Investment income (loss) - net      404,807      935,453       (18,628)     25,792       169,211       (83,991)  1,140,944
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund               17,018           --       228,180          --            --            --     125,469
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               7,785,437    5,445,811     6,490,329     625,140     2,733,157     1,662,652   3,965,056
      Cost of investments sold        (12,980,320)  (8,200,772)   (8,763,060)   (863,577)   (4,088,956)   (1,821,607) (3,105,574)
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
                                       (5,194,883)  (2,754,961)   (2,272,731)   (238,437)   (1,355,799)     (158,955)    859,482
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
      Net realized gains (losses) on
         investments                   (5,177,865)  (2,754,961)   (2,044,551)   (238,437)   (1,355,799)     (158,955)    984,951
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   22,977,402   17,554,794    16,477,816     982,984     3,891,345     6,403,674  15,262,442
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
      Net gains (losses) on
         investments                   17,799,537   14,799,833    14,433,265     744,547     2,535,546     6,244,719  16,247,393
                                     ------------   ----------    ----------    --------    ----------    ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                  $ 18,204,344   15,735,286    14,414,637     770,339     2,704,757     6,160,728  17,388,337
                                     ============   ==========    ==========    ========    ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------------------------------------------------
                                      TEMPLETON     JANUS       JANUS     JANUS ASPEN       MFS         MFS        MFS
                                     GLOBAL ASSET   ASPEN       ASPEN    INTERNATIONAL   INVESTORS    MID CAP      NEW
                                      ALLOCATION   BALANCED     FORTY        GROWTH     GROWTH STOCK   GROWTH   DISCOVERY
                                     ------------  --------  ----------  -------------  ------------  --------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                        $   969,482    98,052       5,130       273,679       17,558          --          --
   Mortality and expense charges
      (note 3)                            (51,877)  (16,825)   (189,604)     (332,799)     (22,894)     (3,033)    (39,250)
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
      Investment income (loss) - net      917,605    81,227    (184,474)      (59,120)      (5,336)     (3,033)    (39,250)
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund              156,058   120,406          --     1,887,289           --          --          --
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               1,648,451   535,436   3,935,820     6,901,862      494,214     212,639   1,484,802
      Cost of investments sold         (3,892,230) (624,474) (3,462,497)   (4,646,468)    (657,134)   (378,101) (2,067,108)
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
                                       (2,243,779)  (89,038)    473,323     2,255,394     (162,920)   (165,462)   (582,306)
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
      Net realized gains (losses) on
         investments                   (2,087,721)   31,368     473,323     4,142,683     (162,920)   (165,462)   (582,306)
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    3,221,581   695,138  13,794,458    33,067,831    1,734,151     389,535   4,515,313
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
      Net gains (losses) on
         investments                    1,133,860   726,506  14,267,781    37,210,514    1,571,231     224,073   3,933,007
                                      -----------  --------  ----------    ----------    ---------    --------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ 2,051,465   807,733  14,083,307    37,151,394    1,565,895     221,040   3,893,757
                                      ===========  ========  ==========    ==========    =========    ========  ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                      ----------------------------------------------------------------------------------------------
                                                                                             PUTNAM VT
                                                   OPPENHEIMER                 OPPENHEIMER    GROWTH      PUTNAM VT      PUTNAM VT
                                          MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL     AND     INTERNATIONAL       NEW
                                         VALUE     APPRECIATION  HIGH INCOME      GROWTH      INCOME        EQUITY     OPPORTUNITIES
                                      -----------  ------------  -----------  -------------  ---------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                        $   328,033          280           --       106,607      11,850            --           750
   Mortality and expense charges
      (note 3)                           (139,132)     (19,580)     (35,162)      (46,281)     (2,231)      (26,898)       (1,041)
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
      Investment income (loss) - net      188,901      (19,300)     (35,162)       60,326       9,619       (26,898)         (291)
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --           --           --            --          --            --            --
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales               2,262,590    1,078,581      728,067     1,717,591     108,170     1,427,844        93,409
      Cost of investments sold         (2,693,934)  (1,409,083)  (3,478,334)   (1,995,714)   (233,282)   (2,204,949)     (137,810)
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
                                         (431,344)    (330,502)  (2,750,267)     (278,123)   (125,112)     (777,105)      (44,401)
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
      Net realized gains (losses) on
         investments                     (431,344)    (330,502)  (2,750,267)     (278,123)   (125,112)     (777,105)      (44,401)
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
   Net change in unrealized
      appreciation or depreciation
      of investments                    6,446,491    1,763,322    4,614,049     3,271,519     234,143     2,154,239       108,044
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
      Net gains (losses) on
         investments                    6,015,147    1,432,820    1,863,782     2,993,396     109,031     1,377,134        63,643
                                      -----------   ----------   ----------    ----------    --------    ----------      --------
      Net increase (decrease) in net
         assets resulting from
         operations                   $ 6,204,048    1,413,520    1,828,620     3,053,722     118,650     1,350,236        63,352
                                      ===========   ==========   ==========    ==========    ========    ==========      ========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                      -------------------------------------------------------------------------------------------
                                                                                                            IVY FUNDS
                                       PUTNAM VT                                            IVY FUNDS VIP      VIP      IVY FUNDS
                                         EQUITY    PUTNAM VT  IVY FUNDS VIP  IVY FUNDS VIP  INTERNATIONAL   SMALL CAP      VIP
                                         INCOME     VOYAGER     BALANCED         GROWTH         VALUE        GROWTH       VALUE
                                      -----------  ---------  -------------  -------------  -------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                        $    73,950     3,801      2,326,606        565,353      5,133,813      296,658   1,029,788
   Mortality and expense charges
      (note 3)                             (9,577)   (3,720)      (571,011)      (745,740)      (719,125)    (349,201)   (249,126)
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
      Investment income (loss) - net       64,373        81      1,755,595       (180,387)     4,414,688      (52,543)    780,662
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                   --        --        669,758      4,178,138      8,257,167           --          --
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                 413,206   357,135     12,689,083     13,320,012     12,740,171    6,985,724   5,923,906
      Cost of investments sold         (1,023,687) (371,019)   (12,898,960)   (14,970,607)   (14,069,954)  (9,347,319) (7,010,073)
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
                                         (610,481)  (13,884)      (209,877)    (1,650,595)    (1,329,783)  (2,361,595) (1,086,167)
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
      Net realized gains (losses) on
         investments                     (610,481)  (13,884)       459,881      2,527,543      6,927,384   (2,361,595) (1,086,167)
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    1,034,173   360,038     11,384,589     33,541,926     34,797,652   23,582,119  12,422,003
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
      Net gains (losses) on
         investments                      423,692   346,154     11,844,470     36,069,469     41,725,036   21,220,524  11,335,836
                                      -----------  --------    -----------    -----------    -----------   ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                   $   488,065   346,235     13,600,065     35,889,082     46,139,724   21,167,981  12,116,498
                                      ===========  ========    ===========    ===========    ===========   ==========  ==========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                      ------------------------------------------------------------------------------
                                                      IVY FUNDS                IVY FUNDS                  IVY FUNDS
                                      IVY FUNDS VIP      VIP       IVY FUNDS      VIP      IVY FUNDS VIP     VIP
                                        MICRO-CAP     SMALL CAP       VIP        ASSET     INTERNATIONAL  SCIENCE &
                                          GROWTH        VALUE     CORE EQUITY   STRATEGY       GROWTH     TECHNOLOGY     TOTAL
                                      -------------  -----------  -----------  ----------  -------------  ----------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund
      (note 4)                         $        --            --      80,061      212,922        75,485           --    16,455,944
   Mortality and expense charges
      (note 3)                             (61,583)     (234,973)    (39,261)    (297,691)      (23,758)     (28,020)   (7,882,290)
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
      Investment income (loss) - net       (61,583)     (234,973)     40,800      (84,769)       51,727      (28,020)    8,573,654
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions from
      underlying mutual fund                    --            --          --    5,754,584            --      338,519    21,732,586
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
   Realized gains (losses) on sales
      of investments:
      Proceeds from sales                1,709,587     5,599,495   1,484,115    6,839,793     1,116,028    1,494,612   196,943,259
      Cost of investments sold          (1,870,472)   (7,903,254) (1,676,231)  (7,674,038)   (1,420,894)  (2,218,084) (224,870,972)
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
                                          (160,885)   (2,303,759)   (192,116)    (834,245)     (304,866)    (723,472)  (27,927,713)
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
      Net realized gains (losses) on
         investments                      (160,885)   (2,303,759)   (192,116)   4,920,339      (304,866)    (384,953)   (6,195,127)
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
   Net change in unrealized
      appreciation or depreciation
      of investments                     4,490,762    14,812,545   1,858,848    8,402,136     1,376,425    2,413,784   407,235,663
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
      Net gains (losses) on
         investments                     4,329,877    12,508,786   1,666,732   13,322,475     1,071,559    2,028,831   401,040,536
                                       -----------    ----------  ----------   ----------    ----------   ----------  ------------
      Net increase (decrease) in net
         assets resulting from
         operations                    $ 4,268,294    12,273,813   1,707,532   13,237,706     1,123,286    2,000,811   409,614,190
                                       ===========    ==========  ==========   ==========    ==========   ==========  ============

See accompanying notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                DECEMBER 31, 2009

                                                                 SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                                                 ADVANTUS    ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                      ADVANTUS     ADVANTUS       INDEX      MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                        BOND        MONEY          500      SECURITIES       BOND        MID-CAP    SECURITIES
                                      CLASS 2       MARKET       CLASS 2     CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                    ------------  -----------  -----------  ----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net   $   (496,431)     (77,235)    (856,424)   (236,184)     (132,143)    (227,476)   (147,956)
   Net realized gains (losses) on
      investments                      1,031,936           --     (924,628)    912,034     1,009,385      691,528     808,142
   Net change in unrealized
      appreciation or depreciation
      of investments                  13,393,306           --   41,668,552   2,730,990     3,269,468   14,220,904   7,269,760
                                    ------------  -----------  -----------  ----------    ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from operations   13,928,811      (77,235)  39,887,500   3,406,840     4,146,710   14,684,956   7,929,946
                                    ------------  -----------  -----------  ----------    ----------   ----------  ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            7,901,228   23,278,144    6,874,181   1,749,539     3,836,747    4,796,185   4,227,376
   Policy terminations, withdrawal
      payments and charges            (7,769,567) (24,653,603) (17,639,020) (7,458,481)   (2,880,217)  (3,793,409) (3,556,147)
                                    ------------  -----------  -----------  ----------    ----------   ----------  ----------
Increase (decrease) in net assets
   from Policy transactions              131,661   (1,375,459) (10,764,839) (5,708,942)      956,530    1,002,776     671,229
                                    ------------  -----------  -----------  ----------    ----------   ----------  ----------
Increase (decrease) in net assets     14,060,472   (1,452,694)  29,122,661  (2,302,102)    5,103,240   15,687,732   8,601,175
Net assets at the beginning of year   94,779,664   32,806,975  166,719,533  49,276,902    24,935,350   39,696,448  29,096,009
                                    ------------  -----------  -----------  ----------    ----------   ----------  ----------
Net assets at the end of year       $108,840,136   31,354,281  195,842,194  46,974,800    30,038,590   55,384,180  37,697,184
                                    ============  ===========  ===========  ==========    ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                        AMERICAN                            CREDIT SUISSE
                                     AIM V.I.    AIM V.I.    AIM V.I.   CENTURY     AMERICAN    AMERICAN        TRUST
                                      BASIC      CAPITAL       CORE      INCOME     CENTURY      CENTURY    INTERNATIONAL
                                     BALANCED  APPRECIATION   EQUITY   AND GROWTH    ULTRA        VALUE    EQUITY FLEX III
                                    ---------  ------------  --------  ----------  ----------  ----------  ---------------
Operations:
   Investment income (loss) - net   $  27,887      (8,250)      5,439     60,310      (74,462)    763,930        48,596
   Net realized gains (losses) on
      investments                     (85,298)   (213,033)    (24,562)  (502,385)    (971,817) (1,177,711)     (331,653)
   Net change in unrealized
      appreciation or depreciation
      of investments                  229,323     952,782     140,022    721,768    8,012,500   3,592,916       996,101
                                    ---------   ---------    --------  ---------   ----------  ----------     ---------
Net increase (decrease) in net
   assets resulting from operations   171,912     731,499     120,899    279,693    6,966,221   3,179,135       713,044
                                    ---------   ---------    --------  ---------   ----------  ----------     ---------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            90,738     662,684     102,356    439,379    2,238,482   2,959,336       369,505
   Policy terminations, withdrawal
      payments and charges           (168,284)   (546,169)   (108,396)  (657,661)  (2,169,652) (1,469,336)     (684,862)
                                    ---------   ---------    --------  ---------   ----------  ----------     ---------
Increase (decrease) in net assets
   from Policy transactions           (77,546)    116,515      (6,040)  (218,282)      68,830   1,490,000      (315,357)
                                    ---------   ---------    --------  ---------   ----------  ----------     ---------
Increase (decrease) in net assets      94,366     848,014     114,859     61,411    7,035,051   4,669,135       397,687
Net assets at the beginning of year   602,395   3,758,553     444,529  1,573,967   20,093,759  15,299,139     2,248,067
                                    ---------   ---------    --------  ---------   ----------  ----------     ---------
Net assets at the end of year       $ 696,761   4,606,567     559,388  1,635,378   27,128,810  19,968,274     2,645,754
                                    =========   =========    ========  =========   ==========  ==========     =========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------------
                                                                               FRANKLIN                              TEMPLETON
                                                  FIDELITY VIP                LARGE CAP      FRANKLIN     FRANKLIN   DEVELOPING
                                    FIDELITY VIP     EQUITY-    FIDELITY VIP    GROWTH    MUTUAL SHARES     SMALL     MARKETS
                                     CONTRAFUND      INCOME       MID-CAP     SECURITIES    SECURITIES     MID-CAP   SECURITIES
                                    ------------  ------------  ------------  ----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net   $   404,807       935,453       (18,628)     25,792       169,211       (83,991)  1,140,944
   Net realized gains (losses) on
      investments                    (5,177,865)   (2,754,961)   (2,044,551)   (238,437)   (1,355,799)     (158,955)    984,951
   Net change in unrealized
      appreciation or depreciation
      of investments                 22,977,402    17,554,794    16,477,816     982,984     3,891,345     6,403,674  15,262,442
                                    -----------    ----------    ----------   ---------    ----------    ----------  ----------
Net increase (decrease) in net
   assets resulting from operations  18,204,344    15,735,286    14,414,637     770,339     2,704,757     6,160,728  17,388,337
                                    -----------    ----------    ----------   ---------    ----------    ----------  ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           4,019,925     5,050,001     2,495,982     626,476     1,070,458     1,404,764   3,772,284
   Policy terminations, withdrawal
      payments and charges           (7,595,892)   (5,282,920)   (6,359,307)   (618,956)   (2,696,195)   (1,615,257) (3,885,047)
                                    -----------    ----------    ----------   ---------    ----------    ----------  ----------
Increase (decrease) in net assets
   from Policy transactions          (3,575,967)     (232,919)   (3,863,325)      7,520    (1,625,737)     (210,493)   (112,763)
                                    -----------    ----------    ----------   ---------    ----------    ----------  ----------
Increase (decrease) in net assets    14,628,377    15,502,367    10,551,312     777,859     1,079,020     5,950,235  17,275,574
Net assets at the beginning of year  54,639,205    52,220,211    39,325,974   2,710,973    12,125,510    14,270,451  23,922,985
                                    -----------    ----------    ----------   ---------    ----------    ----------  ----------
Net assets at the end of year       $69,267,582    67,722,578    49,877,286   3,488,832    13,204,530    20,220,686  41,198,559
                                    ===========    ==========    ==========   =========    ==========    ==========  ==========

See accompanying notes to financial statements.

                                                               SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                     TEMPLETON     JANUS        JANUS     JANUS ASPEN       MFS          MFS        MFS
                                    GLOBAL ASSET   ASPEN        ASPEN    INTERNATIONAL   INVESTORS     MID CAP      NEW
                                     ALLOCATION   BALANCED      FORTY        GROWTH     GROWTH STOCK   GROWTH    DISCOVERY
                                    ------------  ---------  ----------  -------------  ------------  ---------  ----------
Operations:
   Investment income (loss) - net   $   917,605      81,227    (184,474)      (59,120)       (5,336)    (3,033)     (39,250)
   Net realized gains (losses) on
      investments                    (2,087,721)     31,368     473,323     4,142,683      (162,920)  (165,462)    (582,306)
   Net change in unrealized
      appreciation or depreciation
      of investments                  3,221,581     695,138  13,794,458    33,067,831     1,734,151    389,535    4,515,313
                                    -----------   ---------  ----------    ----------     ---------   --------   ----------
Net increase (decrease) in net
   assets resulting from operations   2,051,465     807,733  14,083,307    37,151,394     1,565,895    221,040    3,893,757
                                    -----------   ---------  ----------    ----------     ---------   --------   ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           1,178,398   1,839,085   4,382,811     7,077,912     2,504,299    245,906    1,576,014
   Policy terminations, withdrawal
      payments and charges           (1,620,875)   (530,398) (3,850,778)   (6,726,564)     (488,381)  (211,513)  (1,463,629)
                                    -----------   ---------  ----------    ----------     ---------   --------   ----------
Increase (decrease) in net assets
   from Policy transactions            (442,477)  1,308,687     532,033       351,348     2,015,918     34,393      112,385
                                    -----------   ---------  ----------    ----------     ---------   --------   ----------
Increase (decrease) in net assets     1,608,988   2,116,420  14,615,340    37,502,742     3,581,813    255,433    4,006,142
Net assets at the beginning of year  10,154,134   2,277,582  31,197,128    46,246,029     3,209,632    443,186    6,178,881
                                    -----------   ---------  ----------    ----------     ---------   --------   ----------
Net assets at the end of year       $11,763,122   4,394,002  45,812,468    83,748,771     6,791,445    698,619   10,185,023
                                    ===========   =========  ==========    ==========     =========   ========   ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                 OPPENHEIMER                 OPPENHEIMER   PUTNAM VT     PUTNAM VT      PUTNAM VT
                                        MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW
                                       VALUE     APPRECIATION  HIGH INCOME      GROWTH       INCOME       EQUITY      OPPORTUNITIES
                                    -----------  ------------  -----------  -------------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net   $   188,901      (19,300)      (35,162)       60,326       9,619       (26,898)         (291)
   Net realized gains (losses) on
      investments                      (431,344)    (330,502)   (2,750,267)     (278,123)   (125,112)     (777,105)      (44,401)
   Net change in unrealized
      appreciation or depreciation
      of investments                  6,446,491    1,763,322     4,614,049     3,271,519     234,143     2,154,239       108,044
                                    -----------   ----------    ----------    ----------    --------    ----------       -------
Net increase (decrease) in net
   assets resulting from operations   6,204,048    1,413,520     1,828,620     3,053,722     118,650     1,350,236        63,352
                                    -----------   ----------    ----------    ----------    --------    ----------       -------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           8,352,476      377,499     4,117,583     1,478,090      82,981     1,270,186       104,596
   Policy terminations, withdrawal
      payments and charges           (2,229,023)  (1,068,513)     (715,255)   (1,692,253)   (106,994)   (1,414,943)      (92,879)
                                    -----------   ----------    ----------    ----------    --------    ----------       -------
Increase (decrease) in net assets
   from Policy transactions           6,123,453     (691,014)    3,402,328      (214,163)    (24,013)     (144,757)       11,717
                                    -----------   ----------    ----------    ----------    --------    ----------       -------
Increase (decrease) in net assets    12,327,501      722,506     5,230,948     2,839,559      94,637     1,205,479        75,069
Net assets at the beginning of year  22,876,467    3,690,268     4,125,778     8,274,845     424,226     4,827,502       174,459
                                    -----------   ----------    ----------    ----------    --------    ----------       -------
Net assets at the end of year       $35,203,968    4,412,774     9,356,726    11,114,404     518,863     6,032,981       249,528
                                    ===========   ==========    ==========    ==========    ========    ==========       =======

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    PUTNAM VT                                            IVY FUNDS VIP  IVY FUNDS VIP
                                      EQUITY    PUTNAM VT  IVY FUNDS VIP  IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                      INCOME     VOYAGER      BALANCED        GROWTH         VALUE         GROWTH          VALUE
                                    ----------  ---------  -------------  -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $   64,373         81     1,755,595       (180,387)     4,414,688       (52,543)       780,662
   Net realized gains (losses) on
      investments                     (610,481)   (13,884)      459,881      2,527,543      6,927,384    (2,361,595)    (1,086,167)
   Net change in unrealized
      appreciation or depreciation
      of investments                 1,034,173    360,038    11,384,589     33,541,926     34,797,652    23,582,119     12,422,003
                                    ----------  ---------   -----------    -----------    -----------    ----------     ----------
Net increase (decrease) in net
   assets resulting from operations    488,065    346,235    13,600,065     35,889,082     46,139,724    21,167,981     12,116,498
                                    ----------  ---------   -----------    -----------    -----------    ----------     ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            298,288    914,901     2,493,920      4,134,887      4,358,364     2,638,247      1,787,487
   Policy terminations, withdrawal
      payments and charges            (409,600)  (355,806)  (12,227,935)   (12,776,739)   (12,228,507)   (6,743,170)    (5,754,316)
                                    ----------  ---------   -----------    -----------    -----------    ----------     ----------
Increase (decrease) in net assets
   from Policy transactions           (111,312)   559,095    (9,734,015)    (8,641,852)    (7,870,143)   (4,104,923)    (3,966,829)
                                    ----------  ---------   -----------    -----------    -----------    ----------     ----------
Increase (decrease) in net assets      376,753    905,330     3,866,050     27,247,230     38,269,581    17,063,058      8,149,669
Net assets at the beginning of year  1,898,970    369,976   117,295,407    139,923,698    130,399,848    63,692,730     48,055,609
                                    ----------  ---------   -----------    -----------    -----------    ----------     ----------
Net assets at the end of year       $2,275,723  1,275,306   121,161,457    167,170,928    168,669,429    80,755,788     56,205,278
                                    ==========  =========   ===========    ===========    ===========    ==========     ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                                           IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP    VIP
                                      MICRO-CAP     SMALL CAP   IVY FUNDS VIP     ASSET     INTERNATIONAL  SCIENCE &
                                        GROWTH        VALUE      CORE EQUITY     STRATEGY       GROWTH     TECHNOLOGY     TOTAL
                                    ------------- ------------- ------------- ------------- ------------- ----------- -------------
Operations:
   Investment income (loss) - net    $   (61,583)    (234,973)       40,800       (84,769)       51,727      (28,020)     8,573,654
   Net realized gains (losses) on
      investments                       (160,885)  (2,303,759)     (192,116)    4,920,339      (304,866)    (384,953)    (6,195,127)
   Net change in unrealized
      appreciation or depreciation
      of investments                   4,490,762   14,812,545     1,858,848     8,402,136     1,376,425    2,413,784    407,235,663
                                     -----------   ----------    ----------    ----------    ----------   ----------  -------------
Net increase (decrease) in net
   assets resulting from operations    4,268,294   12,273,813     1,707,532    13,237,706     1,123,286    2,000,811    409,614,190
                                     -----------   ----------    ----------    ----------    ----------   ----------  -------------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            1,050,443    3,777,955       514,835    16,417,292       659,655    2,058,850    153,658,730
   Policy terminations, withdrawal
      payments and charges            (1,678,168)  (5,481,240)   (1,464,070)   (6,752,664)   (1,104,164)  (1,481,751)  (192,278,506)
                                     -----------   ----------    ----------    ----------    ----------   ----------  -------------
Increase (decrease) in net assets
   from Policy transactions             (627,725)  (1,703,285)     (949,235)    9,664,628      (444,509)     577,099    (38,619,776)
                                     -----------   ----------    ----------    ----------    ----------   ----------  -------------
Increase (decrease) in net assets      3,640,569   10,570,528       758,297    22,902,334       678,777    2,577,910    370,994,414
Net assets at the beginning of year   11,046,335   44,577,545     7,754,771    49,595,993     4,737,444    4,615,331  1,448,610,373
                                     -----------   ----------    ----------    ----------    ----------   ----------  -------------
Net assets at the end of year        $14,686,904   55,148,073     8,513,068    72,498,327     5,416,221    7,193,241  1,819,604,787
                                     ===========   ==========    ==========    ==========    ==========   ==========  =============

See accompanying notes to financial statements.

                         YEAR ENDED DECEMBER 31, 2008

                                                                    SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                                                 ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                     ADVANTUS       ADVANTUS       INDEX      MORTGAGE   INTERNATIONAL  INDEX 400    REAL ESTATE
                                       BOND          MONEY         500       SECURITIES       BOND       MID-CAP     SECURITIES
                                     CLASS 2         MARKET       CLASS 2     CLASS 2       CLASS 2      CLASS 2       CLASS 2
                                    ------------  -----------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net   $   (523,218)     518,794   (1,098,392)    (285,462)    (120,837)      (256,288)    (202,541)
   Net realized gains (losses) on
      investments                      1,150,705           --    2,624,694    1,350,835      780,385      1,217,366    1,801,315
   Net change in unrealized
      appreciation or depreciation
      of investments                 (16,150,714)          --  (99,209,633)  (9,017,886)      66,424    (22,686,865) (17,903,956)
                                    ------------  -----------  -----------  -----------   ----------    -----------  -----------
Net increase (decrease) in net
   assets resulting from operations  (15,523,227)     518,794  (97,683,331)  (7,952,513)     725,972    (21,725,787) (16,305,182)
                                    ------------  -----------  -----------  -----------   ----------    -----------  -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            9,722,807   18,341,552   12,821,116    1,688,223    7,291,530      7,430,439    5,033,060
   Policy terminations, withdrawal
      payments and charges            (7,623,890) (21,019,437) (14,360,332)  (7,711,768)  (2,548,088)    (3,364,361)  (3,772,319)
                                    ------------  -----------  -----------  -----------   ----------    -----------  -----------
Increase (decrease) in net assets
   from Policy transactions            2,098,917   (2,677,885)  (1,539,216)  (6,023,545)   4,743,442      4,066,078    1,260,741
                                    ------------  -----------  -----------  -----------   ----------    -----------  -----------
Increase (decrease) in net assets    (13,424,310)  (2,159,091) (99,222,547) (13,976,058)   5,469,414    (17,659,709) (15,044,441)
Net assets at the beginning of year  108,203,974   34,966,066  265,942,080   63,252,960   19,465,936     57,356,157   44,140,450
                                    ------------  -----------  -----------  -----------   ----------    -----------  -----------
Net assets at the end of year       $ 94,779,664   32,806,975  166,719,533   49,276,902   24,935,350     39,696,448   29,096,009
                                    ============  ===========  ===========  ===========   ==========    ===========  ===========

See accompanying notes to financial statements.

                                                              SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                                        AMERICAN
                                     AIM V.I.    AIM V.I.    AIM V.I.   CENTURY      AMERICAN    AMERICAN   CREDIT SUISSE
                                      BASIC      CAPITAL       CORE      INCOME      CENTURY     CENTURY       GLOBAL
                                     BALANCED  APPRECIATION   EQUITY   AND GROWTH     ULTRA       VALUE       SMALL CAP
                                    ---------  ------------  --------  ----------  -----------  ----------  -------------
Operations:
   Investment income (loss) - net   $  34,468      (25,156)     8,584      25,423     (131,660)    290,460        40,680
   Net realized gains (losses) on
      investments                     (27,318)      96,422      8,587     150,704    4,013,403   1,385,033       (20,240)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (377,127)  (2,752,454)  (207,636) (1,028,521) (17,673,734) (7,111,693)   (2,013,266)
                                    ---------   ----------   --------  ----------  -----------  ----------    ----------
Net increase (decrease) in net
   assets resulting from operations  (369,977)  (2,681,188)  (190,465)   (852,394) (13,791,991) (5,436,200)   (1,992,826)
                                    ---------   ----------   --------  ----------  -----------  ----------    ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           206,766      915,023    258,746   1,030,407    3,719,130   4,243,098     1,029,311
   Policy terminations, withdrawal
      payments and charges           (157,102)    (661,122)  (152,075) (1,088,385)  (1,978,580) (1,317,968)   (1,734,619)
                                    ---------   ----------   --------  ----------  -----------  ----------    ----------
Increase (decrease) in net assets
   from Policy transactions            49,664      253,901    106,671     (57,978)   1,740,550   2,925,130      (705,308)
                                    ---------   ----------   --------  ----------  -----------  ----------    ----------
Increase (decrease) in net assets    (320,313)  (2,427,287)   (83,794)   (910,372) (12,051,441) (2,511,070)   (2,698,134)
Net assets at the beginning of year   922,708    6,185,840    528,323   2,484,339   32,145,200  17,810,209     4,946,201
                                    ---------   ----------   --------  ----------  -----------  ----------    ----------
Net assets at the end of year       $ 602,395    3,758,553    444,529   1,573,967   20,093,759  15,299,139     2,248,067
                                    =========   ==========   ========  ==========  ===========  ==========    ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                                                FRANKLIN     FRANKLIN                   TEMPLETON
                                                                               LARGE CAP      MUTUAL                   DEVELOPING
                                    FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    GROWTH       SHARES       FRANKLIN      MARKETS
                                     CONTRAFUND   EQUITY-INCOME     MID-CAP    SECURITIES   SECURITIES  SMALL MID CAP  SECURITIES
                                    ------------  -------------  ------------  ----------  -----------  -------------  -----------
Operations:
   Investment income (loss) - net   $    208,886     1,393,979      (141,797)      27,326    (106,505)      (100,417)      820,453
   Net realized gains (losses) on
      investments                      3,199,352      (279,830)   11,627,723      151,886   1,329,681      2,748,446     9,634,998
   Net change in unrealized
      appreciation or depreciation
      of investments                 (45,610,590)  (38,002,264)  (37,957,063)  (1,690,526) (8,813,526)   (13,096,174)  (36,910,750)
                                    ------------   -----------   -----------   ----------  ----------    -----------   -----------
Net increase (decrease) in net
   assets resulting from operations  (42,202,352)  (36,888,115)  (26,471,137)  (1,511,314) (7,590,350)   (10,448,145)  (26,455,299)
                                    ------------   -----------   -----------   ----------  ----------    -----------   -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments            8,526,156    11,105,249     5,193,371      715,825   2,418,266      3,472,690     3,436,532
   Policy terminations, withdrawal
      payments and charges           (20,754,083)   (3,661,710)   (7,986,394)    (845,085) (4,053,891)    (1,977,369)   (4,204,832)
                                    ------------   -----------   -----------   ----------  ----------    -----------   -----------
Increase (decrease) in net assets
   from Policy transactions          (12,227,927)    7,443,539    (2,793,023)    (129,260) (1,635,625)     1,495,321      (768,300)
                                    ------------   -----------   -----------   ----------  ----------    -----------   -----------
Increase (decrease) in net assets    (54,430,279)  (29,444,576)  (29,264,160)  (1,640,574) (9,225,975)    (8,952,824)  (27,223,599)
Net assets at the beginning of year  109,069,484    81,664,787    68,590,134    4,351,547  21,351,485     23,223,275    51,146,584
                                    ------------   -----------   -----------   ----------  ----------    -----------   -----------
Net assets at the end of year       $ 54,639,205    52,220,211    39,325,974    2,710,973  12,125,510     14,270,451    23,922,985
                                    ============   ===========   ===========   ==========  ==========    ===========   ===========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                     TEMPLETON      JANUS        JANUS      JANUS ASPEN       MFS          MFS        MFS
                                    GLOBAL ASSET    ASPEN        ASPEN     INTERNATIONAL   INVESTORS     MID CAP      NEW
                                     ALLOCATION    BALANCED      FORTY         GROWTH     GROWTH STOCK    GROWTH   DISCOVERY
                                    ------------  ----------  -----------  -------------  ------------  ---------  ----------
Operations:
   Investment income (loss) - net   $ 1,322,374       45,949     (225,561)      423,167        (6,888)     (4,373)    (43,617)
   Net realized gains (losses) on
      investments                    (2,243,487)      87,627    1,886,899    14,090,206       111,901     (57,064)  1,517,521
   Net change in unrealized
      appreciation or depreciation
      of investments                 (3,132,445)    (590,131) (26,381,671)  (64,343,484)   (1,415,425)   (457,124) (5,566,104)
                                    -----------   ----------  -----------   -----------    ----------   ---------  ----------
Net increase (decrease) in net
   assets resulting from operations  (4,053,558)    (456,555) (24,720,333)  (49,830,111)   (1,310,412)   (518,561) (4,092,200)
                                    -----------   ----------  -----------   -----------    ----------   ---------  ----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           3,042,785    2,117,243    8,599,204    17,586,815     2,636,157     527,113   1,369,211
   Policy terminations, withdrawal
      payments and charges           (3,597,198)  (1,058,124)  (5,633,545)   (7,979,181)     (200,508)   (642,246) (1,620,019)
                                    -----------   ----------  -----------   -----------    ----------   ---------  ----------
Increase (decrease) in net assets
   from Policy transactions            (554,413)   1,059,119    2,965,659     9,607,634     2,435,649    (115,133)   (250,808)
                                    -----------   ----------  -----------   -----------    ----------   ---------  ----------
Increase (decrease) in net assets    (4,607,971)     602,564  (21,754,674)  (40,222,477)    1,125,237    (633,694) (4,343,008)
Net assets at the beginning of year  14,762,105    1,675,018   52,951,802    86,468,506     2,084,395   1,076,880  10,521,889
                                    -----------   ----------  -----------   -----------    ----------   ---------  ----------
Net assets at the end of year       $10,154,134    2,277,582   31,197,128    46,246,029     3,209,632     443,186   6,178,881
                                    ===========   ==========  ===========   ===========    ==========   =========  ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                   OPPENHEIMER                OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT
                                        MFS         CAPITAL     OPPENHEIMER  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW
                                       VALUE      APPRECIATION  HIGH INCOME     GROWTH        INCOME       EQUITY      OPPORTUNITIES
                                    ------------  ------------  -----------  -------------  ----------  ------------   -------------
Operations:
   Investment income (loss) - net   $    108,667      (26,736)      608,215        30,563      10,769       102,116         (1,363)
   Net realized gains (losses) on
      investments                      1,029,888      125,033      (170,448)      725,224    (192,087)    1,123,037        (54,091)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (10,323,433)  (3,136,247)  (10,478,754)   (7,200,527)   (103,791)   (4,806,839)       (67,227)
                                    ------------   ----------   -----------   -----------    --------    ----------       --------
Net increase (decrease) in net
   assets resulting from operations   (9,184,878)  (3,037,950)  (10,040,987)   (6,444,740)   (285,109)   (3,581,686)      (122,681)
                                    ------------   ----------   -----------   -----------    --------    ----------       --------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments           11,861,104    1,569,322     3,450,875     1,648,854     260,561     1,471,814        128,389
   Policy terminations, withdrawal
      payments and charges            (1,437,770)  (2,128,190)     (623,795)   (2,753,582)   (373,135)     (983,246)      (178,783)
                                    ------------   ----------   -----------   -----------    --------    ----------       --------
Increase (decrease) in net assets
   from Policy transactions           10,423,334     (558,868)    2,827,080    (1,104,728)   (112,574)      488,568        (50,394)
                                    ------------   ----------   -----------   -----------    --------    ----------       --------
Increase (decrease) in net assets      1,238,456   (3,596,818)   (7,213,907)   (7,549,468)   (397,683)   (3,093,118)      (173,075)
Net assets at the beginning of year   21,638,011    7,287,086    11,339,685    15,824,313     821,909     7,920,620        347,534
                                    ------------   ----------   -----------   -----------    --------    ----------       --------
Net assets at the end of year       $ 22,876,467    3,690,268     4,125,778     8,274,845     424,226     4,827,502        174,459
                                    ============   ==========   ===========   ===========    ========    ==========       ========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                     PUTNAM VT                  IVY          IVY      IVY FUNDS VIP  IVY FUNDS VIP
                                        NEW      PUTNAM VT   FUNDS VIP    FUNDS VIP   INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                       VALUE      VOYAGER     BALANCED     GROWTH         VALUE          GROWTH         VALUE
                                    -----------  ---------  -----------  -----------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $    37,202     (2,409)    (548,490)    (940,752)        14,335      (417,753)      (160,582)
   Net realized gains (losses) on
      investments                       213,100     (6,684)   1,366,249    2,672,260      5,339,317       635,555        534,822
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,844,756)  (206,576) (33,524,068) (83,417,476)  (101,475,544)  (42,014,812)   (25,798,362)
                                    -----------   --------  -----------  -----------   ------------   -----------    -----------
Net increase (decrease) in net
   assets resulting from operations  (1,594,454)  (215,669) (32,706,309) (81,685,968)   (96,121,892)  (41,797,010)   (25,424,122)
                                    -----------   --------  -----------  -----------   ------------   -----------    -----------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments             484,213     67,494    3,373,127    7,186,398      7,486,232     2,942,852      1,766,177
   Policy terminations, withdrawal
      payments and charges             (733,891)  (124,626) (10,357,814) (10,372,220)    (8,586,712)   (4,842,357)    (4,969,825)
                                    -----------   --------  -----------  -----------   ------------   -----------    -----------
Increase (decrease) in net assets
   from Policy transactions            (249,678)   (57,132)  (6,984,687)  (3,185,822)    (1,100,480)   (1,899,505)    (3,203,648)
                                    -----------   --------  -----------  -----------   ------------   -----------    -----------
Increase (decrease) in net assets    (1,844,132)  (272,801) (39,690,996) (84,871,790)   (97,222,372)  (43,696,515)   (28,627,770)
Net assets at the beginning of year   3,743,102    642,777  156,986,403  224,795,488    227,622,220   107,389,245     76,683,379
                                    -----------   --------  -----------  -----------   ------------   -----------    -----------
Net assets at the end of year       $ 1,898,970    369,976  117,295,407  139,923,698    130,399,848    63,692,730     48,055,609
                                    ===========   ========  ===========  ===========   ============   ===========    ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                    IVY FUNDS VIP   IVY FUNDS       IVY       IVY FUNDS   IVY FUNDS VIP IVY FUNDS VIP
                                      MICRO-CAP     VIP SMALL    FUNDS VIP    VIP ASSET   INTERNATIONAL   SCIENCE &
                                        GROWTH      CAP VALUE   CORE EQUITY    STRATEGY      GROWTH      TECHNOLOGY       TOTAL
                                    -------------  -----------  -----------  -----------  ------------- ------------- -------------
Operations:
   Investment income (loss) - net    $    (81,349)    (178,900)     (34,528)      32,196       (15,211)      (29,968)       393,853
   Net realized gains (losses) on
      investments                         381,495    1,353,131      405,587    4,190,806       419,273         8,303     78,437,520
   Net change in unrealized
      appreciation or depreciation
      of investments                  (10,550,307) (18,392,772)  (4,731,474) (22,319,128)   (3,834,742)   (2,436,422)  (866,697,595)
                                     ------------  -----------   ----------  -----------    ----------    ----------  -------------
Net increase (decrease) in net
   assets resulting from operations   (10,250,161) (17,218,541)  (4,360,415) (18,096,126)   (3,430,680)   (2,458,087)  (787,866,222)
                                     ------------  -----------   ----------  -----------    ----------    ----------  -------------
Policy transactions
   (notes 3 and 6):
   Policy purchase payments             1,290,307    7,304,814      767,950   41,757,424     1,523,088     1,699,623    242,518,443
   Policy terminations, withdrawal
      payments and charges             (1,793,395) (13,374,036)  (1,489,951)  (6,136,823)   (1,140,602)   (1,380,707)  (205,485,691)
                                     ------------  -----------   ----------  -----------    ----------    ----------  -------------
Increase (decrease) in net assets
   from Policy transactions              (503,088)  (6,069,222)    (722,001)  35,620,601       382,486       318,916     37,032,752
                                     ------------  -----------   ----------  -----------    ----------    ----------  -------------
Increase (decrease) in net assets     (10,753,249) (23,287,763)  (5,082,416)  17,524,475    (3,048,194)   (2,139,171)  (750,833,470)
Net assets at the beginning of year    21,799,584   67,865,308   12,837,187   32,071,518     7,785,638     6,754,502  2,199,443,843
                                     ------------  -----------   ----------  -----------    ----------    ----------  -------------
Net assets at the end of year        $ 11,046,335   44,577,545    7,754,771   49,595,993     4,737,444     4,615,331  1,448,610,373
                                     ============  ===========   ==========  ===========    ==========    ==========  =============

See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

(1)  ORGANIZATION

The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of forty-eight segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

Variable Life policy owners allocate their purchase payments to one or more of the forty-eight segregated sub-accounts. Such payments are then invested in shares of the funds or portfolios (as individually listed in the accompanying financial statements) of Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Funds, Inc., Putnam Variable Trust, and Ivy Funds VIP, Inc., (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first-in first-out basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The Advantus Series Fund, Inc. Portfolios and other non-affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

INVESTMENTS

During the year ended December 31, 2009 and 2008, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                       RECEIVING PORTFOLIO                  DATE MERGED
------------------------------------   ----------------------------------   -------------
Waddell & Reed  Growth                 Ivy Funds VIP Growth                 July 31, 2008
Waddell & Reed  International Value    Ivy Funds VIP International Value    July 31, 2008
Waddell & Reed  Balanced               Ivy Funds VIP Balanced               July 31, 2008
Waddell & Reed  Small Cap Growth       Ivy Funds VIP Small Cap Growth       July 31, 2008
Waddell & Reed  Value                  Ivy Funds VIP Value                  July 31, 2008
Waddell & Reed  Micro-Cap Growth       Ivy Funds VIP Micro-Cap Growth       July 31, 2008
Waddell & Reed  Small Cap Value        Ivy Funds VIP Small Cap Value        July 31, 2008
Waddell & Reed  Core Equity            Ivy Funds VIP Core Equity            July 31, 2008
Waddell & Reed  Asset Strategy         Ivy Funds VIP Asset Strategy         July 31, 2008
Waddell & Reed  International Growth   Ivy Funds VIP International Growth   July 31, 2008
Waddell & Reed  Science & Technology   Ivy Funds VIP Science & Technology   July 31, 2008

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A basic sales load of up to 7 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2009 and 2008 amounted to $22,511,174 and $29,961,641, respectively.

An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2009 and 2008 amounted to $1,357,468 and $4,136,345, respectively.

A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2009 and 2008 amounted to $4,164,476 and $4,744,795, respectively.

A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2009 and 2008 amounted to $2,082,302 and $2,315,898, respectively.

A federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2009 and 2008 amounted to $257,148 and $321,205, respectively.

The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums. A premium charge of 6 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per $1,000 of the face amount.

The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75 percent is charged on all non-repeating premiums.

In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed 3 cents per $1,000 dollars of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.02 percent to 1.19 percent of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

The total of cash value charges for the years ended December 31, 2009 and 2008 for each segregated sub-account are as follows:

                                                2009          2008
                                            -----------   -----------
Advantus Bond Class 2                       $ 6,931,549   $ 6,689,264
Advantus Money Market                         1,867,191     1,692,706
Advantus Index 500 Class 2                   10,067,115    10,741,112
Advantus Mortgage Securities Class 2          3,138,991     3,350,115
Advantus International Bond Class 2           1,635,428     1,395,124
Advantus Index 400 Mid-Cap Class 2            3,128,353     3,101,811
Advantus Real Estate Securities Class 2       2,101,832     2,370,887
AIM V.I. Basic Balanced                         361,840       425,642
AIM V.I. Capital Appreciation                    44,961        50,649
AIM V.I. Core Equity                             33,203        29,067
American Century Income and Growth              115,854       132,228
American Century Ultra                        1,905,858     2,138,288
American Century Value                        1,418,165     1,541,121
Credit Suisse Trust Int'l Equity Flex III       147,344       168,441
Fidelity VIP Contrafund                       3,042,648     3,507,601
Fidelity VIP Equity-Income                    4,335,577     4,709,906
Fidelity VIP Mid-Cap                          2,490,417     2,653,040
Franklin Large Cap Growth Securities            199,540       222,726
Franklin Mutual Shares Securities               709,193       849,788
Franklin Small-Mid Cap                          949,220     1,002,012
Templeton Developing Markets Securities       1,922,544     1,987,168
Templeton Global Asset Allocation               623,408       705,558
Janus Aspen Balanced                            162,577       103,531
Janus Aspen Forty                             2,053,760     2,108,719
Janus Aspen International Growth              4,249,536     3,982,964
MFS Investors Growth Stock                      477,033       298,484
MFS Mid Cap Growth                               48,190        60,220
MFS New Discovery                               505,661       526,788
MFS Value                                     1,918,713     1,353,824
Oppenheimer Capital Appreciation                237,451       288,479
Oppenheimer High Income                         612,401       698,544

                                               2009         2008
                                            ----------   ----------
Oppenheimer International Growth            $  480,561   $  527,419
Putnam VT Growth and Income                     31,316       34,812
Putnam VT International Equity                 352,033      399,369
Putnam VT New Opportunities                     14,206       15,817
Putnam VT Equity Income                        151,473      194,591
Putnam VT Voyager                               40,496       26,613
Ivy Funds VIP Balanced                       6,076,890    6,205,904
Ivy Funds VIP Growth                         9,311,775    9,718,045
Ivy Funds VIP International Value            8,253,414    8,543,534
Ivy Funds VIP Small Cap Growth               3,940,247    3,915,929
Ivy Funds VIP Value                          2,762,075    2,896,644
Ivy Funds VIP Micro-Cap Growth                 732,906      788,529
Ivy Funds VIP Small Cap Value                2,869,798    2,865,059
Ivy Funds VIP Core Equity                      411,557      465,744
Ivy Funds VIP Asset Strategy                 2,558,273    1,958,219
Ivy Funds VIP International Growth             276,663      296,869
Ivy Funds VIP Science & Technology             347,830      330,001

(4) FAIR VALUE MEASUREMENTS

The Account has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2009, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5)  INVESTMENT TRANSACTIONS

     The Account's purchases of the Underlying Fund's shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2009:

Advantus Bond Class 2                               $ 7,659,779
Advantus Money Market                                23,293,782
Advantus Index 500 Class 2                            6,569,972
Advantus Mortgage Securities Class 2                  1,679,606
Advantus International Bond Class 2                   3,762,547
Advantus Index 400 Mid-Cap Class 2                    4,655,433
Advantus Real Estate Securities Class 2               4,148,091
AIM V.I. Basic Balanced                                 119,893
AIM V.I. Capital Appreciation                           661,163
AIM V.I. Core Equity                                    108,821
American Century Income and Growth                      503,517
American Century Ultra                                2,217,876
American Century Value                                3,750,242
Credit Suisse Trust International Equity Flex III       423,289
Fidelity VIP Contrafund                               4,631,295
Fidelity VIP Equity-Income                            6,148,345
Fidelity VIP Mid-Cap                                  2,836,556
Franklin Large Cap Growth Securities                    658,452
Franklin Mutual Shares Securities                     1,276,631
Franklin Small Mid Cap                                1,368,168
Templeton Developing Markets Securities               5,118,706
Templeton Global Asset Allocation                     2,279,637
Janus Aspen Balanced                                  2,045,756
Janus Aspen Forty                                     4,283,379
Janus Aspen International Growth                      9,081,379
MFS Investors Growth Stock                            2,504,796
MFS Mid Cap Growth                                      243,999
MFS New Discovery                                     1,557,937
MFS Value                                             8,574,944
Oppenheimer Capital Appreciation                        368,267
Oppenheimer High Income                               4,095,233
Oppenheimer International Growth                      1,563,754
Putnam VT Growth and Income                              93,776
Putnam VT International Equity                        1,256,189
Putnam VT New Opportunities                             104,835
Putnam VT Equity Income                                 366,267
Putnam VT Voyager                                       916,311
Ivy Funds VIP Balanced                                5,380,421
Ivy Funds VIP Growth                                  8,675,911
Ivy Funds VIP International Value                    17,541,883
Ivy Funds VIP Small Cap Growth                        2,828,258
Ivy Funds VIP Value                                   2,737,739
Ivy Funds VIP Micro-Cap Growth                        1,020,279
Ivy Funds VIP Small Cap Value                         3,661,237
Ivy Funds VIP Core Equity                               575,680
Ivy Funds VIP Asset Strategy                         22,174,236
Ivy Funds VIP International Growth                      723,246
Ivy Funds VIP Science & Technology                    2,382,210

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 2009 and 2008 were as follows:

                                                                 SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                                                      ADVANTUS     ADVANTUS      ADVANTUS
                                           ADVANTUS      ADVANTUS      INDEX       MORTGAGE    INTERNATIONAL
                                             BOND         MONEY         500       SECURITIES       BOND
                                            CLASS 2       MARKET      CLASS 2       CLASS 2       CLASS 2
                                          ----------   -----------   ----------   ----------   -------------
Units outstanding at
   December 31, 2007                      31,796,827    15,969,579   42,668,579   16,229,702    12,101,028
      Contract purchase payments           3,007,471     8,292,444    2,919,722      456,704     4,409,535
      Contract terminations, withdrawal
         payments and charges             (2,436,540)   (9,506,763)  (2,775,892)  (2,086,033)   (1,563,401)
                                          ----------   -----------   ----------   ----------    ----------
Units outstanding at
   December 31, 2008                      32,367,758    14,755,260   42,812,409   14,600,373    14,947,162
      Contract purchase payments           2,501,818    10,466,063    1,703,114      497,689     2,113,304
      Contract terminations, withdrawal
         payments and charges             (2,545,697)  (11,086,755)  (4,360,251)  (2,152,287)   (1,666,462)
                                          ----------   -----------   ----------   ----------    ----------
Units outstanding at
   December 31, 2009                      32,323,879    14,134,568   40,155,272   12,945,775    15,394,004
                                          ==========   ===========   ==========   ==========    ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------
                                           ADVANTUS      ADVANTUS
                                           INDEX 400   REAL ESTATE   AIM V.I.     AIM V.I.     AIM V.I.
                                            MID-CAP     SECURITIES    BASIC        CAPITAL       CORE
                                            CLASS 2      CLASS 2     BALANCED   APPRECIATION    EQUITY
                                          ----------   -----------   --------   ------------   --------
Units outstanding at
   December 31, 2007                      24,458,556   15,911,144     657,549    3,533,837      329,800
      Contract purchase payments           3,982,945    2,146,447     188,804      684,947      180,976
      Contract terminations, withdrawal
         payments and charges             (1,632,538)  (1,516,958)   (145,338)    (457,585)    (110,531)
                                          ----------   ----------    --------    ---------     --------
Units outstanding at
   December 31, 2008                      26,808,963   16,540,633     701,015    3,761,199      400,245
      Contract purchase payments           3,091,606    2,844,559      94,990      646,651       87,136
      Contract terminations, withdrawal
         payments and charges             (2,347,717)  (2,098,411)   (185,800)    (570,027)     (91,870)
                                          ----------   ----------    --------    ---------     --------
Units outstanding at
   December 31, 2009                      27,552,852   17,286,781     610,205    3,837,823      395,511
                                          ==========   ==========    ========    =========     ========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                           AMERICAN                               CREDIT SUISSE
                                            CENTURY     AMERICAN     AMERICAN         TRUST
                                            INCOME      CENTURY      CENTURY      INTERNATIONAL    FIDELITY VIP
                                          AND GROWTH     ULTRA        VALUE      EQUITY FLEX III    CONTRAFUND
                                          ----------   ----------   ----------   ---------------   ------------
Units outstanding at
   December 31, 2007                      1,489,237    20,997,043   10,812,848       6,531,208       66,784,940
      Contract purchase payments            710,307     3,236,016    2,974,886       1,744,347        7,560,148
      Contract terminations, withdrawal
         payments and charges              (746,774)   (1,627,467)  (1,034,472)     (2,672,704)     (15,673,406)
                                          ---------    ----------   ----------      ----------      -----------
Units outstanding at
   December 31, 2008                      1,452,770    22,605,592   12,753,262       5,602,851       58,671,682
      Contract purchase payments            411,303     2,349,303    2,455,324         862,212        3,934,913
      Contract terminations, withdrawal
         payments and charges              (576,005)   (2,153,265)  (1,235,555)     (1,440,501)      (7,425,759)
                                          ---------    ----------   ----------      ----------      -----------
Units outstanding at
   December 31, 2009                      1,288,068    22,801,630   13,973,031       5,024,562       55,180,836
                                          =========    ==========   ==========      ==========      ===========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------
                                                                          FRANKLIN
                                                                         LARGE CAP       FRANKLIN
                                          FIDELITY VIP    FIDELITY VIP     GROWTH      MUTUAL SHARES     FRANKLIN
                                          EQUITY-INCOME     MID-CAP      SECURITIES     SECURITIES     SMALL MID CAP
                                          -------------   ------------   ----------   --------------   -------------
Units outstanding at
   December 31, 2007                        51,583,267     24,330,092    2,853,242      11,833,296     24,522,573
      Contract purchase payments             9,262,154      2,195,441      561,930       1,622,161      4,444,516
      Contract terminations, withdrawal
         payments and charges               (2,878,383)    (3,311,867)    (686,391)     (2,716,620)    (2,622,725)
                                            ----------     ----------    ---------      ----------     ----------
Units outstanding at
   December 31, 2008                        57,967,038     23,213,666    2,728,781      10,738,837     26,344,364
      Contract purchase payments             5,747,744      1,292,546      593,602         917,134      2,293,841
      Contract terminations, withdrawal
         payments and charges               (5,545,802)    (3,333,278)    (601,878)     (2,331,707)    (2,508,163)
                                            ----------     ----------    ---------      ----------     ----------
Units outstanding at
   December 31, 2009                        58,168,980     21,172,934    2,720,505       9,324,264     26,130,042
                                            ==========     ==========    =========      ==========     ==========

                                                                 SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------
                                           TEMPLETON
                                          DEVELOPING    TEMPLETON       JANUS       JANUS       JANUS ASPEN
                                            MARKETS    GLOBAL ASSET     ASPEN       ASPEN      INTERNATIONAL
                                          SECURITIES    ALLOCATION     BALANCED     FORTY          GROWTH
                                          ----------   ------------   ---------   ----------   -------------
Units outstanding at
   December 31, 2007                      16,238,270    8,385,378     1,094,227   42,448,286    47,836,942
      Contract purchase payments           1,632,649    1,889,127     1,453,838    8,113,458    12,862,165
      Contract terminations, withdrawal
         payments and charges             (1,723,026)  (2,533,188)     (766,661)  (5,429,441)   (6,873,930)
                                          ----------   ----------     ---------   ----------    ----------
Units outstanding at
   December 31, 2008                      16,147,893    7,741,317     1,781,404   45,132,303    53,825,177
      Contract purchase payments           2,051,480      867,155     1,329,337    5,388,977     6,438,482
      Contract terminations, withdrawal
         payments and charges             (2,006,092)  (1,209,292)     (360,339)  (4,903,917)   (5,557,702)
                                          ----------   ----------     ---------   ----------    ----------
Units outstanding at
   December 31, 2009                      16,193,281    7,399,180     2,750,402   45,617,363    54,705,957
                                          ==========   ==========     =========   ==========    ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                               MFS         MFS         MFS                     OPPENHEIMER
                                            INVESTORS    MID CAP       NEW           MFS         CAPITAL
                                          GROWTH STOCK    GROWTH    DISCOVERY       VALUE     APPRECIATION
                                          ------------   --------   ----------   ----------   ------------
Units outstanding at
   December 31, 2007                        1,360,652     650,165    6,499,126   11,310,878     4,375,649
      Contract purchase payments            2,144,710     393,414    1,062,031    7,499,677     1,290,361
      Contract terminations, withdrawal
         payments and charges                (164,024)   (488,039)  (1,219,215)    (941,523)   (1,567,658)
                                            ---------    --------   ----------   ----------    ----------
Units outstanding at
   December 31, 2008                        3,341,338     555,540    6,341,942   17,869,032     4,098,352
      Contract purchase payments            2,234,463     277,205    1,327,791    6,380,149       363,906
      Contract terminations, withdrawal
         payments and charges                (467,359)   (209,653)  (1,221,040)  (1,680,119)   (1,045,510)
                                            ---------    --------   ----------   ----------    ----------
Units outstanding at
   December 31, 2009                        5,108,442     623,092    6,448,693   22,569,062     3,416,748
                                            =========    ========   ==========   ==========    ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                                         OPPENHEIMER     PUTNAM VT      PUTNAM VT       PUTNAM VT
                                          OPPENHEIMER   INTERNATIONAL   GROWTH AND   INTERNATIONAL        NEW
                                          HIGH INCOME      GROWTH         INCOME         EQUITY      OPPORTUNITIES
                                          -----------   -------------   ----------   -------------   -------------
Units outstanding at
   December 31, 2007                       8,612,276      5,535,016       531,439      3,508,829        205,313
      Contract purchase payments           6,642,055        760,503       240,256        850,431        110,188
      Contract terminations, withdrawal
         payments and charges               (549,858)    (1,185,667)     (322,004)      (524,556)      (146,401)
                                          ----------     ----------      --------     ----------       --------
Units outstanding at
   December 31, 2008                      14,704,473      5,109,852       449,691      3,834,704        169,100
      Contract purchase payments          14,190,717        770,756        85,841      1,067,019         98,500
      Contract terminations, withdrawal
         payments and charges             (2,290,716)      (920,256)     (109,714)    (1,037,385)       (83,642)
                                          ----------     ----------      --------     ----------       --------
Units outstanding at
   December 31, 2009                      26,604,474      4,960,352       425,818      3,864,338        183,958
                                          ==========     ==========      ========     ==========       ========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                          PUTNAM VT                                               IVY FUNDS VIP
                                            EQUITY    PUTNAM VT   IVY FUNDS VIP   IVY FUNDS VIP   INTERNATIONAL
                                            INCOME     VOYAGER      BALANCED        GROWTH            VALUE
                                          ---------   ---------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                      2,180,598    449,180     32,066,074      48,713,027      44,194,320
      Contract purchase payments            370,564     63,434        773,112       1,870,278       1,967,341
      Contract terminations, withdrawal
         payments and charges              (538,565)   (99,961)    (2,360,781)     (2,764,179)     (2,092,868)
                                          ---------   --------     ----------      ----------      ----------
Units outstanding at
   December 31, 2008                      2,012,597    412,653     30,478,405      47,819,126      44,068,793
      Contract purchase payments            283,964    742,139        629,826       1,329,033       1,407,033
      Contract terminations, withdrawal
         payments and charges              (421,699)  (282,573)    (3,163,281)     (3,963,943)     (3,649,611)
                                          ---------   --------     ----------      ----------      ----------
Units outstanding at
   December 31, 2009                      1,874,862    872,219     27,944,950      45,184,216      41,826,215
                                          =========   ========     ==========      ==========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP
                                            SMALL CAP     IVY FUNDS VIP     MICRO-CAP       SMALL CAP     IVY FUNDS VIP
                                             GROWTH           VALUE           GROWTH          VALUE        CORE EQUITY
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       35,978,086      27,161,314       9,175,500       35,656,467      9,900,066
      Contract purchase payments            1,315,942         769,062         771,536        4,365,081        705,169
      Contract terminations, withdrawal
         payments and charges              (2,035,224)     (2,083,958)       (954,878)      (8,155,968)    (1,390,924)
                                           ----------      ----------      ----------       ----------     ----------
Units outstanding at
   December 31, 2008                       35,258,804      25,846,418       8,992,158       31,865,580      9,214,311
      Contract purchase payments            1,366,500         951,586         754,050        2,602,699        587,440
      Contract terminations, withdrawal
         payments and charges              (3,276,310)     (2,808,091)     (1,241,843)      (3,790,604)    (1,604,786)
                                           ----------      ----------      ----------       ----------     ----------
Units outstanding at
   December 31, 2009                       33,348,994      23,989,913       8,504,365       30,677,675      8,196,965
                                           ==========      ==========      ==========       ==========     ==========

                                                     SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                              ASSET       INTERNATIONAL     SCIENCE &
                                            STRATEGY         GROWTH         TECHNOLOGY
                                          -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       12,666,181       3,607,833       3,419,740
      Contract purchase payments           17,001,755         859,685       1,001,789
      Contract terminations, withdrawal
         payments and charges              (3,139,668)       (653,917)       (869,261)
                                           ----------       ---------      ----------
Units outstanding at
   December 31, 2008                       26,528,268       3,813,601       3,552,268
      Contract purchase payments            7,966,784         511,172       1,377,883
      Contract terminations, withdrawal
         payments and charges              (3,328,080)       (871,525)     (1,061,866)
                                           ----------       ---------      ----------
Units outstanding at
   December 31, 2009                       31,166,972       3,453,248       3,868,285
                                           ==========       =========      ==========

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, ratios, and total return for variable life policies for the years ended December 31, 2009, 2008, 2007, 2006, and 2005 is as follows:

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                    -------------------------------------   ------------------------------------
                                                       UNITS      UNIT FAIR                  INVESTMENT     EXPENSE      TOTAL
                                                    OUTSTANDING     VALUE     NET ASSETS    INCOME RATIO*    RATIO**   RETURN***
                                                    -----------   ---------   -----------   -------------   --------   ---------
Advantus Bond Class 2
   2009                                              32,323,879        3.37   108,840,136       0.00%         0.50%      14.99%
   2008                                              32,367,758        2.93    94,779,664       0.00%         0.50%     -13.95%
   2007                                              31,796,827        3.40   108,203,974       0.00%         0.50%       1.78%
   2006                                              28,432,771        3.34    95,062,125       0.00%         0.50%       4.13%
   2005                                              25,909,385        3.21    83,185,660       0.00%         0.50%       1.93%
Advantus Money Market
   2009                                              14,134,568        2.22    31,354,281       0.27%         0.50%      -0.23%
   2008                                              14,755,260        2.22    32,806,975       2.07%         0.50%       1.55%
   2007                                              15,969,579        2.19    34,966,066       4.51%         0.50%       4.11%
   2006                                              17,389,047        2.10    36,580,360       4.34%         0.50%       3.87%
   2005                                               9,539,031        2.03    19,320,180       2.43%         0.50%       1.94%
Advantus Index 500 Class 2
   2009                                              40,155,272        4.88   195,842,194       0.00%         0.50%      25.24%
   2008                                              42,812,409        3.89   166,719,533       0.00%         0.50%     -37.52%
   2007                                              42,668,579        6.23   265,942,080       0.00%         0.50%       4.50%
   2006                                              45,615,886        5.96   272,075,179       0.00%         0.50%      14.66%
   2005                                              53,143,853        5.20   276,449,024       0.00%         0.50%       3.91%
Advantus Mortgage Securities Class 2
   2009                                              12,945,775        3.63    46,974,800       0.00%         0.50%       7.51%
   2008                                              14,600,373        3.38    49,276,902       0.00%         0.50%     -13.40%
   2007                                              16,229,702        3.90    63,252,960       0.00%         0.50%       2.68%
   2006                                              16,203,109        3.80    61,503,778       0.00%         0.50%       4.82%
   2005                                              15,720,658        3.62    56,928,064       0.00%         0.50%       2.37%
Advantus International Bond Class 2
   2009                                              15,394,004        1.95    30,038,590       0.00%         0.50%      16.97%
   2008                                              14,947,162        1.67    24,935,350       0.00%         0.50%       3.70%
   2007                                              12,101,028        1.61    19,465,936       0.00%         0.50%       8.88%
   2006                                               9,079,844        1.48    13,414,245       0.00%         0.50%       3.47%
   2005                                               8,436,580        1.43    12,045,852       0.00%         0.50%      -9.36%
Advantus Index 400 Mid-Cap Class 2
   2009                                              27,552,852        2.01    55,384,180       0.00%         0.50%      35.75%
   2008                                              26,808,963        1.48    39,696,448       0.00%         0.50%     -36.86%
   2007                                              24,458,556        2.35    57,356,157       0.00%         0.50%       6.90%
   2006                                              22,048,746        2.19    48,365,918       0.00%         0.50%       9.24%
   2005                                              20,067,079        2.01    40,297,391       0.00%         0.50%      11.40%
Advantus Real Estate Securities Class 2
   2009                                              17,286,781        2.18    37,697,184       0.00%         0.50%      23.97%
   2008                                              16,540,633        1.76    29,096,009       0.00%         0.50%     -36.59%
   2007                                              15,911,144        2.77    44,140,450       0.00%         0.50%     -16.18%
   2006                                              15,684,940        3.31    51,913,767       0.00%         0.50%      29.98%
   2005                                              14,133,421        2.55    35,987,736       0.00%         0.50%      10.53%
AIM V.I. Basic Balanced
   2009                                                 610,205        1.14       696,761       5.04%         0.50%      32.88%
   2008                                                 701,015        0.86       602,395       4.75%         0.50%     -38.76%
   2007                                                 657,549        1.40       922,708       2.90%         0.50%       1.43%
   2006                                                 608,034        1.38       841,198       1.83%         0.50%       9.71%
   2005                                                 573,559        1.26       723,260       1.79%         0.50%       4.48%
AIM V.I. Capital Appreciation
   2009                                               3,837,823        1.20     4,606,567       0.29%         0.50%      20.12%
   2008                                               3,761,199        1.00     3,758,553       0.00%         0.50%     -42.91%
   2007                                               3,533,837        1.75     6,185,840       0.00%         0.50%      11.17%
   2006                                               2,664,802        1.57     4,195,865       0.00%         0.50%       8.46%
   2005                                               1,950,279        1.45     2,831,227       0.00%         0.50%       5.00%
AIM V.I. Core Equity
   2009                                                 395,511        1.41       559,388       1.62%         0.50%      27.34%
   2008                                                 400,245        1.11       444,529       2.24%         0.50%     -30.67%
   2007                                                 329,800        1.60       528,323       0.84%         0.50%       7.34%
   2006                                                 348,737        1.49       520,464       1.26%         0.50%      14.40%
   2005                                                 350,904        1.30       457,761       0.50%         0.50%       4.84%

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                    -------------------------------------   ------------------------------------
                                                       UNITS      UNIT FAIR                  INVESTMENT     EXPENSE      TOTAL
                                                    OUTSTANDING     VALUE     NET ASSETS    INCOME RATIO*    RATIO**   RETURN***
                                                    -----------   ---------   -----------   -------------   --------   ---------
American Century Income and Growth
   2009                                               1,288,068        1.27     1,635,378       4.41%         0.50%      17.19%
   2008                                               1,452,770        1.08     1,573,967       1.73%         0.50%     -35.06%
   2007                                               1,489,237        1.67     2,484,339       1.56%         0.50%      -0.93%
   2006                                               1,321,990        1.68     2,226,085       1.65%         0.50%      16.23%
   2005                                               2,009,848        1.45     2,911,754       1.28%         0.50%       4.00%
American Century Ultra
   2009                                              22,801,630        1.19    27,128,810       0.17%         0.50%      33.85%
   2008                                              22,605,592        0.89    20,093,759       0.00%         0.50%     -41.94%
   2007                                              20,997,043        1.53    32,145,200       0.00%         0.50%      20.24%
   2006                                              19,606,027        1.27    24,963,975       0.00%         0.50%      -3.87%
   2005                                              13,907,243        1.32    18,420,475       0.00%         0.50%       1.47%
American Century Value
   2009                                              13,973,031        1.43    19,968,274       5.19%         0.50%      19.13%
   2008                                              12,753,262        1.20    15,299,139       2.17%         0.50%     -27.17%
   2007                                              10,812,848        1.65    17,810,209       1.32%         0.50%      -5.78%
   2006                                               8,392,412        1.75    14,672,045       0.94%         0.50%      17.87%
   2005                                               4,516,883        1.48     6,699,241       0.56%         0.50%       4.33%
Credit Suisse Trust International Equity Flex III
   2009                                               5,024,562        0.53     2,645,754       2.45%         0.50%      31.31%
   2008                                               5,602,851        0.40     2,248,067       1.69%         0.50%     -47.02%
   2007                                               6,531,208        0.76     4,946,201       0.00%         0.50%      -4.44%
   2006                                               5,757,422        0.79     4,562,712       0.00%         0.50%      12.64%
   2005                                               3,424,696        0.70     2,409,453       0.00%         0.50%      15.57%
Fidelity VIP Contrafund
   2009                                              55,180,836        1.26    69,267,582       1.18%         0.50%      34.79%
   2008                                              58,671,682        0.93    54,639,205       0.75%         0.50%     -42.98%
   2007                                              66,784,940        1.63   109,069,484       0.80%         0.50%      16.71%
   2006                                              59,047,241        1.40    82,622,650       1.01%         0.50%      10.88%
   2005                                              43,361,895        1.26    54,721,981       0.11%         0.50%      16.07%
Fidelity VIP Equity-Income
   2009                                              58,168,980        1.16    67,722,578       2.13%         0.50%      29.24%
   2008                                              57,967,038        0.90    52,220,211       2.51%         0.50%     -43.10%
   2007                                              51,583,267        1.58    81,664,787       1.76%         0.50%       0.76%
   2006                                              44,899,461        1.57    70,543,793       3.50%         0.50%      19.33%
   2005                                              38,249,023        1.32    50,359,404       1.29%         0.50%       5.05%
Fidelity VIP Mid-Cap
   2009                                              21,172,934        2.36    49,877,286       0.46%         0.50%      39.05%
   2008                                              23,213,666        1.69    39,325,974       0.25%         0.50%     -39.91%
   2007                                              24,330,092        2.82    68,590,134       0.60%         0.50%      14.76%
   2006                                              23,148,365        2.46    56,865,294       0.15%         0.50%      11.84%
   2005                                              20,125,801        2.20    44,204,439       0.00%         0.50%      17.43%
Franklin Large Cap Growth Securities
   2009                                               2,720,505        1.28     3,488,832       1.37%         0.50%      29.09%
   2008                                               2,728,781        0.99     2,710,973       1.25%         0.50%     -34.86%
   2007                                               2,853,242        1.53     4,351,547       0.75%         0.50%       5.70%
   2006                                               2,703,202        1.44     3,900,482       0.74%         0.50%      10.35%
   2005                                               2,708,071        1.31     3,541,189       0.59%         0.50%       0.56%
Franklin Mutual Shares Securities
   2009                                               9,324,264        1.42    13,204,530       1.91%         0.50%      25.42%
   2008                                              10,738,837        1.13    12,125,510      -0.12%         0.50%     -37.42%
   2007                                              11,833,296        1.80    21,351,485       1.44%         0.50%       2.96%
   2006                                              10,707,711        1.75    18,765,092       2.01%         0.50%      17.79%
   2005                                               6,152,504        1.49     9,153,621       1.18%         0.50%      10.00%
Franklin Small Mid Cap
   2009                                              26,130,042        0.77    20,220,686       0.00%         0.50%      42.86%
   2008                                              26,344,364        0.54    14,270,451       0.00%         0.50%     -42.78%
   2007                                              24,522,573        0.95    23,223,275       0.00%         0.50%      10.68%
   2006                                              24,364,019        0.86    20,846,047       0.00%         0.50%       8.15%
   2005                                              23,891,397        0.79    18,900,749       0.00%         0.50%       4.26%

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                    -------------------------------------   ------------------------------------
                                                       UNITS      UNIT FAIR                  INVESTMENT     EXPENSE      TOTAL
                                                    OUTSTANDING     VALUE     NET ASSETS    INCOME RATIO*    RATIO**   RETURN***
                                                    -----------   ---------   -----------   -------------   --------   ---------
Templeton Developing Markets Securities
   2009                                              16,193,281        2.55    41,198,559       4.09%         0.50%      71.73%
   2008                                              16,147,893        1.48    23,922,985       2.68%         0.50%     -52.94%
   2007                                              16,238,270        3.15    51,146,584       2.22%         0.50%      28.14%
   2006                                              15,409,147        2.46    37,876,666       1.10%         0.50%      27.45%
   2005                                              12,862,688        1.93    24,807,155       1.29%         0.50%      26.79%
Templeton Global Asset Allocation
   2009                                               7,399,180        1.59    11,763,122       9.34%         0.50%      21.20%
   2008                                               7,741,317        1.31    10,154,134      10.29%         0.50%     -25.47%
   2007                                               8,385,378        1.76    14,762,105      17.34%         0.50%       9.41%
   2006                                               8,133,340        1.61    13,081,112       7.03%         0.50%      20.51%
   2005                                               7,102,095        1.33     9,478,602       3.70%         0.50%       3.04%
Janus Aspen Balanced
   2009                                               2,750,402        1.59     4,394,002       2.91%         0.50%      24.96%
   2008                                               1,781,404        1.28     2,277,582       2.59%         0.50%     -16.48%
   2007                                               1,094,227        1.53     1,675,018       2.32%         0.50%       9.73%
   2006                                                 903,677        1.39     1,260,624       2.16%         0.50%       9.87%
   2005                                                 592,147        1.27       751,868       2.34%         0.50%       7.12%
Janus Aspen Forty
   2009                                              45,617,363        1.00    45,812,468       0.01%         0.50%      45.29%
   2008                                              45,132,303        0.69    31,197,128       0.01%         0.50%     -44.59%
   2007                                              42,448,286        1.25    52,951,802       0.18%         0.50%      35.95%
   2006                                              41,234,371        0.92    37,834,481       0.15%         0.50%       8.57%
   2005                                              38,381,384        0.85    32,435,788       0.01%         0.50%      12.00%
Janus Aspen International Growth
   2009                                              54,705,957        1.53    83,748,771       0.41%         0.50%      78.18%
   2008                                              53,825,177        0.86    46,246,029       1.09%         0.50%     -52.47%
   2007                                              47,836,942        1.81    86,468,506       0.45%         0.50%      27.38%
   2006                                              43,834,766        1.42    62,203,774       1.94%         0.50%      45.90%
   2005                                              34,125,893        0.97    33,191,331       1.13%         0.50%      31.28%
MFS Investors Growth Stock
   2009                                               5,108,442        1.33     6,791,445       0.38%         0.50%      38.40%
   2008                                               3,341,338        0.96     3,209,632       0.25%         0.50%     -37.30%
   2007                                               1,360,652        1.53     2,084,395       0.06%         0.50%      10.47%
   2006                                                 637,951        1.39       884,683       0.00%         0.50%       6.77%
   2005                                                 598,552        1.30       777,411       0.13%         0.50%       3.71%
MFS Mid Cap Growth
   2009                                                 623,092        1.12       698,619       0.00%         0.50%      40.54%
   2008                                                 555,540        0.80       443,186       0.00%         0.50%     -51.84%
   2007                                                 650,165        1.66     1,076,880       0.00%         0.50%       8.96%
   2006                                                 568,085        1.52       863,553       0.00%         0.50%       1.79%
   2005                                                 536,410        1.49       801,077       0.00%         0.50%       2.35%
MFS New Discovery
   2009                                               6,448,693        1.58    10,185,023       0.00%         0.50%      62.11%
   2008                                               6,341,942        0.97     6,178,881       0.00%         0.50%     -39.82%
   2007                                               6,499,126        1.62    10,521,889       0.00%         0.50%       1.74%
   2006                                               6,366,556        1.59    10,131,253       0.00%         0.50%      12.30%
   2005                                               5,076,252        1.42     7,189,605       0.00%         0.50%       4.51%
MFS Value
   2009                                              22,569,062        1.56    35,203,968       1.18%         0.50%      21.84%
   2008                                              17,869,032        1.28    22,876,467       0.98%         0.50%     -33.08%
   2007                                              11,310,878        1.91    21,638,011       0.79%         0.50%       7.05%
   2006                                               8,571,026        1.79    15,316,170       1.54%         0.50%      19.91%
   2005                                               6,266,603        1.49     9,339,190       2.64%         0.50%       5.94%
Oppenheimer Capital Appreciation
   2009                                               3,416,748        1.29     4,412,774       0.01%         0.50%      43.43%
   2008                                               4,098,352        0.90     3,690,268       0.00%         0.50%     -45.93%
   2007                                               4,375,649        1.67     7,287,086       0.01%         0.50%      13.29%
   2006                                               3,503,343        1.47     5,150,040       0.16%         0.50%       7.15%
   2005                                               2,384,052        1.37     3,270,918       0.79%         0.50%       4.34%

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                    -------------------------------------   ------------------------------------
                                                       UNITS      UNIT FAIR                  INVESTMENT     EXPENSE      TOTAL
                                                    OUTSTANDING     VALUE     NET ASSETS    INCOME RATIO*    RATIO**   RETURN***
                                                    -----------   ---------   -----------   -------------   --------   ---------
Oppenheimer High Income
   2009                                              26,604,474        0.35     9,356,726       0.00%         0.50%      25.32%
   2008                                              14,704,473        0.28     4,125,778       6.85%         0.50%     -78.68%
   2007                                               8,612,276        1.32    11,339,685       6.36%         0.50%      -0.97%
   2006                                               6,502,420        1.33     8,645,366       6.24%         0.50%       8.68%
   2005                                               4,379,496        1.22     5,357,653       5.48%         0.50%       1.50%
Oppenheimer International Growth
   2009                                               4,960,352        2.24    11,114,404       1.15%         0.50%      38.36%
   2008                                               5,109,852        1.62     8,274,845       0.76%         0.50%     -43.36%
   2007                                               5,535,016        2.86    15,824,313       0.60%         0.50%      12.43%
   2006                                               4,049,635        2.54    10,297,708       0.29%         0.50%      28.61%
   2005                                               2,465,508        1.98     4,874,886       0.60%         0.50%      14.38%
Putnam VT Growth and Income
   2009                                                 425,818        1.22       518,863       2.65%         0.50%      29.16%
   2008                                                 449,691        0.94       424,226       2.28%         0.50%     -39.00%
   2007                                                 531,439        1.55       821,909       1.27%         0.50%      -6.51%
   2006                                                 501,359        1.65       829,378       1.39%         0.50%      15.33%
   2005                                                 390,996        1.43       560,815       1.42%         0.50%       4.71%

Putnam VT International Equity
   2009                                               3,864,338        1.56     6,032,981       0.00%         0.50%      24.01%
   2008                                               3,834,703        1.26     4,827,502       2.08%         0.50%     -44.23%
   2007                                               3,508,829        2.26     7,920,620       2.70%         0.50%       7.82%
   2006                                               3,345,884        2.09     7,004,707       0.58%         0.50%      27.08%
   2005                                               2,749,598        1.65     4,529,594       1.38%         0.50%      11.64%
Putnam VT New Opportunities
   2009                                                 183,958        1.36       249,528       0.36%         0.50%      31.48%
   2008                                                 169,101        1.03       174,459       0.00%         0.50%     -39.05%
   2007                                                 205,313        1.69       347,534       0.00%         0.50%       5.21%
   2006                                                 190,791        1.61       306,966       0.00%         0.50%       8.02%
   2005                                                 134,616        1.49       200,508       0.08%         0.50%       9.46%
Putnam VT Equity Income
   2009                                               1,874,862        1.21     2,275,723       3.74%         0.50%      28.55%
   2008                                               2,012,597        0.94     1,898,970       1.87%         0.50%     -45.03%
   2007                                               2,180,598        1.72     3,743,102       1.18%         0.50%      -5.37%
   2006                                               2,613,009        1.81     4,739,433       0.76%         0.50%      15.44%
   2005                                               1,175,629        1.57     1,847,207       0.96%         0.50%       5.37%
Putnam VT Voyager
   2009                                                 872,219        1.46     1,275,306       0.51%         0.50%      63.08%
   2008                                                 412,653        0.90       369,976       0.00%         0.50%     -37.35%
   2007                                                 449,180        1.43       642,777       0.00%         0.50%       4.99%
   2006                                                 447,539        1.36       609,983       0.29%         0.50%       4.91%
   2005                                               3,187,770        1.30     4,141,618       0.63%         0.50%       5.17%
Ivy Funds VIP Balanced
   2009                                              27,944,950        4.34   121,161,457       2.04%         0.50%      12.66%
   2008                                              30,478,405        3.85   117,295,407       0.11%         0.50%     -21.39%
   2007                                              32,066,074        4.90   156,986,403       1.36%         0.50%      13.10%
   2006                                              35,143,905        4.33   152,131,716       1.39%         0.50%      10.66%
   2005                                              37,633,107        3.91   147,218,359       1.26%         0.50%       4.49%
Ivy Funds VIP Growth
   2009                                              45,184,216        3.70   167,170,928       0.38%         0.50%      26.44%
   2008                                              47,819,126        2.93   139,923,698       0.00%         0.50%     -36.59%
   2007                                              48,713,027        4.61   224,795,488       0.00%         0.50%      25.18%
   2006                                              50,262,653        3.69   185,288,302       0.00%         0.50%       4.51%
   2005                                              51,995,030        3.53   183,394,925       0.00%         0.50%      10.68%
Ivy Funds VIP International Value
   2009                                              41,826,215        4.03   168,669,429       3.57%         0.50%      36.28%
   2008                                              44,068,793        2.96   130,399,848       0.51%         0.50%     -42.55%
   2007                                              44,194,320        5.15   227,622,220       1.61%         0.50%       9.33%
   2006                                              45,220,859        4.71   213,037,472       2.46%         0.50%      28.97%
   2005                                              45,752,697        3.65   167,126,806       2.12%         0.50%      10.61%

                                                                 AT DECEMBER 31                FOR THE YEARS ENDED DECEMBER 31
                                                    -------------------------------------   ------------------------------------
                                                       UNITS      UNIT FAIR                  INVESTMENT     EXPENSE      TOTAL
                                                    OUTSTANDING     VALUE     NET ASSETS    INCOME RATIO*    RATIO**   RETURN***
                                                    -----------   ---------   -----------   -------------   --------   ---------
Ivy Funds VIP Small Cap Growth
   2009                                              33,348,994        2.42    80,755,788       0.42%         0.50%      34.05%
   2008                                              35,258,804        1.81    63,692,730       0.00%         0.50%     -39.48%
   2007                                              35,978,086        2.98   107,389,245       0.00%         0.50%      12.95%
   2006                                              37,532,467        2.64    99,187,173       0.00%         0.50%       4.53%
   2005                                              39,073,942        2.53    98,784,705       0.00%         0.50%      12.32%
Ivy Funds VIP Value
   2009                                              23,989,913        2.34    56,205,278       2.07%         0.50%      26.01%
   2008                                              25,846,418        1.86    48,055,609       0.25%         0.50%     -34.15%
   2007                                              27,161,314        2.82    76,683,379       0.93%         0.50%       1.39%
   2006                                              28,777,817        2.78    80,137,009       1.75%         0.50%      16.30%
   2005                                              30,472,253        2.39    72,963,017       1.43%         0.50%       3.90%
Ivy Funds VIP Micro-Cap Growth
   2009                                               8,504,365        1.73    14,686,904       0.00%         0.50%      40.58%
   2008                                               8,992,158        1.23    11,046,335       0.00%         0.50%     -48.30%
   2007                                               9,175,500        2.38    21,799,584       0.00%         0.50%       5.95%
   2006                                               9,702,142        2.24    21,755,494       0.00%         0.50%      11.71%
   2005                                              10,381,978        2.01    20,840,469       0.00%         0.50%      20.27%
Ivy Funds VIP Small Cap Value
   2009                                              30,677,675        1.80    55,148,073       0.00%         0.50%      28.50%
   2008                                              31,865,580        1.40    44,577,545       0.19%         0.50%     -26.50%
   2007                                              35,656,467        1.90    67,865,308       0.01%         0.50%      -4.61%
   2006                                              31,780,322        2.00    63,411,299       5.69%         0.50%      16.26%
   2005                                              25,979,951        1.72    44,586,329       0.00%         0.50%       3.63%
Ivy Funds VIP Core Equity
   2009                                               8,196,965        1.04     8,513,068       1.02%         0.50%      23.40%
   2008                                               9,214,311        0.84     7,754,771       0.18%         0.50%     -35.10%
   2007                                               9,900,066        1.30    12,837,187       0.61%         0.50%      13.46%
   2006                                              11,210,463        1.14    12,812,360       0.91%         0.50%      16.40%
   2005                                              10,880,149        0.98    10,682,437       0.34%         0.50%       8.46%
Ivy Funds VIP Asset Strategy
   2009                                              31,166,972        2.33    72,498,327       0.36%         0.50%      24.42%
   2008                                              26,528,268        1.87    49,595,993       0.57%         0.50%     -26.17%
   2007                                              12,666,181        2.53    32,071,518       0.84%         0.50%      43.39%
   2006                                               7,348,909        1.77    12,976,999       3.38%         0.50%      19.55%
   2005                                               2,755,019        1.48     4,069,336       1.71%         0.50%      23.66%
Ivy Funds VIP International Growth
   2009                                               3,453,248        1.57     5,416,221       1.59%         0.50%      26.26%
   2008                                               3,813,601        1.24     4,737,444       0.26%         0.50%     -42.44%
   2007                                               3,607,833        2.16     7,785,638       0.67%         0.50%      20.69%
   2006                                               2,824,272        1.79     5,050,029       0.71%         0.50%      20.38%
   2005                                               1,905,353        1.49     2,830,021       3.23%         0.50%      15.89%
Ivy Funds VIP Science & Technology
   2009                                               3,868,285        1.86     7,193,241       0.00%         0.50%      43.12%
   2008                                               3,552,268        1.30     4,615,331       0.00%         0.50%     -34.22%
   2007                                               3,419,740        1.98     6,754,502       0.00%         0.50%      23.74%
   2006                                               2,467,433        1.60     3,938,441       0.00%         0.50%       7.34%
   2005                                               1,809,803        1.49     2,691,320       0.00%         0.50%      16.66%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changed in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2009, 2008 AND 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in note 4 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investment securities due to the adoption of Financial Accounting Standards Board (FASB) Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," (included in FASB ASC Topic 320, "Investments-Debt and Equity Securities"), as of January 1, 2009.

/s/ KPMG

March 8, 2010

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008
                                 (In thousands)

                                                                                         2009           2008
                                                                                     -----------    -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $7,886,327 and $6,476,721)   $ 7,965,268    $ 5,848,958
   Equity securities, at fair value (cost $242,238 and $348,897)                         283,105        350,561
   Mortgage loans, net                                                                 1,263,581      1,250,198
   Finance receivables, net                                                              190,925        185,317
   Policy loans                                                                          340,362        334,986
   Alternative investments (cost $445,213 and $436,365)                                  470,424        475,016
   Fixed maturity securities on loan, at fair value
      (amortized cost $58,530 and $194,767)                                               58,891        216,753
   Equity securities on loan, at fair value (cost $15,563 and $35,039)                    19,362         36,950
   Derivative instruments                                                                 47,469         57,413
   Other invested assets                                                                  54,816         27,045
                                                                                     -----------    -----------
      Total investments                                                               10,694,203      8,783,197
   Cash and cash equivalents                                                             325,482        576,899
   Securities held as collateral                                                          40,170        214,604
   Deferred policy acquisition costs                                                     892,801      1,025,970
   Accrued investment income                                                              97,172         87,187
   Premiums and fees receivable                                                          169,966        182,769
   Property and equipment, net                                                            79,013         85,608
   Income tax recoverable:
      Current                                                                              5,472         73,289
      Deferred                                                                                --        157,570
   Reinsurance recoverables                                                              865,206        849,609
   Goodwill and intangible assets, net                                                    44,916         38,552
   Other assets                                                                           75,685         60,471
   Separate account assets                                                            11,447,608      9,239,747
                                                                                     -----------    -----------
      Total assets                                                                   $24,737,694    $21,375,472
                                                                                     ===========    ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 6,108,503    $ 5,405,450
   Future policy and contract benefits                                                 2,606,628      2,543,458
   Pending policy and contract claims                                                    313,027        290,344
   Other policyholder funds                                                              734,756        719,001
   Policyholder dividends payable                                                         41,481         44,363
   Unearned premiums and fees                                                            239,918        282,016
   Pension and other postretirement benefits                                             146,985        215,236
   Income tax liability:
      Deferred                                                                            69,931             --
   Other liabilities                                                                     428,774        422,944
   Notes payable                                                                         125,000        125,000
   Securities lending collateral                                                          80,750        271,667
   Separate account liabilities                                                       11,447,608      9,239,747
                                                                                     -----------    -----------
      Total liabilities                                                               22,343,361     19,559,226
                                                                                     -----------    -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000          5,000
   Additional paid in capital                                                            179,522        179,522
   Accumulated other comprehensive income (loss)                                         (34,306)      (420,447)
   Retained earnings                                                                   2,244,117      2,052,171
                                                                                     -----------    -----------
      Total stockholder's equity                                                       2,394,333      1,816,246
                                                                                     -----------    -----------
         Total liabilities and stockholder's equity                                  $24,737,694    $21,375,472
                                                                                     ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                         2009          2008          2007
                                                                      ----------    ----------    ----------
Revenues:
   Premiums                                                           $1,681,089    $1,862,276    $1,467,991
   Policy and contract fees                                              510,440       503,990       486,956
   Net investment income                                                 543,115       529,216       522,370
   Net realized investment gains (losses)
      Other-than-temporary-impairments on fixed maturity securities      (87,795)     (212,751)      (37,500)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income (loss)                 42,987            --            --
      Other net realized investment gains (losses)                        74,825      (271,120)       85,755
                                                                      ----------    ----------    ----------
         Total net realized investment gains (losses)                     30,017      (483,871)       48,255
   Finance charge income                                                  53,777        53,286        49,755
   Commission income                                                      78,400        73,623        69,602
   Other income                                                           28,744        27,759        18,938
                                                                      ----------    ----------    ----------
            Total revenues                                             2,925,582     2,566,279     2,663,867
                                                                      ----------    ----------    ----------
Benefits and expenses:
   Policyholder benefits                                               1,725,209     1,853,322     1,441,876
   Interest credited to policies and contracts                           324,514       289,189       279,325
   General operating expenses                                            497,204       482,556       464,573
   Commissions                                                           183,753       176,009       158,927
   Administrative and sponsorship fees                                    58,407        64,400        62,043
   Dividends to policyholders                                             10,898        10,891        10,412
   Interest on notes payable                                              10,236        10,419        10,301
   Amortization of deferred policy acquisition costs                     197,505       237,581       176,183
   Capitalization of policy acquisition costs                           (245,976)     (218,047)     (216,730)
                                                                      ----------    ----------    ----------
            Total benefits and expenses                                2,761,750     2,906,320     2,386,910
                                                                      ----------    ----------    ----------
               Income (loss) from operations before taxes                163,832      (340,041)      276,957
   Income tax expense (benefit):
      Current                                                             28,736       (71,898)       70,600
      Deferred                                                            22,833       (19,638)       10,544
                                                                      ----------    ----------    ----------
               Total income tax expense (benefit)                         51,569       (91,536)       81,144
                                                                      ----------    ----------    ----------
                  Net income (loss)                                   $  112,263    $ (248,505)   $  195,813
                                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                               ACCUMULATED
                                                                 ADDITIONAL      OTHER                          TOTAL
                                                     COMMON        PAID IN    COMPREHENSIVE    RETAINED     STOCKHOLDER'S
                                                      STOCK        CAPITAL    INCOME (LOSS)    EARNINGS         EQUITY
                                                    ---------    ----------   -------------   ----------    -------------
2007:
   Balance, beginning of year                       $   5,000     $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                        --           --             --        195,813        195,813
         Other comprehensive loss                          --           --        (19,076)            --        (19,076)
                                                                                                             ----------
            Total comprehensive income                                                                          176,737
      Changes in accounting principle                      --           --        (22,582)        (4,645)       (27,227)
      Dividends to stockholder                             --           --             --        (15,900)       (15,900)
      Contributions to additional paid in capital          --       14,000             --             --         14,000
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    =========     ========      =========     ==========     ==========

2008:
   Balance, beginning of year                       $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                          --           --             --       (248,505)      (248,505)
         Other comprehensive loss                          --           --       (537,109)            --       (537,109)
                                                                                                             ----------
            Total comprehensive loss                                                                           (785,614)
      Changes in accounting principle                      --           --             89         (1,277)        (1,188)
      Dividends to stockholder                             --           --             --        (74,500)       (74,500)
      Contributions to additional paid in capital          --       83,890             --             --         83,890
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    =========     ========      =========     ==========     ==========

2009:
   Balance, beginning of year                       $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
      Comprehensive income:
         Net income                                        --           --             --        112,263        112,263
         Other comprehensive income                        --           --        442,924             --        442,924
                                                                                                             ----------
            Total comprehensive income                                                                          555,187
      Changes in accounting principle                      --           --        (56,783)        87,683         30,900
      Dividends to stockholder                             --           --             --         (8,000)        (8,000)
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $ (34,306)    $2,244,117     $2,394,333
                                                    =========     ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                 2009           2008           2007
                                                             -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                            $   112,263    $  (248,505)   $   195,813
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
   Interest credited to annuity and insurance contracts          281,163        258,007        247,577
   Fees deducted from policy and contract balances              (364,474)      (338,399)      (425,291)
   Change in future policy benefits                               88,865        295,464         22,616
   Change in other policyholder liabilities, net                  14,198         13,718         45,024
   Amortization of deferred policy acquisition costs             197,505        237,581        176,183
   Capitalization of policy acquisition costs                   (245,976)      (218,047)      (216,730)
   Change in premiums and fees receivable                         12,803        (10,990)       (17,239)
   Deferred tax provision                                         22,833        (19,638)        10,447
   Change in income tax assets / liabilities - current            67,817        (91,547)        (5,073)
   Net realized investment losses (gains)                        (30,017)       483,871        (48,255)
   Change in reinsurance recoverables                            (15,597)       (29,498)       (32,104)
   Other, net                                                      6,147        (12,060)        (9,348)
                                                             -----------    -----------    -----------
      Net cash provided by (used for) operating activities       147,530        319,957        (56,380)
                                                             -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                   1,624,832      1,530,573        945,590
   Equity securities                                             329,379        379,806        604,148
   Alternative investments                                        19,365         26,065         72,265
   Derivative instruments                                        139,037        120,445          1,438
   Other invested assets                                             668            901            552
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     737,631        570,415        774,909
   Mortgage loans                                                 96,375        109,559         76,606
Purchases and originations of:
   Fixed maturity securities                                  (3,554,931)    (2,434,610)    (1,811,777)
   Equity securities                                            (156,242)      (265,118)      (438,236)
   Mortgage loans                                               (109,810)      (112,527)      (189,938)
   Alternative investments                                       (43,612)      (110,756)       (93,322)
   Derivative instruments                                       (172,338)      (127,450)        (1,908)
   Other invested assets                                            (862)           (79)        (1,206)
Finance receivable originations or purchases                    (131,521)      (131,565)      (138,901)
Finance receivable principal payments                            115,880        116,363        116,286
Securities in transit                                            (16,582)        38,598          3,041
Other, net                                                       (44,455)       (40,981)       (62,202)
                                                             -----------    -----------    -----------
      Net cash used for investing activities                  (1,167,186)      (330,361)      (142,655)
                                                             -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts           2,742,147      2,551,249      2,342,490
Withdrawals from annuity and insurance contracts              (1,977,430)    (2,171,046)    (2,116,797)
Change in amounts drawn in excess of cash balances                10,296         (1,834)        55,452
Contributed capital                                                   --         11,307         14,000
Dividends paid to stockholder                                     (8,000)       (74,500)       (10,500)
Other, net                                                         1,226          6,206         15,236
                                                             -----------    -----------    -----------
      Net cash provided by financing activities                  768,239        321,382        299,881
                                                             -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents            (251,417)       310,978        100,846
Cash and cash equivalents, beginning of year                     576,899        265,921        165,075
                                                             -----------    -----------    -----------
Cash and cash equivalents, end of year                       $   325,482    $   576,899    $   265,921
                                                             ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2009, 2008 AND 2007

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2009         2008          2007
------------                              ----------   ----------    ----------
Individual Financial Security             $  500,785   $  427,726    $  465,296
Financial Institution Group                  301,743      294,932       295,030
Group Insurance                            1,513,190    1,424,342     1,327,203
Retirement                                   460,047      447,154       331,408
                                          ----------   ----------    ----------
   Total strategic business units          2,775,765    2,594,154     2,418,937
Subsidiaries and corporate product line      149,817      (27,875)      244,930
                                          ----------   ----------    ----------
      Total                               $2,925,582   $2,566,279    $2,663,867
                                          ==========   ==========    ==========

     The Company serves nearly nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 included in the consolidated statements of operations for the year ended December 31, 2007. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at fair value, which generally are quoted market prices of the funds' net asset value (NAV). The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2009 and 2008, the Company had $10,000,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Fair values of fixed maturity and marketable equity securities are based on quoted market prices obtained from third party pricing services when available.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2009, 87.7% of fixed maturity fair values were obtained from third party pricing services and 12.3% from the internal methods described above. As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008 and 2009, the Company performed additional procedures to ensure fair values obtained as of December 31, 2009 and 2008 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used.

     Real estate, included in other invested assets on the consolidated balance sheets, is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,593,000 and $19,792,000 at December 31, 2009 and 2008, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2009 and 2008 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product hedging, in policyholder benefits on the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, all over-the-counter derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Counterparty credit risk of the derivative instruments are monitored closely by the Company along with concentration of similar counterparty credit risks in other assets of the investment portfolio.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations. The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     Prior to 2009, the Company recognized in earnings an other-than-temporary impairment (OTTI) for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to 2009, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

     In 2009, the Financial Accounting Standards Board (FASB) issued new guidance on the recognition and presentation of other-than-temporary impairments. This new guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings. The application of this pronouncement was effective January 1, 2009 and the Company adopted the guidance on a prospective basis as required.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2009 or 2008.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations.

     SECURITIES LENDING

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent. When these loan transactions occur, the lending broker provides cash equivalent collateral equal to 102% to 105% of the fair value of the loaned securities.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $199,000, $1,285,000, and $1,335,000 for the years ended December 31, 2009,
     2008, and 2007, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2009 and 2008 were $78,253,000 and $253,703,000, respectively. As of December 31, 2009 and 2008, the fair value of the collateral associated with securities lending was $80,750,000 and $214,604,000, respectively.

     As a result of deteriorating collateral asset quality the Company recognized other-than-temporary impairments of $0, $47,019,000 and $10,044,000 for the years ended December 31, 2009, 2008 and 2007, respectively, on defaulted or distressed fixed income securities contained within its securities lending portfolio. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. As of December 31, 2009, the Company recognized unrealized gains of $12,016,000 due to the recovery in fair value of certain securities lending collateral assets that were previously impaired in 2008 and 2007. The Company also recorded net realized investment gains of $4,276,000 in 2009 due to the subsequent sale of securities lending collateral assets that were previously impaired in 2008 and 2007.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2009 and 2008, the fair value of these investments included within equity securities on the consolidated balance sheets was $25,769,000 and $21,041,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2009 and 2008. Factors regarding economic outlook, as reviewed by a third-party, and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional net loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                                 2009     2008
------------                               -------   ------
Balance at beginning of year               $ 9,726   $2,952
Capitalization                               3,467    4,950
Amortization and interest                     (715)     201
Adjustment for unrealized gains (losses)    (2,186)   1,623
                                           -------   ------
Balance at end of year                     $10,292   $9,726
                                           =======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $36,612,000 and $37,896,000 as of December 31, 2009 and 2008, respectively, and amortized software expense of $14,167,000, $13,714,000 and $12,710,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $118,940,000 and $114,081,000 at December 31, 2009 and 2008,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2009, 2008 and 2007, was $11,715,000, $12,136,000,
     and $11,787,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2009, the Company has assumed an average rate of investment yields ranging from 4.65% to 5.24%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2009 and 2008, the total participating business in force was $1,918,937,000 and $1,719,000,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% and 0.3% at December 31, 2009 and 2008, respectively.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2009, approximately 90.6% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In September 2009, the FASB issued Accounting Standards Update 12 (ASU 2009-12), Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which provides guidance on measuring the fair value of investments in certain entities that calculate net asset value per share, how investments within its scope would be classified in the fair value hierarchy and enhances disclosure requirements about the nature and risks of investments measured at fair value on a recurring and non-recurring basis for periods ending after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-12.

     In August 2009, the FASB issued Accounting Standards Update 5 (ASU 2009-5), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company is currently evaluating the impact to its consolidated results of operations and financial position due to the adoption of ASU 2009-5.

     In June 2009, the FASB issued FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental agencies. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have a material impact on the consolidated results of operations or financial position of the Company.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In May 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or available to be issued. It also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 24.

     In April 2009, the FASB issued new guidance on the recognition and presentation of other-than-temporary impairments (OTTI Guidance) as discussed in note 2. This OTTI Guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, was an increase to retained earnings of $87,683,000 and a decrease to accumulated other comprehensive income (AOCI) of $56,783,000. This cumulative effect adjustment to retained earnings was comprised of an increase to the amortized cost basis of fixed maturity securities of $89,593,000, net of policyholder related amounts of $2,388,000 and net of deferred income tax benefits of $478,000. The difference between the impact of the cumulative effect adjustment to retained earnings and AOCI of $30,900,000 is almost entirely due to a decrease in the tax valuation allowance as a result of the reclassification of non-credit losses to AOCI. The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of noncredit OTTI loss transferred to, and recognized in, other comprehensive income (loss) is presented on the consolidated statements of operations.

     In January 2009, the FASB issued guidance which removed the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an OTTI has occurred. The Company adopted the provisions of this new guidance on a prospective basis effective October 1, 2008.

     In April 2009, the FASB issued guidance on estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and identifying transactions that are not orderly. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In December 2008, the FASB issued guidance requiring employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company has provided all of the material required disclosures in note 11.

     In April 2008, the FASB issued guidance addressing renewal and extension assumptions used to determine the useful life of recognized intangible assets. This guidance is effective for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In March 2008, the FASB issued guidance effective for fiscal years beginning after November 15, 2008, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The Company has provided all of the material required disclosures in note 7.

     In December 2007, FASB issued guidance establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In December 2007, the FASB issued and subsequently modified in April 2009, guidance relating to business combinations. This new guidance improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In February 2007, the FASB issued guidance permitting entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of this new guidance is required for fiscal years beginning after November 15, 2007. The adoption did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within the guidance.

     In September 2006, the FASB issued guidance that requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability on its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, this new guidance requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan was required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements was required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes, and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB issued guidance which establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of this new guidance was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued guidance which delayed the effective date until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued additional guidance effective upon issuance which clarified the application of the fair value guidance in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of this new guidance.

     In June 2006, the FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This new guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Additional guidance is provided on derecognition, classification, interest and penalties, disclosure and transition. The application of this new guidance was required for fiscal years beginning after December 15, 2006. The Company adopted the new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In September 2005, guidance was issued by the AcSEC of the AICPA on accounting for DAC on internal replacements and certain investment contracts. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted this new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to decrease retained earnings $6,326,000, net of taxes, and decrease accumulated other comprehensive income $20,000, net of taxes.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2009 and 2008. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance for its financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2009.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2009
                                                            -------------------------------------------------
IN THOUSANDS                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
------------                                                -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   131,127   $       --   $     --   $   131,127
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       46,382         --        46,382
   Foreign government securities                                     --       23,683         --        23,683
   Corporate securities                                              --    3,794,977    922,579     4,717,556
   Asset-backed securities                                           --      184,946     33,661       218,607
   Commercial mortgage-backed securities                             --      844,537         89       844,626
   Residential mortgage-backed securities                            --    1,978,612      4,675     1,983,287
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       131,127    6,873,137    961,004     7,965,268
Equity securities, available-for-sale                           273,096           --          9       273,105
Fixed maturity securities on loan:
   U.S. government securities                                    38,691           --         --        38,691
   Foreign government securities                                     --          690         --           690
   Corporate securities                                              --       19,510         --        19,510
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    38,691       20,200         --        58,891
Equity securities on loan                                        19,362           --         --        19,362
Derivative instruments                                                6       47,463         --        47,469
                                                            -----------   ----------   --------   -----------
         Total investments                                      462,282    6,940,800    961,013     8,364,095
Cash equivalents                                                273,221        9,493         --       282,714
Securities held as collateral                                     6,876       33,294         --        40,170
Separate account assets (1)                                  11,030,739      416,869         --    11,447,608
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $11,773,118   $7,400,456   $961,013   $20,134,587
                                                            ===========   ==========   ========   ===========
Policy and contract account balances (2)                    $        --   $       --   $ 12,579   $    12,579
Future policy and contract benefits (2)                              --           --     30,999        30,999
Derivative instruments                                               --          673         --           673
Securities lending collateral                                     6,876       73,874         --        80,750
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $     6,876   $   74,547   $ 43,578   $   125,001
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                                    DECEMBER 31, 2008
                                                    ------------------------------------------------
IN THOUSANDS                                          LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
------------                                        ----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale
   U.S. government securities                       $   34,592   $    9,767   $     --   $    44,359
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       34,632      2,797        37,429
   Foreign government securities                            --        4,659         --         4,659
   Corporate securities                                     --    2,403,473    843,528     3,247,001
   Asset-backed securities                                  --      183,003     26,851       209,854
   Commercial mortgage-backed securities                    --      754,176     12,623       766,799
   Residential mortgage-backed securities                   --    1,522,474     16,383     1,538,857
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities, available-
         for-sale                                       34,592    4,912,184    902,182     5,848,958
Equity securities, available-for-sale                  340,235           --        326       340,561
Fixed maturity securities on loan:
   U.S. government securities                          109,172        3,500         --       112,672
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       37,117         --        37,117
   Corporate securities                                     --       13,942         --        13,942
   Residential mortgage-backed securities                   --       53,022         --        53,022
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities on loan          109,172      107,581         --       216,753
Equity securities on loan                               36,950           --         --        36,950
Derivative instruments                                       9       57,404         --        57,413
                                                    ----------   ----------   --------   -----------
      Total investments                                520,958    5,077,169    902,508     6,500,635
Cash equivalents                                       463,326       33,425         --       496,751
Securities held as collateral                           13,528      201,076         --       214,604
Separate account assets (1)                          8,977,964      259,683      2,100     9,239,747
                                                    ----------   ----------   --------   -----------
      Total financial assets                        $9,975,776   $5,571,353   $904,608   $16,451,737
                                                    ==========   ==========   ========   ===========
Policy and contract account balances (2)            $       --   $       --   $  2,398   $     2,398
Future policy and contract benefits (2)                     --           --    107,175       107,175
Securities lending collateral                           13,528      258,139         --       271,667
                                                    ----------   ----------   --------   -----------
      Total financial liabilities                   $   13,528   $  258,139   $109,573   $   381,240
                                                    ==========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR    INCOME (1)      INCOME            NET         LEVEL 3     END OF YEAR
------------                      ----------   ----------   -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                 $  2,797     $    --       $     --        $     --      $ (2,797)     $     --
Corporate securities                843,528      (6,000)       118,005         (19,135)      (13,819)      922,579
Asset-backed securities              26,851          --           (450)         23,682       (16,422)       33,661
Commercial mortgage-backed
   securities                        12,623          --             15             (32)      (12,517)           89
Residential mortgage-backed
   securities                        16,383      (1,227)         2,220         (12,176)         (525)        4,675
                                   --------     -------       --------        --------      --------      --------
      Total fixed maturities,
         available-for-sale         902,182      (7,227)       119,790          (7,661)      (46,080)      961,004
Equity securities, available-
   for-sale                             326          --            213            (415)         (115)            9
Separate account assets (2)           2,100      (1,200)            --            (900)           --            --
                                   --------     -------       --------        --------      --------      --------
      Total financial assets       $904,608     $(8,427)      $120,003        $ (8,976)     $(46,195)     $961,013
                                   ========     =======       ========        ========      ========      ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net income.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                      ----------    --------    -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                $    3,979    $     --      $  (1,182)      $     --       $    --       $  2,797
Corporate securities               1,001,721      (5,346)      (141,261)       (16,608)        5,022        843,528
Asset-backed securities               15,939      (1,339)        (1,972)        (2,257)       16,480         26,851
Commercial mortgage-backed
   securities                         29,743     (10,979)        (2,607)         2,724        (6,258)        12,623
Residential mortgage-
   backed securities                   8,424      (1,365)        (4,733)        13,405           652         16,383
                                  ----------    --------      ---------       --------       -------       --------
      Total fixed maturities,
         available-for-sale        1,059,806     (19,029)      (151,755)        (2,736)       15,896        902,182
Equity securities, available-
   for-sale                            2,369        (428)            89         (1,819)          115            326
Separate account assets (2)           10,061      (2,516)            --            (52)       (5,393)         2,100
                                  ----------    --------      ---------       --------       -------       --------
         Total financial assets   $1,072,236    $(21,973)     $(151,666)      $ (4,607)      $10,618       $904,608
                                  ==========    ========      =========       ========       =======       ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     There were no changes in unrealized gains (losses) included in net income
     (loss) related to assets held as of December 31, 2009 and 2008.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2009:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                  SALES
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR    INCOME (1)       GAIN             NET         LEVEL 3     END OF YEAR
------------                        ----------   ----------   -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $  2,398     $ 10,181         $--           $    --         $--         $12,579
Future policy and contract
   benefits                           107,175      (75,090)         --            (1,086)         --          30,999
                                     --------     --------         ---           -------         ---         -------
      Total financial liabilities    $109,573     $(64,909)        $--           $(1,086)        $--         $43,578
                                     ========     ========         ===           =======         ===         =======

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                 SALES,
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                        ----------    --------    -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $ 1,727       $   671         $--           $  --           $--         $  2,398
Future policy and contract
   benefits                           12,986        94,599          --            (410)           --          107,175
                                     -------       -------         ---           -----           ---         --------
      Total financial liabilities    $14,713       $95,270         $--           $(410)          $--         $109,573
                                     =======       =======         ===           =====           ===         ========

(1) The amounts in the column are reported in net realized investment gains (losses) on the consolidated statements of operations for the amounts related to future policy and contract benefits and in policyholder benefits for the amounts related to the policy and contract account balances.

The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2009 was $(60,698,000), of which $(70,908,000) was included in net realized investment gains (losses) and $10,210,000 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income
(loss) related to liabilities held as of December 31, 2008 was $95,463,000, of which $94,792,000 was included in net realized investment gains (losses) and $671,000 was included in policyholder benefits on the consolidated statements of operations.

The Company did not have any assets or liabilities reported at fair value on a nonrecurring basis.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

The interest rates on finance receivables outstanding as of December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2009 and 2008 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Mortgage loans, net        $1,263,581   $1,231,777   $1,250,198   $1,181,272
Finance receivables, net      190,925      190,925      185,317      185,317
Policy loans                  340,362      340,362      334,986      334,986
Alternative investments       470,424      470,424      475,016      475,016

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Deferred annuities         $2,420,139   $2,532,103   $2,005,003   $1,991,314
Annuity certain contracts      72,789       76,544       56,112       54,981
Other fund deposits         1,560,268    1,558,257    1,403,133    1,419,365
Supplementary contracts
   without life
   contingencies               56,407       56,407       52,524       52,524
Notes payable                 125,000      127,226      125,000      127,179

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $8,024,159,000 and $6,065,711,000 at December 31, 2009 and 2008,
     respectively. Fixed maturity securities represent 75.0% and 69.1% of total invested assets at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008 publicly traded fixed maturity securities comprised 80.2% and 78.0%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company's mortgage-backed securities investment portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers.

     The Company holds commercial mortgage-backed securities (CMBS) that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's residential mortgage-backed securities (RMBS) portfolio primarily contains prime residential mortgages with loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,671,586,000 and $1,180,361,000 agency backed RMBS and $311,701,000 and
     $358,496,000 non-agency backed RMBS as of December 31, 2009 and 2008, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2009 was $52,396,000 with unrealized losses totaling $15,369,000.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $302,467,000 and $387,511,000 as of December 31, 2009 and 2008,
     respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                            AMORTIZED    UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                          COST        GAINS        LOSSES     AOCL (1)   FAIR VALUE
-----------------                       ----------   ----------   ----------   --------   ----------
U.S. government securities              $  119,502    $ 12,129     $    504    $     --   $  131,127
Agencies not backed by the full faith
   and credit of the U.S. government        44,957       2,573        1,148          --       46,382
Foreign government securities               22,481       1,507          305          --       23,683
Corporate securities                     4,496,306     246,359       25,833        (724)   4,717,556
Asset-backed securities                    218,992       5,810        4,287       1,908      218,607
CMBS                                       948,939      11,085       68,964      46,434      844,626
RMBS                                     2,035,150      66,246       38,191      79,918    1,983,287
                                        ----------    --------     --------    --------   ----------
      Total fixed maturities             7,886,327     345,709      139,232     127,536    7,965,268
Equity securities - unaffiliated           242,238      43,195        2,328          --      283,105
                                        ----------    --------     --------    --------   ----------
         Total                          $8,128,565    $388,904     $141,560    $127,536   $8,248,373
                                        ==========    ========     ========    ========   ==========

(1) Amounts include unrealized gains and losses on impaired securities subsequent to the impairment measurement date.

The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                             AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                           COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ----------   ----------   ----------   ----------
U.S. government securities              $   36,673    $  7,819     $    133    $   44,359
Agencies not backed by the full faith
   and credit of the U.S. government        34,250       4,530        1,351        37,429
Foreign government securities                4,196         463           --         4,659
Corporate securities                     3,556,936      35,167      345,102     3,247,001
Asset-backed securities                    243,704       2,131       35,981       209,854
CMBS                                       990,635       2,988      226,824       766,799
RMBS                                     1,610,327      53,574      125,044     1,538,857
                                        ----------    --------     --------    ----------
      Total fixed maturities             6,476,721     106,672      734,435     5,848,958
Equity securities - unaffiliated           348,897      26,175       24,511       350,561
                                        ----------    --------     --------    ----------
         Total                          $6,825,618    $132,847     $758,946    $6,199,519
                                        ==========    ========     ========    ==========

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                 GROSS         GROSS
IN THOUSANDS                       AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2009                     COST       GAINS        LOSSES     OTTI IN AOCL   FAIR VALUE
-----------------                  ---------   ----------   ----------   ------------   ----------
U.S. government securities          $39,325      $  820       $1,454          $--        $38,691
Foreign government securities           703           8           21           --            690
Corporate securities                 18,502       1,063           55           --         19,510
                                    -------      ------       ------          ---        -------
      Total fixed maturities         58,530       1,891        1,530           --         58,891
Equity securities - unaffiliated     15,563       3,870           71           --         19,362
                                    -------      ------       ------          ---        -------
         Total                      $74,093      $5,761       $1,601          $--        $78,253
                                    =======      ======       ======          ===        =======

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                      GROSS         GROSS
IN THOUSANDS                            AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                          COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ---------   ----------   ----------   ----------
U.S. government securities               $ 94,122     $18,559      $    9      $112,672
Agencies not backed by the full faith
   and credit of the U.S. government       35,841       1,276          --        37,117
Corporate securities                       14,330         372         760        13,942
RMBS                                       50,474       2,568          20        53,022
                                         --------     -------      ------      --------
      Total fixed maturities              194,767      22,775         789       216,753
Equity securities - unaffiliated           35,039       3,038       1,127        36,950
                                         --------     -------      ------      --------
         Total                           $229,806     $25,813      $1,916      $253,703
                                         ========     =======      ======      ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   -------------------
                                         AMORTIZED       FAIR      AMORTIZED     FAIR
IN THOUSANDS                               COST         VALUE         COST      VALUE
------------                             ----------   ----------   ---------   -------
Due in one year or less                  $  198,111   $  202,638    $   706    $   706
Due after one year through five years     2,056,555    2,166,403      6,203      6,524
Due after five years through ten years    2,124,227    2,234,199     27,754     27,788
Due after ten years                         304,353      315,508     23,867     23,873
                                         ----------   ----------    -------    -------
                                          4,683,246    4,918,748     58,530     58,891
Asset-backed and mortgage-backed
   securities                             3,203,081    3,046,520         --         --
                                         ----------   ----------    -------    -------
      Total                              $7,886,327   $7,965,268    $58,530    $58,891
                                         ==========   ==========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                               DECEMBER 31, 2009
                                   -----------------------------------------------------------------------------
                                             LESS THAN 12 MONTHS                  12 MONTHS OR GREATER
                                   -------------------------------------   -------------------------------------
                                                             UNREALIZED                              UNREALIZED
                                                AMORTIZED    LOSSES AND                 AMORTIZED    LOSSES AND
IN THOUSANDS                       FAIR VALUE     COST      OTTI IN AOCL   FAIR VALUE      COST     OTTI IN AOCL
------------                       ----------   ---------   ------------   ----------   ---------   ------------
U.S. government securities         $ 33,883      $ 34,387      $   504      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                        19,506        20,626        1,120           635          663           28
Foreign government securities         7,163         7,468          305            --           --           --
Corporate securities                318,623       323,588        4,965       305,452      325,596       20,144
Asset-backed securities              74,258        76,891        2,633        21,784       25,346        3,562
CMBS                                125,319       137,089       11,770       366,573      470,201      103,628
RMBS                                444,270       475,153       30,883       222,061      309,287       87,226
Equity securities - unaffiliated     11,640        12,299          659        75,036       76,705        1,669

                                                              DECEMBER 31, 2008
                                   -----------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                    12 MONTHS OR GREATER
                                   --------------------------------------   ------------------------------------
                                                AMORTIZED    UNREALIZED                  AMORTIZED    UNREALIZED
IN THOUSANDS                       FAIR VALUE      COST        LOSSES       FAIR VALUE      COST        LOSSES
------------                       ----------   ----------   ------------   ----------   ---------   -----------
U.S. government securities         $      343   $      476     $    133      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                           2,797        4,000        1,203           952        1,100          148
Corporate securities                1,810,209    2,019,010      208,801       429,023      565,324      136,301
Asset-backed securities               168,685      199,477       30,792         5,731       10,920        5,189
CMBS                                  533,448      696,486      163,038        90,065      153,851       63,786
RMBS                                  223,403      295,487       72,084        83,058      136,018       52,960
Equity securities - unaffiliated       78,202       96,686       18,484        29,192       35,219        6,027

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                           DECEMBER 31, 2009
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                                         UNREALIZED                       UNREALIZED
                                                         LOSSES AND                       LOSSES AND
                                     FAIR    AMORTIZED     OTTI IN     FAIR   AMORTIZED     OTTI IN
IN THOUSANDS                        VALUE       COST        AOCL      VALUE      COST        AOCL
------------                       -------   ---------   ----------   -----   ---------   ----------
U.S. government securities         $32,071    $33,525      $1,454      $ --      $ --        $--
Foreign government securities          497        518          21        --        --         --
Corporate securities                 5,310      5,364          54       424       425          1
Equity securities - unaffiliated     1,249      1,320          71        --        --         --

                                                           DECEMBER 31, 2008
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                     FAIR    AMORTIZED   UNREALIZED    FAIR   AMORTIZED   UNREALIZED
IN THOUSANDS                        VALUE       COST       LOSSES      VALUE     COST       LOSSES
------------                       -------   ---------   ----------   ------  ---------   ----------
U.S. government securities          $4,751     $4,760      $    9     $   --    $   --      $ --
Corporate securities                 6,862      7,242         380      2,749     3,129       380
RMBS                                 2,299      2,319          20         --        --        --
Equity securities - unaffiliated     5,520      6,629       1,109        106       124        18

     U.S. government securities by their nature are impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Agencies not backed by the full faith and credit of the U.S. government are also normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Foreign governments are similar in nature to U.S. government and agency securities in that the primary impact to valuation is due to changes in interest rates. These securities are also impacted by foreign currency rates and the Company attempts to invest only in stable, top tier global markets. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company impairs securities due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of prime residential mortgages with loans made to customers with strong credit histories. The slowdown in the U.S. housing market has impacted the valuations across the entire asset class. As of December 31, 2009, 84.3% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2009, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 79.8% investment grade (BBB or better) and 69.3% of the unrealized losses were recognized as OTTI noncredit losses. Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2009, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 94.2% investment grade and 35.7% of the unrealized losses were recognized as OTTI noncredit loss. Based on the results of discounted cash flow analysis, the Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Equity securities with unrealized losses at December 31, 2009 primarily represent highly diversified mutual funds that have positive outlooks for near-term future recovery.

     At December 31, 2009 and 2008, fixed maturity securities and cash equivalents with a carrying value of $18,862,000 and $17,609,000, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties including office buildings, retail facilities, apartments/other, industrial and hotel properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,263,581,000 and $1,250,198,000 at December 31, 2009 and 2008, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     Real estate acquired in satisfaction of debt is accounted for at the lower of the property's fair value less expected selling costs or the loan balance. The Company had no foreclosed loans or real estate owned as of December 31, 2009 or 2008.

     Realized losses on mortgage loans are the result of foreclosures, sales of loans and write-down in anticipation of losses. The Company did not recognize any realized capital losses on commercial mortgage loans for the years ended December 31, 2009, 2008 and 2007. The valuation allowance held for mortgage loans was $100,000 and $0 as of December 31, 2009 and 2008. The change in valuation allowance was $100,000 for the year ending December 31, 2009 and $0 for the years ending December 31, 2008 and 2007.

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are attempted to be diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2009     DECEMBER 31, 2008
                                      -------------------   -------------------
                                      CARRYING   PERCENT    CARRYING   PERCENT
IN THOUSANDS                            VALUE    OF TOTAL    VALUE     OF TOTAL
------------                          --------   --------   --------   --------
Alternative Investments
   Private equity funds               $244,590     52.0%    $247,282     52.1%
   Mezzanine debt funds                156,180     33.2%     160,294     33.7%
   Hedge funds                          69,654     14.8%      67,440     14.2%
                                      --------    -----     --------    -----
      Total alternative investments   $470,424    100.0%    $475,016    100.0%
                                      ========    =====     ========    =====

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                   2009        2008        2007
------------                 --------    --------    --------
Fixed maturity securities    $437,786    $406,958    $401,629
Equity securities              12,371      20,886      23,593
Mortgage loans                 77,362      80,917      76,246
Policy loans                   24,515      24,040      22,522
Cash equivalents                1,510       4,921      10,312
Alternative investments         3,930       5,266       2,577
Derivative instruments            (85)       (101)         53
Other invested assets           1,362       3,005       2,459
                             --------    --------    --------
   Gross investment income    558,751     545,892     539,391
Investment expenses           (15,636)    (16,676)    (17,021)
                             --------    --------    --------
   Total                     $543,115    $529,216    $522,370
                             ========    ========    ========

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009         2008        2007
------------                    --------    ---------    --------
Fixed maturity securities       $(27,840)   $(290,059)   $(50,010)
Equity securities                 47,486      (93,986)     83,580
Mortgage loans                       (74)          --          --
Alternative investments          (15,267)      (2,070)     32,516
Derivative instruments            21,434      (50,844)     (7,921)
Other invested assets                  2          107         134
Securities held as collateral      4,276      (47,019)    (10,044)
                                --------    ---------    --------
   Total                        $ 30,017    $(483,871)   $ 48,255
                                ========    =========    ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

IN THOUSANDS                      2009        2008         2007
------------                    --------    --------     --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $102,423    $ 15,997     $ 22,237
   Gross realized losses         (85,455)    (93,306)     (34,747)
Equity securities:
   Gross realized gains           79,699      49,028      108,727
   Gross realized losses         (27,963)    (66,223)     (17,547)
Alternative investments:
   Gross realized gains            5,085      10,173       38,064
   Gross realized losses             (21)        (70)         (78)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009      2008       2007
------------                    -------   --------   -------
Fixed maturity securities
   Corporate securities         $14,107   $ 46,580   $ 7,035
   Asset-backed securities           --     14,400       931
   CMBS                           1,141     29,363     4,723
   RMBS                          29,560    122,408    24,811
Equity securities                 4,250     76,792     7,600
Alternative investments          20,331     12,173     5,470
Securities held as collateral        --     47,019    10,044
                                -------   --------   -------
   Total other-than-temporary
      impairments               $69,388   $348,735   $60,614
                                =======   ========   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, 2009, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

IN THOUSANDS                                                2009
------------                                              --------
Balance at beginning of year                              $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                    87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                    33,415
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                     11,393
                                                          --------
Balance at end of year                                    $132,575
                                                          ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for over-the-counter derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                           DECEMBER 31, 2009                  DECEMBER 31, 2008
                                                   --------------------------------   --------------------------------
IN THOUSANDS                                                        FAIR VALUE                         FAIR VALUE
                                                              ---------------------              ---------------------
     PRELIMINARY
   UNDERLYING RISK                                 NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
       EXPOSURE             INSTRUMENT TYPE         AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------   -------------------------   --------   -------   -----------   --------   -------   -----------
Interest rate          Interest rate swaps         $101,500   $ 3,287       $ --      $101,500   $26,551       $--
                       Interest rate futures        162,100         5         --       514,100         7        --
                       TBAs                          39,361    41,056         --        30,125    30,906        --
Foreign currency       Foreign currency forwards          6        --         --           621       (54)       --
Equity market          Equity futures                89,320         2         --        94,390         3        --
                       Equity options                61,160     3,119        673            --        --        --
                                                   --------   -------       ----      --------   -------       ---
   Total derivatives                               $453,447   $47,469       $673      $740,736   $57,413       $--
                                                   ========   =======       ====      ========   =======       ===

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

The majority of the freestanding derivatives utilized by the Company are for specific hedging programs related to various annuity and insurance product liabilities that have market risk. The trading activity for these programs is influenced by two major factors - the sales growth of products and the volatility in the interest and equity markets. The volume and frequency of trading increased during the volatile equity markets in late 2008 and early 2009. For most of 2008 and 2009 the trading volume and frequency was at expected levels.

The Company uses interest rate futures to manage duration in certain portfolios within the general account of the Company. The trading volume and frequency was stable in these portfolios during 2009 and 2008. In addition, the Company utilized a total return strategy in 2007 and 2008 that replicated the S&P 500 by investing in corporate bonds and total rate of return swaps. The swaps were unwound in 2008. The remaining use of derivatives is immaterial to the Company's results.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     Total rate of return swaps (TRRs) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to synthetically create investments. There were no TRRs at December 31, 2009 or December 31, 2008.

     The Company also holds certain mortgage backed TBA instruments that have not settled at their first available date to settle.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                    DECEMBER 31, 2009
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $(19,339)           $(83)          $3,414
Interest rate futures                     (12,010)             --               --
TBAs                                        1,075              --               --
Foreign currency forwards                      53              (2)              --
Equity futures                            (24,521)             --               --
Equity options                                 --              --              768
                                         --------            ----           ------
Total gains (losses) recognized in
   income from derivatives               $(54,742)           $(85)          $4,182
                                         ========            ====           ======

                                                    DECEMBER 31, 2008
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                       $24,115           $ (23)           $141
Interest rate futures                      15,946              --              --
TBAs                                        1,065              --              --
Foreign currency forwards                      26             (78)             --
Equity futures                              5,025              --              --
Equity options                                (65)             --              --
Total return swaps                         (2,767)             --              --
                                          -------           -----            ----
Total gains (losses) recognized in
   income from derivatives                $43,345           $(101)           $141
                                          =======           =====            ====

                                                    DECEMBER 31, 2007
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $   121              $--            $(87)
Interest rate futures                       (543)              --              --
TBAs                                          25               --              --
Foreign currency forwards                   (327)              53              --
Equity futures                            (1,586)              --              --
Equity options                             2,474               --              --
Total return swaps                          (340)              --              --
                                         -------              ---            ----
Total gains (losses) recognized in
   income from derivatives               $  (176)             $53            $(87)
                                         =======              ===            ====

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2009 or December 31, 2008.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any over-the-counter derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2009 and therefore, was not required to pledge collateral.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

IN THOUSANDS                                             2009       2008
------------                                           --------   --------
Embedded derivatives within annuity products:
   Guaranteed withdrawal benefits                      $(17,176)  $(83,252)
   Guaranteed payout floors                             (13,823)   (23,923)
   Other                                                 (2,954)    (1,652)
Embedded derivatives within life insurance products:
   Equity-linked index credits                         $ (9,625)  $   (746)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

IN THOUSANDS                                             2009       2008       2007
------------                                           --------   --------   --------
Embedded derivatives within annuity products:
   Net investment gains (losses)                       $76,176    $(94,189)  $(7,745)
   Policyholder benefits                                (1,302)       (464)     (912)
Embedded derivatives within life insurance products:
   Policyholder benefits                               $(8,879)   $   (207)  $   (12)

     At December 31, 2009 and 2008, fixed maturity securities with a carrying value of $29,989,000 and $15,804,000, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     An entity is considered a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2009 and 2008, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2009 and 2008 were $4,746,000 and $4,972,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2009          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $31,614    $24,852
Other invested assets       2,286      2,286

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2008          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $28,008    $25,080
Other invested assets       2,286      2,286

(9)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                        2009         2008
------------                     ---------    ---------
Direct installment loans         $ 227,107    $ 223,889
Retail installment notes            38,301       30,633
Accrued interest                     4,458        4,289
                                 ---------    ---------
   Gross receivables               269,866      258,811
Unearned finance charges           (68,177)     (63,125)
Allowance for losses               (10,764)     (10,369)
                                 ---------    ---------
      Finance receivables, net   $ 190,925    $ 185,317
                                 =========    =========

     Direct installment loans, at December 31, 2009 and 2008, consisted of $156,309,000 and $153,144,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,276,000 and $13,329,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2009 were as follows:

IN THOUSANDS
------------
2010                                $ 23,991
2011                                  64,736
2012                                  92,536
2013                                  18,080
2014                                     543
2015 and thereafter                    1,803
                                    --------
   Total finance receivables, net
      of unearned finance charges    201,689
Allowance for losses                 (10,764)
                                    --------
      Finance receivables, net      $190,925
                                    ========

     During the years ended December 31, 2009, 2008 and 2007, principal cash collections of direct installment loans were $74,312,000, $74,441,000 and $74,751,000, respectively, and the percentages of these cash collections to average net balances were 46%, 47% and 51%, respectively. Retail installment notes' principal cash collections were $37,770,000, $38,200,000 and $37,987,000, respectively, and the percentages of these cash collections to average net balances were 148%, 149% and 146% for the years ended December 31, 2009, 2008 and 2007, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2009 and 2008 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2009        2008        2007
------------                   --------    --------    -------
Balance at beginning of year   $ 10,369    $ 10,067    $ 9,227
Provision for credit losses      10,116       8,487      7,018
Charge-offs                     (13,553)    (11,907)    (9,741)
Recoveries                        3,832       3,722      3,549
Allowance on bulk purchases          --          --         14
                               --------    --------    -------
Balance at end of year         $ 10,764    $ 10,369    $10,067
                               ========    ========    =======

     At December 31, 2009 and 2008, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2009 and 2008 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
------------                    -----------
Balances at December 31, 2009       $77
Related allowance for losses        $63
Balances at December 31, 2008       $97
Related allowance for losses        $63

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2009 and 2008 was $86,000 and $128,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2009 or 2008.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2009 and 2008 was $23,168,000 and $22,654,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2009 and 2008.

(10) INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                          2009        2008        2007
------------                        -------    ---------    --------
Computed tax expense (benefit)      $57,341    $(119,014)   $ 96,935
Difference between computed and
   actual tax expense:
   Dividends received deduction      (7,394)      (7,278)    (10,734)
   Tax credits                         (927)      (5,257)     (6,532)
   Change in valuation allowance         (1)      36,995           6
   Expense adjustments and other      2,550        3,018       1,469
                                    -------    ---------    --------
      Total tax expense (benefit)   $51,569    $ (91,536)   $ 81,144
                                    =======    =========    ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                               2009       2008
------------                                             --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 16,602   $     --
   Pension, postretirement and other benefits              66,858     86,330
   Tax deferred policy acquisition costs                  124,938    120,119
   Deferred gain on individual disability coinsurance       9,320     10,746
   Net realized capital losses                             63,970    141,493
   Net unrealized capital losses                               --    201,650
   Ceding commissions and goodwill                          2,603      4,327
   Other                                                    7,329      8,031
                                                         --------   --------
      Gross deferred tax assets                           291,620    572,696
   Less valuation allowance                                    --    (37,001)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     291,620    535,695

Deferred tax liabilities:
   Policyholder liabilities                                    --     28,538
   Deferred policy acquisition costs                      251,577    286,772
   Premiums                                                23,547     31,048
   Real estate and property and equipment depreciation      6,655      7,398
   Basis difference on investments                          6,805      7,008
   Net unrealized capital gains                            56,242         --
   Other                                                   16,725     17,361
                                                         --------   --------
      Gross deferred tax liabilities                      361,551    378,125
                                                         --------   --------
         Net deferred tax asset (liability)              $(69,931)  $157,570
                                                         ========   ========

     As of December 31, 2008, the Company recorded a $37,001,000 valuation allowance related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflected management's assessment, based on available information at the time, that it was more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards would not be realized. The entire change in valuation allowance was recognized as income tax expense in 2008 on the consolidated statements of operations.

     As of December 31, 2009, management determined that a valuation allowance was not required for these deferred tax asset items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income. The net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, resulted in a $31,000,000 reduction of the valuation allowance. Of the remaining $6,001,000 of valuation allowance, $6,000,000 was released as an increase to other comprehensive income and $1,000 was released as a decrease to income tax expense on the consolidated statements of operations.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2009, 2008, and 2007, was $(37,001,000),
     $36,995,000 and $6,000, respectively.

     At December 31, 2009, state net operating loss carryforwards were $655,000, the majority of which will expire beginning in 2017.

     Income taxes (refunded) paid for the years ended December 31, 2009, 2008, and 2007, were $(41,920,000), $17,073,000 and $76,551,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2009      2008
------------                                               -------   -------
Balance at beginning of year                               $24,716   $20,191
Additions based on tax positions related to current year     2,179       881
Additions for tax positions of prior years                   5,071     5,206
Reductions for tax positions of prior years                 (8,132)   (1,562)
                                                           -------   -------
Balance at end of year                                     $23,834   $24,716
                                                           =======   =======

     Included in the balance of unrecognized tax benefits at December 31, 2009 are potential benefits of $7,699,000 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2009, accrued interest and penalties of $1,198,000 are recorded as current income tax recoverable on the consolidated balance sheets and $1,176,000 is recognized as a current income tax benefit on the consolidated statements of operations.

     At December 31, 2009, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2009, the IRS completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2005 through 2007. Two Revenue Agent Reports were received upon the close of the audit, one for the agreed audit issues and one for the disagreed audit issues. The Company accrued for its applicable share of the taxes assessed on the agreed audit issues. For the disagreed issues, the Company made a Section 6603 deposit and is currently appealing those issues to the IRS Office of Appeals. In addition, the Company is still in Appeals for an issue arising from the audit of its tax returns for the years 2003 and 2004. The Company believes that any additional taxes refunded or assessed as a result of Appeals will not have a material effect on its accounting position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2010, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. In 2009, for substantially all of its employees, the Company adopted an amendment to reduce the premium subsidy. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $0 to the 401(h) account in 2010, and may contribute additional tax deductible amounts.

     As described in note 4, effective December 31, 2007 the Company adopted the requirement for the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of the new guidance, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting the new guidance issued by FASB:

                                            BEFORE ADOPTION   ADOPTION OF    AFTER ADOPTION
IN THOUSANDS                                OF NEW GUIDANCE   NEW GUIDANCE   OF NEW GUIDANCE
------------                                ---------------   ------------   ---------------
Other assets:
   Prepaid pension asset                        $ 46,708        $(23,882)        $ 22,826
   Intangible asset                                   27             (27)              --
Pension and other postretirement benefits
   - pension                                     (44,430)        (14,822)         (59,252)
Pension and other postretirement benefits
   - other postretirement plans                  (58,751)          4,021          (54,730)
Accumulated other comprehensive income            (4,563)        (34,710)         (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                              PENSION BENEFITS       OTHER BENEFITS
                                           ---------------------   -------------------
IN THOUSANDS                                  2009        2008       2009       2008
------------                               ---------   ---------   --------   --------
Change in benefit obligation:
Benefit obligation at beginning of year    $ 506,456   $ 449,373   $ 86,468   $ 62,057
Measurement date change                           --       4,083         --        526
Service cost                                  20,913      17,659      2,709      2,208
Interest cost                                 29,498      28,675      4,623      4,106
Amendments                                        --          --    (16,819)        --
Actuarial (gain) loss                         (5,786)     17,877    (18,870)    19,916
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Benefit obligation at end of year          $ 541,268   $ 506,456   $ 56,420   $ 86,468
                                           =========   =========   ========   ========

Change in plan assets:
Fair value of plan assets at beginning
   of year                                 $ 369,328   $ 392,947   $  8,642   $  7,327
Measurement date change                           --       2,731         --         49
Actual return on plan assets                  54,044     (85,350)     2,340     (2,983)
Employer contribution                         22,396      70,209      5,457      6,594
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Fair value of plan assets at end of year   $ 435,955   $ 369,328   $ 14,748   $  8,642
                                           =========   =========   ========   ========

Net amount recognized:
Funded status                              $(105,313)  $(137,128)  $(41,672)  $(77,826)

Amounts recognized on the consolidated
   balance sheets:
Prepaid benefit cost                       $      --   $     282   $     --   $     --
Accrued benefit cost                        (105,313)   (137,410)   (41,672)   (77,826)
                                           ---------   ---------   --------   --------
Net amount recognized                      $(105,313)  $(137,128)  $(41,672)  $(77,826)
                                           =========   =========   ========   ========

Amounts recognized in accumulated
   other comprehensive income (loss):
Prior service benefit                      $   2,689   $   3,133   $ 26,334   $ 10,654
Net actuarial loss                          (146,017)   (177,738)    (9,381)   (30,900)
                                           ---------   ---------   --------   --------
Accumulated other comprehensive income
   (loss) at end of year                   $(143,328)  $(174,605)  $ 16,953   $(20,246)
                                           =========   =========   ========   ========

                                               PENSION BENEFITS      OTHER BENEFITS
                                            --------------------   ------------------
IN THOUSANDS                                  2009        2008       2009      2008
------------                                --------   ---------   -------   --------
Accumulated benefit obligation              $388,705   $ 362,352   $56,420   $ 86,467
Plans with accumulated benefit obligation
   in excess of plan assets:
Projected benefit obligation                $101,613   $  70,622
Accumulated benefit obligation                80,007      49,455
Fair value of plan assets                     33,176      12,055
Weighted average assumptions used to
   determine benefit obligations:
Discount rate                                   6.05%       5.78%     5.98%      5.77%
Rate of compensation increase                   5.73%       5.72%       --         --
Components of net periodic benefit cost:
Service cost                                $ 20,913   $  17,659   $ 2,709   $  2,208
Interest cost                                 29,498      28,675     4,623      4,106
Expected return on plan assets               (33,782)    (30,649)     (726)      (590)
Prior service benefit amortization              (444)       (443)   (1,139)    (1,139)
Recognized net actuarial loss                  5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Net periodic benefit cost                   $ 21,858   $  18,052   $ 6,502   $  5,005
                                            ========   =========   =======   ========
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Prior service credit (cost)                 $     --   $      --   $16,819   $     --
Net gain (loss)                               26,048    (133,876)   20,484    (23,488)
Amortization of prior service benefit           (444)       (443)   (1,139)    (1,139)
Amortization of net loss                       5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Total recognized in other comprehensive
   income (loss)                            $ 31,277   $(131,509)  $37,199   $(24,207)
                                            ========   =========   =======   ========

     Prepaid benefit costs are included in other assets on the consolidated balance sheets. Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service benefit and net actuarial loss for pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2010 are $456,000 and $5,007,000, respectively. The estimated prior service benefit and net actuarial loss for other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2010 are $2,190,000 and $550,000, respectively.

                                             PENSION        OTHER
                                             BENEFITS      BENEFITS
                                           -----------   -----------
                                           2009   2008   2009   2008
                                           ----   ----   ----   ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.78%  6.40%  5.77%  6.37%
Expected long-term return on plan assets   7.75%  7.77%  7.00%  7.00%
Rate of compensation increase              5.72%  5.71%    --     --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2010           $ 12,710    $ 2,107     $ 87
2011             14,247      2,266       98
2012             15,723      2,341      113
2013             18,749      2,511      126
2014             19,369      2,697      137
2015 - 2019     132,163     16,163      875

     For measurement purposes, a 8.0% and 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009 and 2008, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2009 and 2008. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2009 by $6,946,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2009 by $953,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2009 by $5,769,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2009 by $790,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments. The majority of plans' assets are invested in equity securities, as equity portfolios have historically provided higher average returns than other asset classes over extended periods and are expected to do so in the future. The higher levels of risk entailed in equity securities is balanced by investing a significant portion of the plans' assets in high quality fixed maturity securities and the insurance company general account.

     The target asset allocation as of December 31, 2009, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 69%
Fixed maturity securities           23% to 41%
Insurance company general account    8% to 11%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2009   2008
                                    ----   ----
Equity securities                    57%    41%
Fixed maturity securities            36%    50%
Insurance company general account     7%     9%

     Equity securities, as classified in the above table, include direct investments in common stocks, mutual funds and pooled separate accounts. Fixed maturity securities include investments in pooled separate accounts. Pooled separate accounts are under either an immediate participation guaranteed contract or a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity securities for asset allocation purposes.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 52% equity securities and 48% fixed maturity securities. The target asset allocation as of December 31, 2009 is 50% equity securities and 50% fixed maturity securities.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2009. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Effective January 1, 2009, the Company prospectively adopted the provisions of fair value measurement guidance for its pension and other postretirement plans financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account. The underlying fair value of the separate account investments consist primarily of marketable equity and fixed maturity securities and are generally based on observable valuation inputs. Underlying investments in pooled separate accounts can also include securities that require unobservable valuation inputs, such as private placement fixed maturity securities. Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following table summarizes the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-----------------               --------   --------   -------   --------
Equity securities:
   Intermediate-term bond       $ 92,222    $   --    $    --   $ 92,222
   U.S. large-cap                 83,218        --         --     83,218
   Global bond                    36,035        --         --     36,035
   Emerging market stocks         31,902        --         --     31,902
   International large value      18,306        --         --     18,306
   Domestic real estate            8,734        --         --      8,734
                                --------    ------    -------   --------
      Total equity securities    270,417                         270,417
Investment in pooled separate
   accounts                      100,718     2,704         --    103,422
Insurance company general
   account                            --        --     33,176     33,176
Private equity funds                  --        --     27,309     27,309
Cash and cash equivalents            471        --         --        471
                                --------    ------    -------   --------
   Total investments             371,606     2,704     60,485    434,795
                                --------    ------    -------   --------
      Total financial assets    $371,606    $2,704    $60,485   $434,795
                                ========    ======    =======   ========

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $   219       $  (125)         $  (94)      $    --
Insurance company general account           31,487         1,689              --        33,176
Private equity funds                        23,717        (1,060)          4,652        27,309
                                           -------       -------          ------       -------
   Total financial assets                  $55,423       $   504          $4,558       $60,485
                                           =======       =======          ======       =======

     The following table summarizes the Company's other postretirement benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
-----------------                        -------   -------   -------   -------
Investment in pooled separate accounts   $ 7,724     $--       $--     $ 7,724
Equity securities:
   Intermediate-term bond                  7,001      --        --       7,001
                                         -------     ---       ---     -------
      Total investments                   14,725      --        --      14,725
                                         -------     ---       ---     -------
         Total financial assets          $14,725     $--       $--     $14,725
                                         =======     ===       ===     =======

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $49,521       $(28,288)       $(21,233)       $--
                                           -------       --------        --------        ---
   Total financial assets                  $49,521       $(28,288)       $(21,233)       $--
                                           =======       ========        ========        ===

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2009, 2008 and 2007 of $6,341,000, $10,087,000 and $11,603,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                         2009        2008        2007
------------                       --------    --------    --------
Balance at January 1               $607,080    $602,622    $599,610
   Less: reinsurance recoverable    539,315     530,178     523,490
                                   --------    --------    --------
Net balance at January 1             67,765      72,444      76,120
                                   --------    --------    --------
Incurred related to:
   Current year                      77,046      74,163      72,665
   Prior years                       (3,798)     (2,145)     (1,467)
                                   --------    --------    --------
Total incurred                       73,248      72,018      71,198
                                   --------    --------    --------
Paid related to:
   Current year                      50,401      45,694      42,755
   Prior years                       24,214      31,003      31,619
                                   --------    --------    --------
Total paid                           74,615      76,697      74,374
                                   --------    --------    --------
Disposition of subsidiary                --          --        (500)
                                   --------    --------    --------
Net balance at December 31           66,398      67,765      72,444
   Plus: reinsurance recoverable    528,862     539,315     530,178
                                   --------    --------    --------
Balance at December 31             $595,260    $607,080    $602,622
                                   ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $3,798,000, $2,145,000 and $1,467,000 in 2009, 2008 and 2007,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2009          2008          2007
------------          ----------    ----------    ----------
Direct premiums       $1,576,012    $1,619,867    $1,226,867
Reinsurance assumed      301,268       429,597       419,933
Reinsurance ceded       (196,191)     (187,188)     (178,809)
                      ----------    ----------    ----------
   Net premiums       $1,681,089    $1,862,276    $1,467,991
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $192,994,000, $166,794,000 and $164,063,000 during 2009, 2008, and 2007, respectively.

     The Company terminated its coinsurance participation in the Servicemembers Group Life Insurance (SGLI) and Federal Employees Group Life Insurance (FEGLI) reinsurance programs effective July 1, 2009 and October 1, 2009, respectively. The Company recognized total revenues of $274,909,000, $398,401,000 and $384,911,000 in 2009, 2008 and 2007, respectively, related to the SGLI and FEGLI programs. Total assumed reserves recognized by the Company related to the SGLI and FEGLI programs were $0 and $22,037,000 as of December 31, 2009 and 2008, respectively. The impact of the SGLI and FEGLI programs on the Company's 2009, 2008 and 2007 net income (loss) was immaterial.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2009, 2008 or 2007.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2009         2008
------------                                             ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,787,289   $1,362,207
      Net amount at risk                                 $   60,682   $  246,130
      Average attained age of contractholders                  57.1         56.1
   As withdrawals are taken
      Account value                                      $  627,129   $  358,692
      Net amount at risk                                 $   43,415   $  103,740
      Average attained age of contractholders                  62.7         62.3
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  126,118   $   93,251
      Net amount at risk                                 $   26,754   $   47,165
      Average attained age of contractholders                  66.7         66.2
   At annuitization
      Account value                                      $  312,231   $  210,615
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.5          6.9
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  530,450   $  418,762
      Net amount at risk                                 $   72,685   $  184,013
      Average attained age of contractholders                  57.5         56.6
Guaranteed payout annuity floor:
      Account value                                      $   47,078   $   41,879
      Net amount at risk                                 $       46   $       97
      Average attained age of contractholders                  69.8         69.2

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                               2009          2008
------------                                           -----------   -----------
Account value (general and separate accounts)          $ 2,443,848   $ 1,912,286
Net amount at risk                                     $38,079,563   $37,989,548
Average attained age of policyholders                         51.0          48.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2009 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year        $ 5,961            $23,923             $ 83,252              $16,247
Change in accounting                    154                 --                   --                   --
   principle
Incurred guarantee benefits            (889)            (9,014)             (66,076)              11,284
Paid guaranteed benefits             (2,687)            (1,086)                  --               (8,043)
                                    -------            -------             --------              -------
Balance at end of year              $ 2,539            $13,823             $ 17,176              $19,488
                                    =======            =======             ========              =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year       $ 1,501            $ 7,957              $ 5,029               $12,066
Incurred guarantee benefits          5,717             16,376               78,223                11,874
Paid guaranteed benefits            (1,257)              (410)                  --                (7,693)
                                   -------            -------              -------               -------
Balance at end of year             $ 5,961            $23,923              $83,252               $16,247
                                   =======            =======              =======               =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2009 and 2008 (except where noted otherwise):

     - For 2009 and 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.38% and 7.96% for 2009 and 2008, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2009 and 2008.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2009 and 2008 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2009 and 2008.

     -    Separate account discount rate was 7.73% for 2009 and 2008.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                   VARIABLE ANNUITY           VARIABLE LIFE
                       CONTRACTS                CONTRACTS
               -----------------------   -----------------------
IN THOUSANDS      2009         2008         2009         2009
------------   ----------   ----------   ----------   ----------
Equity         $1,465,394   $1,150,572   $1,372,254   $1,084,011
Bond              347,370      276,207      140,177      120,114
Balanced          425,486      264,336      208,002      125,477
Money market       68,093       92,373       33,272       52,999
Mortgage           79,920       84,874       47,052       49,325
Real estate        57,595       47,737       37,967       29,192
               ----------   ----------   ----------   ----------
   Total       $2,443,858   $1,916,099   $1,838,724   $1,461,118
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2009 and 2008, the liability associated with unremitted premiums payable was $19,593,000 and $19,792,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2009 and 2008, the Company had restricted the use of $19,593,000 and $19,792,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2009 and 2008, the approved accrued interest was $3,008,000. At December 31, 2009 and 2008, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2009 and 2008, accumulated amortization was $640,000 and $592,000, respectively.

     At December 31, 2009, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2010, $0; 2011, $0; 2012, $0; 2013, $0; 2014, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2009, 2008 and 2007, was $10,236,000, $10,419,000 and $10,301,000, respectively.

(17) BUSINESS COMBINATIONS

     During 2009, the Company acquired certain insurance related agencies. The aggregate purchase price of $5,750,000 was allocated to various assets and liabilities including $3,701,000 to finite-lived intangible assets and $3,500,000 to goodwill. These acquisitions include potential future additional consideration based on attaining thresholds through 2012. The maximum potential additional consideration related to the acquisitions is $1,750,000, of which $1,500,000 was accrued in 2009. The Company also recorded additional minimum consideration it paid or expects to pay in relation to 2008 and 2006 acquisitions of $1,770,000 and $203,000, respectively, all of which was recorded as goodwill. During 2009, the Company completed the final fair value evaluation of assets acquired related to 2008 business combinations, which resulted in a decrease to goodwill of $201,000.

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2010 and future years if certain thresholds are attained is $5,665,000 of which $3,584,000 was accrued at December 31, 2009.

     All acquisitions have been accounted for using the purchase method of accounting, which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operations and financial position.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                2009      2008
------------                              -------   -------
Balance at beginning of year              $32,781   $30,671
Additions                                   5,473     2,110
Adjustments to prior year acquistitions      (201)       --
                                          -------   -------
Balance at end of year                    $38,053   $32,781
                                          =======   =======

     Annual impairment testing of goodwill was completed in 2009. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2009 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2009      2008
------------                   -------   -------
Balance at beginning of year   $ 5,771   $ 4,861
Acquisitions                     3,721     3,872
Amortization                    (2,629)   (2,962)
                               -------   -------
Balance at end of year         $ 6,863   $ 5,771
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2009 include non-compete agreements amortizable on a straight-line basis over three to ten years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2009, 2008 or 2007.

     Intangible asset amortization expense for 2009, 2008 and 2007 in the amount of $2,629,000, $2,962,000 and $2,420,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2010, $2,018,000; 2011, $1,598,000; 2012,
     $1,233,000; 2013, $950,000; 2014, $523,000.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,168,000, $13,099,000 and $13,608,000 during 2009, 2008 and
     2007, respectively. As of December 31, 2009 and 2008, the amount due to Advantus under these agreements was $4,450,000 and $3,958,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,440,000, $2,689,000 and $4,329,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2009, 2008 and 2007, the amounts transferred were $9,097,000, $12,103,000, and $14,775,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2009 and 2008, the amount payable to the Company was $13,521,000 and $11,930,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2009, 2008, and 2007 were $55,227,000, $54,587,000 and $52,352,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $0, $2,000,000, $2,000,000 in 2009, 2008 and 2007, respectively, for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2009 and 2008. As of December 31, 2009 and 2008, reserves held under this policy were $16,151,000 and $12,904,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $12,991,000, $4,166,000 and $1,052,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009 and 2008, commission revenue due to the Company from its affiliates was $1,499,000 and $349,000, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                 2009         2008        2007
------------                                              ---------   -----------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $ 856,760   $(1,194,199)  $ 36,661
      Reclassification adjustment for
         (gains) losses included in net income (loss)        (4,380)      386,114    (66,086)
   Unrealized losses on securities - OTTI                   (37,943)           --         --
   Adjustment to deferred policy acquisition costs         (181,638)      151,153     (2,410)
   Adjustment to reserves                                   (52,512)       11,007     (2,673)
   Adjustment to unearned policy and contract fees           29,884       (31,074)       754
   Adjustment to pension and other postretirement plans      68,476      (155,716)     1,389
                                                          ---------   -----------   --------
                                                            678,647      (832,715)   (32,365)
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                    (235,723)      295,606     13,289
                                                          ---------   -----------   --------
   Other comprehensive income (loss), net of tax          $ 442,924   $  (537,109)  $(19,076)
                                                          =========   ===========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2009        2008
------------                                              ---------   ---------
Gross unrealized gains                                    $ 457,750   $ 217,692
Gross unrealized losses                                    (168,924)   (781,247)
Gross unrealized losses - OTTI                             (127,536)         --
Adjustment to deferred policy acquisition costs             (36,931)    141,340
Adjustment to reserves                                      (59,203)     (6,706)
Adjustment to unearned policy and contract fees                (244)    (28,978)
Adjustment to pension and other postretirement plans       (126,375)   (194,852)
                                                          ---------   ---------
                                                            (61,463)   (652,751)
Deferred federal income tax benefits                         27,157     232,304
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $ (34,306)  $(420,447)
                                                          =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS         2009      2008      2007
------------        ------   -------   -------
Equity securities   $   --   $    --   $ 5,400
Cash                 8,000    74,500    10,500
                    ------   -------   -------
   Total            $8,000   $74,500   $15,900
                    ======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2009 statutory results, the maximum amount available for the payment of dividends during 2010 by Minnesota Life Insurance Company without prior regulatory approval is $174,162,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                2009     2008      2007
------------                ----   -------   -------
Fixed maturity securities    $--   $ 7,452   $    --
Equity securities             --    47,850        --
Alternative investments       --    15,482        --
Cash                          --    11,307    14,000
Deferred tax asset            --     1,799        --
                             ---   -------   -------
   Total                     $--   $83,890   $14,000
                             ===   =======   =======

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2009 and 2008, these securities were reported at fair value of $41,056,000 and $30,906,000, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $212,472,000 as of December 31, 2009. The Company estimates that $85,000,000 of these commitments will be invested in 2010, with the remaining $127,472,000 invested over the next four years.

     As of December 31, 2009, the Company had committed to purchase mortgage loans totaling $10,400,000 but had not completed the purchase transactions.

     As of December 31, 2009, the Company had committed to purchase corporate fixed maturity securities totaling $6,000,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000; 2013, $11,267,000;
     2014, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2010, $618,000; 2011, $430,000; 2012, $404,000; 2013, $397,000; 2014, $355,000.
     Lease expense, net of sub-lease income, for the years ended December 31, 2009, 2008 and 2007 was $8,613,000, $8,502,000, and $8,670,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2010, $2,480,000; 2011, $1,803,000; 2012, $1,456,000; 2013, $1,434,000; 2014, $1,381,000.

     At December 31, 2009, the Company had guaranteed the payment of $68,200,000 of policyholder dividends and discretionary amounts payable in 2010. The Company has pledged fixed maturity securities, valued at $91,250,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2009 and 2008, the assets held in trust were $587,656,000 and $642,731,000, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2009 and 2008 was approximately $2,780,000, and $3,041,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2009 and 2008 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,111,000 and $1,794,000 as of December 31, 2009 and 2008, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2009, 2008 and 2007.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $64,636,000, $(232,266,000), and $186,648,000 in 2009, 2008 and 2007,
     respectively. Combined statutory surplus of these operations was $1,741,622,000 and $1,431,990,000 as of December 31, 2009 and 2008,
     respectively.

(24) SUBSEQUENT EVENTS

     Through March 8, 2010, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009
                                 (In thousands)

                                                                                  AS SHOWN
                                                                                   ON THE
                                                                   MARKET       CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)      VALUE      BALANCE SHEET (1)
                                                   -----------   ----------   -----------------
Fixed maturity securities
   U.S. government                                 $   119,502   $  131,127      $   131,127
   Agencies not backed by the full faith and
      credit of the U.S. government                     44,957       46,382           46,382
   Foreign governments                                  22,481       23,683           23,683
   Public utilities                                    785,024      829,309          829,309
   Asset-backed securities                             218,992      218,607          218,607
   Mortgage-backed securities                        2,984,089    2,827,913        2,827,913
   All other corporate fixed maturity securities     3,711,282    3,888,247        3,888,247
                                                   -----------   ----------      -----------
      Total fixed maturity securities                7,886,327    7,965,268        7,965,268
                                                   -----------   ----------      -----------
Equity securities:
   Common stocks:
      Public utilities                                   2,285        2,712            2,712
      Banks, trusts and insurance companies             50,314       57,806           57,806
      Industrial, miscellaneous and all other          187,720      220,342          220,342
   Nonredeemable preferred stocks                        1,919        2,245            2,245
                                                   -----------   ----------      -----------
      Total equity securities                          242,238      283,105          283,105
                                                   -----------   ----------      -----------
Mortgage loans on real estate                        1,263,581       xxxxxx        1,263,581
Real estate (2)                                             --       xxxxxx               --
Policy loans                                           340,362       xxxxxx          340,362
Other investments                                      245,741       xxxxxx          245,741
Alternative investments                                445,213       xxxxxx          470,424
Derivative investments                                  47,469       xxxxxx           47,469
Fixed maturity securities on loan                       58,530       xxxxxx           58,891
Equity securities on loan                               15,563       xxxxxx           19,362
                                                   -----------                   -----------
      Total                                          2,416,459       xxxxxx        2,445,830
                                                   -----------                   -----------
Total investments                                  $10,545,024       xxxxxx      $10,694,203
                                                   ===========                   ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                             AS OF DECEMBER 31,
                         ----------------------------------------------------------
                                        FUTURE POLICY
                          DEFERRED        BENEFITS,                    OTHER POLICY
                           POLICY      LOSSES, CLAIMS                   CLAIMS AND
                         ACQUISITION   AND SETTLEMENT     UNEARNED       BENEFITS
       SEGMENT              COSTS       EXPENSES (1)    PREMIUMS (2)     PAYABLE
-------------------      -----------   --------------   ------------   ------------
2009:
   Life insurance         $  648,832     $3,262,946       $205,739      $  281,255
   Accident and
      health insurance        69,298        719,327         34,163          31,754
   Annuity                   174,671      4,732,858             16              18
                          ----------     ----------       --------      ----------
                          $  892,801     $8,715,131       $239,918      $  313,027
                          ==========     ==========       ========      ==========

2008:
   Life insurance         $  725,980     $3,081,751       $243,388      $  259,668
   Accident and
      health insurance        67,384        735,159         38,549          30,629
   Annuity                   232,606      4,131,998             79              47
                          ----------     ----------       --------      ----------
                          $1,025,970     $7,948,908       $282,016      $  290,344
                          ==========     ==========       ========      ==========

2007:
   Life insurance         $  640,808     $2,992,361       $222,637      $  232,343
   Accident and
      health insurance        66,883        727,728         42,345          30,588
   Annuity                   186,659      3,558,481             76              78
                          ----------     ----------       --------      ----------
                          $  894,350     $7,278,570       $265,058      $  263,009
                          ==========     ==========       ========      ==========

                                                  FOR THE YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------
                                                                     AMORTIZATION
                                                      BENEFITS,       OF DEFERRED
                                           NET      CLAIMS, LOSSES      POLICY        OTHER
                           PREMIUM     INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING     PREMIUMS
       SEGMENT           REVENUE (3)     INCOME      EXPENSES (5)        COSTS       EXPENSES   WRITTEN (4)
-------------------      -----------   ----------   --------------   ------------   ---------   -----------
2009:
   Life insurance         $1,832,341   $  282,139     $1,669,636       $144,115     $510,582
   Accident and
      health insurance       156,588       11,438         71,853         21,302       93,189
   Annuity                   202,600      249,538        319,132         32,088      145,829
                          ----------   ----------     ----------       --------     --------        ---
                          $2,191,529   $  543,115     $2,060,621       $197,505     $749,600        $--
                          ==========   ==========     ==========       ========     ========        ===

2008:
   Life insurance         $1,810,444   $  307,256     $1,626,544       $173,942     $487,257
   Accident and
      health insurance       154,952       12,113         65,372         19,657       91,635
   Annuity                   400,870      209,847        461,486         43,982      154,492
                          ----------   ----------     ----------       --------     --------        ---
                          $2,366,266   $  529,216     $2,153,402       $237,581     $733,384        $--
                          ==========   ==========     ==========       ========     ========        ===

2007:
   Life insurance         $1,646,726   $  302,117     $1,466,062       $128,940     $466,858        $--
   Accident and
      health insurance       161,060       12,477         71,695         18,032       91,293         --
   Annuity                   147,161      207,776        193,856         29,211      137,693         --
                          ----------   ----------     ----------       --------     --------        ---
                          $1,954,947   $  522,370     $1,731,613       $176,183     $695,844        $--
                          ==========   ==========     ==========       ========     ========        ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                                                  PERCENTAGE
                                                       CEDED TO     ASSUMED FROM                   OF AMOUNT
                                          GROSS          OTHER         OTHER           NET          ASSUMED
                                         AMOUNT        COMPANIES      COMPANIES       AMOUNT         TO NET
                                      ------------   ------------   ------------   ------------   ----------
2009:
   Life insurance in force            $607,044,078   $113,263,709   $  1,284,703   $495,065,072       0.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,236,455   $    113,070   $    293,552   $  1,416,937      20.7%
      Accident and health insurance        231,993         83,121          7,716        156,588       4.9%
      Annuity                              107,564             --             --        107,564       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,576,012   $    196,191   $    301,268   $  1,681,089      17.9%
                                      ============   ============   ============   ============

2008:
   Life insurance in force            $551,339,006   $ 87,113,914   $179,254,141   $643,479,233      27.9%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,099,198   $    101,695   $    416,489   $  1,413,992      29.5%
      Accident and health insurance        227,337         85,493         13,108        154,952       8.5%
      Annuity                              293,332             --             --        293,332       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,619,867   $    187,188   $    429,597   $  1,862,276      23.1%
                                      ============   ============   ============   ============

2007:
   Life insurance in force            $475,804,865   $ 75,404,207   $158,001,860   $558,402,518      28.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $    965,515   $     93,133   $    405,267   $  1,277,649      31.7%
      Accident and health insurance        232,066         85,676         14,666        161,056       9.1%
      Annuity                               29,286             --             --         29,286       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,226,867   $    178,809   $    419,933   $  1,467,991      28.6%
                                      ============   ============   ============   ============

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

Item Number   Caption in Part C

    26.       Exhibits

    27.       Directors and Officers of the Minnesota Life Insurance Company

    28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

    29.       Indemnification

    30.       Principal Underwriters

    31.       Location of Accounts and Records

    32.       Management Services

    33.       Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.


Item 27. Directors and Officers of the Minnesota Life Insurance Company


Name and Principal Business Address   Position and Offices with Minnesota Life
-----------------------------------   ----------------------------------------
Brian C. Anderson                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                      Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                        Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108

Susan L. Ebertz                       Vice President - Group Insurance
Minnesota Life Insurance Company      Services
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                       Senior Vice President - Life
Minnesota Life Insurance Company      Product Manufacturing
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                     Vice President - Life New
Minnesota Life Insurance Company      Business
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                         Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437

John F. Grundhofer                    Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402

Thomas A. Gustafson                   Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mark B. Hier                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Christopher M. Hilger                 Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

John H. Hooley                        Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

James E. Johnson                      Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Wilford J. Kavanaugh                  Senior Vice President - Individual
Minnesota Life Insurance Company      Distribution Management
400 Robert Street North
St. Paul, MN 55101

Daniel H. Kruse                       Second Vice President and Actuary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                      Vice President, Treasurer and
Minnesota Life Insurance Company      Controller
400 Robert Street North
St. Paul, MN 55101

Richard L. Manke                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                   Senior Vice President and
Minnesota Life Insurance Company      Chief Information Officer
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert M. Olafson                     Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

H. Geoffrey Peterson                  Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Kathleen L. Pinkett                   Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                   Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                       Director, Senior Vice President and
Minnesota Life Insurance Company      General Counsel
400 Robert Street North
St. Paul, MN 55101

Trudy A. Rautio                       Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                     Chairman, President and Chief
Minnesota Life Insurance Company      Executive Officer
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                         Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy R. Swanson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                      Director, Executive Vice President
Minnesota Life Insurance Company      & Vice Chair
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Nancy L. Winter                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                     Director, Executive Vice President
Minnesota Life Insurance Company      and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101


Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.

     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.


     Securian Casualty Company
     CNL Financial Corporation (Georgia)

     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


     Personal Finance Company LLC (Delaware)

     Enterprise Holding Corporation

     Allied Solutions, LLC (Indiana)

     Securian Life Insurance Company

     Marketview Properties, LLC

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Lafayette Litho, Inc.

     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

     Cherokee National Life Insurance Company (Georgia)
     CNL/Insurance America, Inc. (Georgia)
     CNL/Resource Marketing Corporation (Georgia)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Advantus Series Fund, Inc.

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

Item 29.  Indemnification

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account


               Securian Life Variable Universal Life Account


          (b)  Directors and Officers of Securian Financial Services, Inc.

Name and Principal Business Address       Positions and Offices with Underwriter
-----------------------------------       --------------------------------------

Item 30 - Please insert the following where noted.


George I. Connolly                  President, Chief Executive Officer
Securian Financial Services, Inc.   and Director
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                 Vice President - Business and
Securian Financial Services, Inc.   Market Development
400 Robert Street North
St. Paul, MN 55101

Richard A. Diehl                    Vice President and Chief Investment
Securian Financial Services, Inc.   Officer
400 Robert Street North
St. Paul, MN 55101

Dwayne C. Radel                     Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                    Vice President - Operations and Treasurer
Securian Financial Services Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                    Senior Vice President, Chief Compliance
Securian Financial Services, Inc.   Officer and Secretary
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                   Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


     Name of        Net Underwriting  Compensation on
    Principal        Discounts and     Redemption or    Brokerage       Other
   Underwriter        Commissions      Annuitization   Commissions  Compensation
------------------  ----------------  ---------------  -----------  ------------
Securian Financial
 Services, Inc.     $     38,119,109               --           --            --



Item 31.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.

Item 32.  Management Services

None.

Item 33.  Fee Representation

Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-120704, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 27th day of April, 2010.




                                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                      (Registrant)


                                  By: MINNESOTA LIFE INSURANCE COMPANY
                                      (Depositor)


                                      By:        /s/  Robert L. Senkler
                                         ---------------------------------------
                                                   Robert L. Senkler
                                                 Chairman of the Board,
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



         Signature             Title                         Date
-----------------------------  ----------------------------  ----------------

                               Chairman, President and       April 27, 2010
/s/ Robert L. Senkler          Chief Executive Officer
-----------------------------
Robert L. Senkler


*
-----------------------------  Director
Mary K. Brainerd

*
-----------------------------  Director
John W. Castro


*
-----------------------------  Director
Sara H. Gavin


*
-----------------------------  Director
John F. Grundhofer

*
-----------------------------  Director
John H. Hooley

         Signature              Title                                  Date
-----------------------------   -----------------------------------    ----------------

*
-----------------------------   Director
Dennis E. Prohofsky


*
-----------------------------   Director
Dwayne C. Radel


*
-----------------------------   Director
Trudy A. Rautio


*
-----------------------------   Director
Randy F. Wallake


*
-----------------------------   Director
Warren J. Zaccaro


/s/ Warren J. Zaccaro           Executive Vice President               April 27, 2010
19, 2009
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief financial officer)


/s/ Warren J. Zaccaro           Executive Vice President               April 27, 2010
-----------------------------   and Chief Financial Officer
Warren J. Zaccaro               (chief accounting officer)


/s/ David J. LePlavy            Vice President, Treasurer              April 27, 2010
-----------------------------   and Controller
David J. LePlavy                (treasurer)

/s/ Dwayne C. Radel             Director and Attorney-in-Fact          April 27, 2010
-----------------------------
Dwayne C. Radel




* Pursuant to power of attorney dated April 12, 2010, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number   Description of Exhibit
--------------   ----------------------
26(a)            Resolution of the Board of Trustees of The Minnesota Mutual
                 Life Insurance Company dated October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life
                 Account's Form N-6, File Number 333-120704, Initial
                 Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(b)            Not Applicable.

26(c)(1) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)         Agent and General Agent Sales Agreements, previously filed as
                 Exhibit 27(c)(3) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)         Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy, form 86-660, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(2) Variable Adjustable Life Insurance Policy, form 87-670, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(3) Variable Adjustable Life Insurance Policy, form 90-670, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(4) Variable Adjustable Life Insurance Policy, form MHC-98-670, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(5) Guaranteed Principal Account Agreement, form 90-930, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 12, on April 28, 1997, is hereby incorporated by reference.

26(d)(6) Family Term Agreement-Children, form MHC-86-904, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(7) Exchange of Insureds Agreement, form MHC-86-914, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(8) Face Amount Increase Agreement, form MHC-86-915, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(9) Cost of Living Increase Agreement, form MHC-86-916, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(10)        Waiver of Premium Agreement, form MHC-86-917, previously filed as Exhibit A(5)(j) to Registrant's Form S-6, File

                  Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(11)         Survivorship Life Agreement, form MHC-90-929, previously filed as Exhibit A(5)(k) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(12)         Accelerated Benefit Agreement, form MHC-92-931, previously filed as Exhibit A(5)(l) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(13)         Short Term Agreement, form MHC-E324.1 10-1998, previously
                  filed as Exhibit A(5)(m) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(14)         Policy Enhancement Agreement, form MHC-95-941, previously
                  filed as Exhibit A(5)(n) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(15)         Protection Option Amendment, form MHC-98-945, previously filed as Exhibit A(5)(o) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(16)         Variable Early Value Agreement, form MHC-98-940, previously filed as Exhibit A(5)(p) to Registrant's Form S-6, File Number
                  33-3233, Post-Effective Amendment Number 14, on March 4, 1999, is hereby incorporated by reference.

26(d)(17)         Extended Maturity Agreement, form 05-907, previously filed as
                  Exhibit 26(d)(11) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 333-96383, Post Effective Amendment
                  Number 8, on April 21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1, form F59410 Rev 3-2006, previously filed as Exhibit 26(e)(1) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(2)          Application Part 2, form F. 59572 8-2003, previously filed as exhibit 26(e)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(e)(3) Application Part 3 - Agreements and Authorization, form F59536 Rev 3-2006, previously filed as Exhibit 26(e)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(4) Policy Change - Application Part 1, form F59538 Rev 3-2006, previously filed as Exhibit 26(e)(3) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(5) Policy Change Application Part 3, form F59534 Rev 3-2006, previously filed as Exhibit 26(e)(4) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(6) Policy Change Application, form F59537 Rev 3-2006, previously filed as Exhibit 26(e)(5) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(e)(7)          Application Part 2, form F. 59573 8-2003, previously filed as exhibit 26(e)(3) to Minnesota Life Variable Life Account, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 33-3233, Post-Effective Amendment Number 14, on March 4, 1999 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)       Participation Agreement among Advantus Series Fund, Inc.,
                  Advantus Capital Management, Inc. and Minnesota Life Insurance
                  Company - Previously filed on September 7, 2007 as Exhibit
                  23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File
                  Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

26(h)(1)(ii)      Shareholder Information Agreement between Advantus Series
                  Fund, Inc. and Minnesota Life Insurance Company, filed on
                  April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form
                  N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(2)(i)       Fund Participation Agreement between Janus Aspen Series, Janus
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life
                  Variable Universal Life Account's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 10, on February 27,
                  2003, is hereby incorporated by reference.

26(h)(2)(ii)      Addendum Dated May 1, 2000 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  27(h)(2)(ii) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)     Amendment to Fund Participation Agreement between Janus Aspen
                  Series, Janus Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6,
                  File Number 33-85496, Post-Effective Amendment Number 10, on
                  February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)      Amendment Dated December 1, 2002 to Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)       Amendment Dated March 1, 2004 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on April 22, 2005 as
                  Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)      Amendment dated May 1, 2005 to the Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-64395, Post-Effective Amendment
                  Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)     Amendment Number Two to the Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)    Rule 22c-2 Shareholder Information Agreement between Janus
                  Capital Management, LLC, Janus Services LLC, Janus
                  Distributors LLC, Janus Aspen Series and Minnesota Life
                  Insurance Company, filed on April 20, 2007 as Exhibit
                  26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496,
                  Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(i)       Amended and Restated Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Minnesota Life Insurance Company, filed on April 20, 2007 as
                  Exhibit 26(h)(3) to Registrant's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)      First Amendment to Amended and Restated Participation
                  Agreement among Minnesota Life Insurance Company, Fidelity
                  Distributors Corporation, Variable Insurance Products Fund,
                  Variable Insurance Products Fund II, Variable Insurance
                  Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Pre-Effective Amendment
                  Number 1, is hereby incorporated by reference.

26(h)(4) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc., previously filed as Exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(5)(i)       Participation Agreement among Oppenheimer Variable Account
                  Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                  Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)      Amendment No. 1 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)     Amendment No. 2 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iv)      Amendment No. 3 to the Participation Agreement among
                  Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment Number
                  23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)       Amendment No. 4 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed as Exhibit
                  26(h)(7)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)      Amendment No. 5 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, Oppenheimer Funds, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(k)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(5)(vi)(i)   Amendment No. 6 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(5)(vii)     Shareholder Information Agreement Under Rule 22c-2 of the
                  Investment Company Act of 1940 among OppenheimerFunds
                  Services, OppenheimerFunds Distributor, Inc. and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(6)(i)       Participation Agreement among Panorama Series Fund, Inc.,
                  OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)      Amendment No. 1 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)     Amendment No. 2 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)      Amendment No. 3 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-3233, Post-Effective Amendment Number 23, on April 26,
                  2005, is hereby incorporated by reference.

26(h)(6)(v)       Amendment No. 4 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-64395, Post-Effective Amendment Number 13, on April 21,
                  2006, is hereby incorporated by reference.

26(h)(6)(vi)      Amendment No. 5 to Participation Agreement among Panorama
                  Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(i)       Participation Agreement among Putnam Variable Trust, Putnam
                  Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among Putnam Variable Trust, Putnam Retail
                  Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-

                  Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)     Amendment No. 1 to Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(iv)      Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                  Putnam Retail Management Limited Partnership and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h(7)(v)        Amendment No. 2 to the Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Number
                  17, is hereby incorporated by reference.

26(h)(8)(i)       Participation Agreement by and among AIM Variable Insurance
                  Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's Form
                  N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(iii)     Amendment No. 1 to the Participation Agreement dated March 4,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)      Amendment No. 2 to the Participation Agreement dated March 2,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)       Amendment No. 3 to Participation Agreement by and among AIM
                  Variable Insurance Funds, AIM Distributors, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(n)(iv) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(vi)      Intermediary Agreement Regarding Compliance with SEC Rule
                  22c-2 between AIM Investment Services, Inc. and Minnesota Life
                  Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(9)(i)       Shareholder Services Agreement among American Century
                  Investment Services, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(11) to Registrant's
                  Form N-6, File Number 333-96383, Post-Effective Amendment
                  Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(9)(iii)     Shareholder Information Agreement between American Century
                  Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(10)(i)      Participation Agreement by and among Minnesota Life Insurance
                  Company, Warburg, Pincus Trust, Credit Suisse Asset
                  Management, LLC and Credit Suisse Asset Management Securities,
                  Inc., previously filed as Exhibit 27(h)(12) to Registrant's
                  Form N-6, File Number 333-96383, Post-Effective Amendment
                  Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(10)(ii)     Rule 22c-2 Shareholder Information Agreement by and between
                  Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance
                  Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

26(h)(11)(i)      Participation Agreement among MFS Variable Insurance Trust,
                  Massachusetts Financial Services Company and Minnesota Life
                  Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)     Amendment No. 1 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File Number
                  333-96383, Post-Effective Amendment Number 4, on April 30,
                  2003, is hereby incorporated by reference.

26(h)(11)(iii)    Amendment No. 2 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6, File
                  Number 333-96383, Post-Effective Amendment Number 4, on April
                  30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)     Amendment No. 3 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)      Amendment No. 4 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)     Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                  Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vii)    Amendment No. 5 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4,

                  File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)   Rule 22c-2 Shareholder Information Agreement between MFS Fund
                  Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(i)      Participation Agreement as of May 1, 2000 between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)     Amendment to Participation Agreement as of May 1, 2000 between
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)    Amendment No. 2 to Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)     Amendment No. 3 to Participation Agreement by and among
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed as
                  Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)      Amendment No. 4 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)     Amendment No. 5 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors,
                  Inc. and Minnesota Life Insurance Company previously filed on
                  September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                  Account's Form N-4, File Number 333-140230, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)   Amendment No. 6 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(13)(i)      Participation Agreement as of September 29, 2003 between
                  Minnesota Life Insurance Company and Waddell & Reed, Inc.
                  previously filed as Exhibit 27(h)(15) to Minnesota Life

                  Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)     Amendment Number One to the Target Funds Participation
                  Agreement among Minnesota Life Insurance Company, Waddell &
                  Reed, Inc. and W&R Target Funds, Inc., previously filed as
                  Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-64395, Post-Effective
                  Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)    Shareholder Information Agreement among Ivy Funds Distributor,
                  Inc., Waddell & Reed, Inc. and Minnesota Life Insurance
                  Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to
                  Registrant's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)     Second Amendment to the Target Funds Participation Agreement
                  among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                  and W&R Target Funds, Inc. previously filed as Exhibit
                  24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Post-Effective Amendment Number 6 on
                  February 27, 2009, is hereby incorporated by reference.

26(h)(14)(i)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)     Amendment No. 2 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc. , previously filed on October 4,
                  2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 3, is hereby incorporated by reference.

26(h)(15)(i)      Participation Agreement among Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                  Inc., and Minnesota Life Insurance Company previously filed on
                  April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)     Amendment Number one to the Agreement between Van Kampen Asset
                  Management, Inc. and Minnesota Life Insurance Company filed on
                  December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Pre-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management, previously filed on April 27, 2010 as exhibit 24(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(16)(i)      Van Kampen Life Investment Trust Shareholder Information
                  Agreement among Van Kampen Funds Inc., Van Kampen Life
                  Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)      Agreement among The Universal Institutional Funds, Inc.,
                  Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                  Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242,
                  Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)     Amendment Number One to Participation Agreement among
                  Minnesota Life Insurance Company, The Universal Institutional
                  Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan
                  Stanley Investment Management Inc., previously filed on April
                  27, 2010 as exhibit 24(h)(17)(ii) to Minnesota Life Variable
                  Life Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(i)      Fund Participation Agreement among Minnesota Life Insurance
                  Company, Financial Investors Variable Insurance Trust, Alps
                  Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)     Amendment Number One to the Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
                  Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 33-136242,
                  Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(18)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc. , previously filed on April 27, 2010 as Exhibit 26(h)(18)
                  (iii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 333-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(19)(i)      Fund Participation Agreement among Neuberger Berman Advisers
                  Management Trust, Neuberger Berman Management Inc. and
                  Minnesota Life Insurance Company, previously filed on October
                  9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 8, is hereby incorporated by reference.

26(h)(20)(i)      Shareholder Information Agreement between Advantus Series
                  Fund, Inc. and Minnesota Life Insurance Company, filed on
                  April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form
                  N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

26(h)(21)(i)      Participation Agreement among Minnesota Life Insurance
                  Company, Securian Financial Services, Inc., and
                  AllianceBernstein Investments, Inc. , previously filed on
                  October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)     Amendment Number One to Participation Agreement among
                  Minnesota Life Insurance Company, Securian Financial Services,
                  Inc., AllianceBernstein L.P. and AllianceBernstein
                  Investments, Inc., previously filed on April 27, 2010 as
                  exhibit 24(h)(21)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 30, is hereby incorporated by reference.

26(i)(1)(i)       Investment Accounting Agreement between Securian Financial
                  Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)      First Amendment to Investment Accounting Agreement between
                  Securian Financial Group, Inc. and State Street Bank and Trust
                  Company, previously filed on August 15, 2006 as Exhibit
                  26(i)(l)(b) to the Securian Life Variable Universal Life
                  Account's Form N-6, File Number 333-132009, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)       Administration Agreement between Securian Financial Group,
                  Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Number 1, on
                  February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)      First Amendment to Administration Agreement between Securian
                  Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6,
                  File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)             Not Applicable.

26(k)             Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)             Actuarial opinion of Robert J. Ehren, FSA, CLU.

26(m)             Calculation.

26(n)             Consent of KPMG LLP.

26(o)             Not Applicable.

26(p)             Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.